UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08918

HIRTLE CALLAGHAN TRUST

(Exact name of registrant as specified in charter)

FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE W. CONSHOHOCKEN , PA	19428
(Address of principal executive offices)	(Zip code)

BISYS FUND SERVICES, 3435 STELZER RD., COLUMBUS OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1.	Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments	March 31, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (98.51%):
Institutional Capital Corp. (77.29%):
Banking (8.30%):
717,200	BankAmerica Corp.	$36,591,543
475,950	Wachovia Corp.	26,201,048
742,600	Wells Fargo & Co.	25,567,718

		88,360,309

Beverages (3.94%):
343,750	Coca Cola Co.	16,500,000
400,200	Pepsico, Inc.	25,436,712

		41,936,712

Chemicals (2.90%):
403,700	E.I. du Pont de Nemours & Co.	19,954,891
278,050	Imperial Chemical Industries PLC - ADR (b)	10,944,048

		30,898,939

Computer Systems (1.52%):
402,300	Hewlett Packard Co.	16,148,322

Conglomerates (4.82%):
783,700	General Electric Co.	27,711,632
206,850	Temple - Inland, Inc.	12,357,219
124,850	Textron, Inc.	11,211,530

		51,280,381

Diversified (2.03%):
469,300	Honeywell International, Inc.	21,615,958

Electronic Components & Instruments (0.80%):
254,100	Agilent Technologies, Inc. (a)	8,560,629

Financial Services (7.87%):
722,364	Citigroup, Inc.	37,086,167
580,200	J.P. Morgan Chase & Co.	28,070,076
236,672	Morgan Stanley	18,640,287

		83,796,530

Homebuilding / Development (0.66%):
166,500	Lennar Corp.	7,027,965

Hotels & Motels (0.99%):
424,950	Intercontinental Hotels Group PLC - ADR	10,509,014

Insurance (4.33%):
413,650	American International Group, Inc.	27,805,553
353,566	Travelers Companies, Inc.	18,304,112

		46,109,665

Media (1.42%):
368,050	Viacom, Inc. Class - B (a)	15,130,536

Metals (1.68%):
78,600	Rio Tinto PLC - ADR (b)	17,905,866

Oil & Gas (10.43%):
260,500	Exxon Mobil Corp.	19,654,725
268,600	Hess Corp.	14,899,242
416,400	Occidental Petroleum Corp.	20,532,683
275,400	Schlumberger Ltd.	19,030,140
283,850	Total SA - ADR	19,807,053
314,300	XTO Energy, Inc.	17,226,783

		111,150,626

Paper Products (1.31%)
382,800	International Paper Co.	13,933,920

Pharmaceuticals (6.01%):
478,100	Bristol-Myers Squibb Co.	13,272,056
309,389	Eli Lilly & Co.	16,617,283
216,400	Hospira, Inc. (a)	8,850,760
462,550	Novartis AG - ADR	25,269,107

		64,009,206

Railroads (1.45%):
305,100	Norfolk Southern Corp.	15,438,060

Restaurants (2.28%):
538,750	McDonald’s Corp.	24,270,688

Retail (4.51%):
519,550	CVS Corp.	17,737,437
233,750	Target Corp.	13,852,025
349,200	Wal-Mart Stores, Inc.	16,394,940

		47,984,402

Semiconductors (1.45%):
514,400	Texas Instruments, Inc.	15,483,440

Telecommunications (5.77%):
952,508	AT&T, Inc.	37,557,390
398,850	Corning, Inc. (a)	9,069,849
838,750	Motorola, Inc.	14,820,713

		61,447,952

Transportation (0.79%):
182,200	TNT NV - ADR	8,390,310

Utilities (2.03%):
243,050	Dominion Resources, Inc. (b)	21,575,549

		822,964,979

JS Asset Management (5.56%):
Airlines & Services (0.19%):
14,830	AMR Corp. (a)	451,574
42,080	UAL Corp. (a)	1,606,193

		2,057,767

Automobile Production (0.06%):
80,200	Ford Motor Co.	632,778

Business Services (0.17%):
229,530	BearingPoint, Inc. (a)	1,758,200

Computer Software & Services (0.18%):
83,100	Dell, Inc. (a)	1,928,751

Conglomerates (0.10%):
29,890	General Electric Co.	1,056,910

Electric Utility (0.59%):
55,200	Mirant Corp. (a)	2,233,392
196,960	Reliant Energy, Inc. (a)	4,002,227

		6,235,619

Electronic Components & Instruments (0.17%):
493,800	Sanmina-SCI Corp. (a)	1,787,556

Financial Services (1.68%):
42,750	Citigroup, Inc.	2,194,785
81,800	Countrywide Financial Corp.	2,751,752
70,480	Fannie Mae	3,846,799
55,660	Freddie Mac	3,311,213
36,930	J.P. Morgan Chase & Co.	1,786,673
9,350	MGIC Investment Corp.	550,902
83,800	Washington Mutual, Inc.	3,383,844

		17,825,968

Food - Retail (0.06%):
17,830	Safeway, Inc.	653,291

Food Processing (0.24%):
131,000	Tyson Foods, Inc., Class - A	2,542,710

Health Care (0.12%):
190,950	Tenet Healthcare Corp. (a)	1,227,809

Homebuilding / Development (0.14%):
67,200	D.R. Horton, Inc.	1,478,400

Insurance (0.17%):
52,100	Genworth Financial, Inc., Class - A	1,820,374

Manufacturing (0.46%):
143,946	AU Optronics Corp. - ADR	2,058,428
91,140	Tyco International Ltd.	2,875,467

		4,933,895

Oil & Gas (0.03%):
19,300	Aegean Marine Petroleum Network, Inc.	325,012

Paper Products (0.19%):
725,210	Abitibi-Consolidated, Inc.	2,045,092

Pharmaceuticals (0.22%):
54,760	Sanofi-Aventis - ADR	2,382,608

Telecommunications (0.61%):
240,450	Alcatel, SA - ADR	2,842,119
38,700	Motorola, Inc.	683,829
21,983	Nortel Networks Corp. (a)	528,691
129,850	Sprint Nextel Corp.	2,461,956

		6,516,595

Utilities (0.18%):
33,600	Peabody Energy Corp.	1,352,064
14,900	Peabody Energy Corp.	599,576

		1,951,640

		59,160,975

State Street Global Advisors (15.66%):
Aerospace/Defense (0.07%):
500	Alliant Techsystems, Inc. (a)	43,960
700	Armor Holdings, Inc. (a)	47,131
600	DRS Technologies	31,302
200	Goodrich Corp.	10,296
7,640	Northrop Grumman Corp.	567,041
400	Spirit Aerosystems Holdings, Inc., Class - A (a)	12,740

		712,470

Airlines & Services (0.02%):
1,400	AMR Corp. (a)	42,630
8,289	Southwest Airlines Co.	121,848
2,600	UAL Corp. (a)	99,242

		263,720

Auction House (0.01%):
2,151	Adesa, Inc.	59,432

Auto Parts (0.06%):
1,912	Autoliv, Inc.	109,194
1,300	BorgWarner, Inc.	98,046
300	Gentex Corp.	4,875
4,167	Genuine Parts Co.	204,183
2,437	Paccar, Inc.	178,876
1,000	TRW Automotive Holdings Corp. (a)	34,820

		629,994

Automobile Production (0.06%):
43,221	Ford Motor Co.	341,014
11,291	General Motors Corp., Class - H	345,956

		686,970

Banking (1.86%):
3,700	American Capital Strategies	163,947
3,085	Associated Banc-Corp.	103,656
2,051	Astoria Financial Corp.	54,536
1,800	BanCorpSouth, Inc.	44,010
108,349	Bank of America Corp.	5,527,965
415	Bank of Hawaii Corp.	22,007
17,061	Bank of New York Co., Inc.	691,824
13,089	BB&T Corp.	536,911
524	BOK Financial Corp.	25,954
8,490	Capital One Financial Corp.	640,655

600	Capitol Federal Financial	22,686
4,800	CIT Group, Inc.	254,016
984	City National Corp.	72,422
3,555	Colonial BankGroup, Inc.	87,986
3,887	Comerica, Inc.	229,799
1,699	Commerce Bancshares, Inc.	82,079
3,072	Compass Bancshares, Inc.	211,354
766	Cullen/Frost Bankers, Inc.	40,085
100	East-West BanCorp, Inc.	3,677
11,400	Fifth Third BanCorp	441,066
100	First Citizens BancShares, Class A	20,100
3,971	Fulton Financial Corp.	57,699
7,200	Hudson City BanCorp, Inc.	98,496
6,000	Huntington Bancshares, Inc.	131,100
2,431	Janus Capital Group, Inc.	50,832
2,700	Jefferies Group, Inc.	78,165
9,700	KeyCorp	363,459
1,836	M & T Bank Corp.	212,664
6,048	Marshall & Ilsley Corp.	280,083
1,025	Mellon Financial Corp.	44,219
14,647	National City Corp.	545,601
257	Northern Trust Corp.	15,456
8,290	PNC Bank Corp.	596,657
6,610	Popular, Inc.	109,462
2,600	Sky Financial Group, Inc.	69,836
9,447	Sovereign BanCorp, Inc.	240,332
8,697	SunTrust Banks, Inc.	722,199
3,700	Synovus Financial Corp.	119,658
1,814	TCF Financial Corp.	47,817
2,345	TD Banknorth, Inc.	75,415
42,249	U.S. BanCorp	1,477,448
1,303	UnionBanCal Corp.	82,636
2,945	Valley National BanCorp	74,361
41,094	Wachovia Corp.	2,262,225
2,060	Washington Federal, Inc.	48,328
1,200	Webster Financial Corp.	57,612
67,698	Wells Fargo & Co.	2,330,841
1,450	Whitney Holding Corp.	44,341
1,541	Wilmington Trust Corp.	64,984
2,560	Zions BanCorp.	216,371

		19,795,032

Beverages (0.15%):
6,700	Anheuser-Busch Cos., Inc.	338,082
23,844	Coca Cola Co.	939,162
3,760	Constellation Brands, Inc., Class - A(a)	79,637
1,120	Molson Coors Brewing Co., Class - B	105,974
1,500	Pepsi Bottling Group, Inc.	47,835
1,607	PepsiAmericas, Inc.	35,868

		1,546,558

Biotechnology (0.03%):
4,200	Biogen Idec, Inc. (a)	186,396
1,100	Charles River Laboratories International, Inc. (a)	50,886
3,102	Millennium Pharmaceuticals (a)	35,239

		272,521

Broadcasting (0.08%):
2,500	Cablevision Systems Corp.	76,075
12,053	Clear Channel Communications, Inc.	422,337
300	CTC Media, Inc. (a)	7,704
4,784	Discovery Holding Co., Class - A (a)	91,518
600	Hearst - Argyle Television, Inc.	16,314
6,218	Liberty Global, Inc., Class - A (a)	204,759

		818,707

Business Services (0.05%):
300	Equifax, Inc.	10,935
300	Fair Isaac Corp.	11,604
3,934	Fidelity National Information Services, Inc.	178,840
2,300	Hewitt Associates, Inc. (a)	67,229
1,300	IMS Health, Inc.	38,558
247	Manpower, Inc.	18,221
3,100	Sabre Holdings Corp.	101,525
4,600	ServiceMaster Co.	70,794
200	The Brink’s Co.	12,690

		510,396

Cable (0.10%):
34,394	Comcast Corp., Class - A (a)	892,524
7,018	Virgin Media, Inc.	177,205

		1,069,729

Casinos/Gaming (0.01%):
1,183	Harrah’s Entertainment, Inc.	99,904

Chemicals (0.28%):
4,721	Air Products & Chemicals, Inc.	348,835
100	Airgas, Inc.	4,215
1,800	Albemarle Corp.	74,412
1,352	Ashland, Inc.	88,691
895	Cabot Corp.	42,718
900	Celanese Corp., Series - A	27,756
5,500	Chemtura Corp.	60,115
1,000	Cytec Industries, Inc.	56,240
22,749	Dow Chemical Co.	1,043,269
4,379	E.I. du Pont de Nemours & Co.	216,454
1,886	Eastman Chemical Co.	119,440
900	FMC Corp.	67,887
400	Huntsman Corp.	7,636
700	International Flavors & Fragrance, Inc.	33,054
200	KBR, Inc. (a)	4,070
1,619	Lubrizol Corp.	83,427
3,492	PPG Industries, Inc.	245,523
3,282	Rohm & Haas Co.	169,745
1,000	Sherwin-Williams Co.	66,040
1,750	Sigma-Aldrich Corp.	72,660
3,500	The Mosaic Co. (a)	93,310
2,532	Valspar Corp.	70,466
300	Westlake Chemical Corp.	8,145

		3,004,108

Clothing/Apparel (0.05%):
5,600	Gap, Inc.	96,376
1,019	Hanesbrands, Inc. (a)	29,948
2,800	Jones Apparel Group, Inc.	86,044
2,392	Liz Claiborne, Inc.	102,497
2,100	VF Corp.	173,503

		488,368

Computer Software & Services (0.14%):
1,400	Affiliated Computer Services, Inc., Class - A (a)	82,432
800	Applera Corp.	23,656
8,500	CA, Inc.	220,235
1,000	Cadence Design Systems, Inc. (a)	21,060
361	Ceridian Corp. (a)	12,577
4,157	Computer Sciences Corp. (a)	216,704
7,610	Compuware Corp. (a)	72,219
5,525	Electronic Data Systems Corp.	152,932
6,600	EMC Corp. (a)	91,410
2,500	Integrated Device Technology, Inc. (a)	38,550
300	McAfee, Inc. (a)	8,724
3,394	NCR Corp. (a)	162,131
8,500	Novell, Inc. (a)	61,370

12,770	Symantec Corp. (a)	220,922
7,969	Unisys Corp. (a)	67,179
300	Verisign, Inc. (a)	7,536

		1,459,637

Computer Systems (0.19%):
26,315	Hewlett Packard Co.	1,056,284
3,200	Ingram Micro, Inc. (a)	61,792
3,393	International Business Machines Corp.	319,824
500	Lexmark International Group, Inc. (a)	29,230
76,300	Sun Microsystems, Inc. (a)	458,563
1,221	Tech Data Corp. (a)	43,724

		1,969,417

Conglomerates (0.81%):
27,050	Altria Group, Inc.	2,375,261
500	Dover Corp.	24,405
2,300	Fortune Brands, Inc.	181,286
126,912	General Electric Co.	4,487,609
2,000	Hawaiian Electric Industries, Inc.	51,980
10,857	Honeywell International, Inc.	500,073
2,657	IAC/Interactive Corp. (a)	100,195
1,402	ITT Industries, Inc.	84,569
1,410	Pentair, Inc.	43,936
5,579	Raytheon Co.	292,674
1,367	SPX Corp.	95,963
949	Teleflex, Inc.	64,598
2,608	Temple - Inland, Inc.	155,802
197	Textron, Inc.	17,691
2,000	United Technologies Corp.	130,000
500	W.W. Grainger, Inc.	38,620

		8,644,662

Construction Materials & Supplies (0.03%):
200	Carlisle Cos., Inc.	8,586
2,700	Louisiana-Pacific Corp.	54,162
3,605	Masco Corp.	98,777
2,788	RPM International, Inc.	64,403
1,736	Timken Co.	52,618
1,500	United Rentals, Inc. (a)	41,250

		319,796

Consumer Products & Services (0.03%):
200	Bare Escentuals, Inc. (a)	7,174
600	Jarden Corp. (a)	22,980
9,400	Mattel, Inc.	259,158
206	The Scotts Co.	9,070

		298,382

Containers & Packaging (0.02%):
2,572	Bemis Co., Inc.	85,879
2,200	Sealed Air Corp.	69,520
2,454	Sonoco Products Co.	92,221

		247,620

Correctional Services & Facilities (0.00%):
450	Corrections Corp. of America (a)	23,765

Education Services (0.00%):
100	Laureate Education, Inc. (a)	5,897

Electronic Components & Instruments (0.23%):
2,460	Arrow Electronics, Inc. (a)	92,865
9,800	Atmel Corp. (a)	49,294
1,638	Avnet, Inc. (a)	59,197
420	AVX Corp.	6,384
100	Beckman Coulter, Inc.	6,389
329	Diebold, Inc.	15,697
3,600	Eaton Corp.	300,815
1,306	Emerson Electric Co.	56,276
251	Energizer Holdings, Inc. (a)	21,418
9,574	General Dynamics Corp.	731,453

946	Hubbell, Inc., Class - B	45,635
700	International Rectifier Corp. (a)	26,747
2,000	Intersil Holding Corp.	52,980
2,042	Johnson Controls, Inc.	193,214
9,700	Micron Technology, Inc. (a)	117,176
1,686	Parker-Hannifin Corp.	145,519
1,300	PerkinElmer, Inc.	31,486
8,500	Sanmina-SCI Corp. (a)	30,770
10,600	Solectron Corp. (a)	33,390
800	Spansion, Inc., Class - A (a)	9,752
3,100	Synopsys, Inc. (a)	81,313
530	Tektronix, Inc.	14,925
1,300	Teradyne, Inc. (a)	21,502
5,200	Thermo Electron Corp. (a)	243,100
3,355	Vishay Intertechnology, Inc. (a)	46,903

		2,434,200

Entertainment (0.10%):
31,425	The Walt Disney Co.	1,081,963
1,100	Warner Music Group Corp.	18,766

		1,100,729

Financial Services (2.03%):
1,820	A.G. Edwards, Inc.	125,908
3,330	Allied Capital Corp.	95,937
2,310	Ambac Financial Group, Inc.	199,561
1,908	Americredit Corp. (a)	43,617
5,200	Ameriprise Financial, Inc.	297,128
2,900	Bear Stearns Cos., Inc.	436,015
632	CapitalSource, Inc.	15,882
118,085	Citigroup, Inc.	6,062,483
3,100	Convergys Corp. (a)	78,771
14,454	Countrywide Credit Industries, Inc.	486,233
700	E*TRADE Group, Inc. (a)	14,854
23,100	Fannie Mae	1,260,798
3,000	First Horizon National Corp.	124,590
8,137	Freddie Mac	484,070
2,236	Goldman Sachs Group, Inc.	462,025
7,619	Hartford Financial Services Group, Inc.	728,224
1,194	IndyMac Mortgage Holdings, Inc.	38,268
3,085	iStar Financial, Inc.	144,471
82,440	J.P. Morgan Chase & Co.	3,988,447
1,300	Legg Mason, Inc.	122,473
11,126	Lehman Brothers Holdings, Inc.	779,599
17,895	Merrill Lynch & Co., Inc.	1,461,485
1,924	MGIC Investment Corp.	113,362
22,586	Morgan Stanley	1,778,873
1,100	Nationwide Financial Services, Inc.	59,246
6,949	New York Community BanCorp	122,233
100	Nymex Holdings, Inc. (a)	13,576
1,800	NYSE Group, Inc. (a)	168,750
6,197	Principal Financial Group	371,014
2,287	Raymond James Financial, Inc.	68,061
17,433	Regions Financial Corp.	616,605
1,900	South Financial Group, Inc.	46,968
100	Student Loan Corp.	18,592
20,861	Washington Mutual, Inc.	842,367

		21,670,486

Food - Retail (0.10%):
15,152	Kroger Co.	428,044
10,800	Safeway, Inc.	395,712
4,949	Supervalu, Inc.	193,357

		1,017,113

Food Processing (0.24%):
15,645	Archer-Daniels-Midland Co.	574,172
2,281	Campbell Soup Co.	88,845
12,491	ConAgra Foods, Inc.	311,151
1,700	Corn Products International, Inc.	60,503

3,150	Dean Foods Co. (a)	147,231
5,000	Del Monte Foods Co.	57,400
7,499	General Mills, Inc.	436,592
3,537	H.J. Heinz Co.	166,663
1,809	Hormel Foods Corp.	67,277
1,400	J.M. Smucker Co.	74,648
1,500	Kellogg Co.	77,145
5,128	Kraft Foods, Inc.	162,352
548	McCormick & Co., Inc.	21,109
8,755	Sara Lee Corp.	148,135
2,274	Smithfield Foods, Inc. (a)	68,106
500	The Hershey Co.	27,330
5,418	Tyson Foods, Inc., Class - A	105,163

		2,593,822

Funeral Services (0.01%):
7,040	Service Corp. International	83,494

Furniture & Fixtures (0.02%):
827	Hillenbrand Industry, Inc.	49,099
1,840	Leggett & Platt, Inc.	41,713
1,072	Mohawk Industries, Inc. (a)	87,957

		178,769

Health Care (0.12%):
900	Community Health Systems, Inc. (a)	31,725
4,100	Health Management Associates, Inc., Class - A	44,567
200	Health Net, Inc. (a)	10,762
2,240	McKesson Corp.	131,130
2,826	Medco Health Solutions, Inc. (a)	204,970
1,376	Omnicare, Inc.	54,724
3,400	Tenet Healthcare Corp. (a)	21,862
1,825	Triad Hospitals, Inc. (a)	95,356
800	Universal Health Services, Inc.	45,808
8,219	WellPoint, Inc. (a)	666,560

		1,307,464

Homebuilding / Development (0.04%):
500	Beazer Homes USA, Inc.	14,515
1,500	Centex Corp.	62,670
3,272	D.R. Horton, Inc.	71,984
900	KB Home	38,403
1,848	Lennar Corp.	78,004
469	MDC Holdings, Inc.	22,545
2,468	Pulte Homes, Inc.	65,303
800	Standard Pacific Corp.	16,696
2,400	Toll Brothers, Inc. (a)	65,712

		435,832

Hotel/Gaming (0.00%):
797	Starwood Hotels & Resorts Worldwide	51,685

Hotels & Motels (0.01%):
3,712	Wyndham Worldwide Corp. (a)	126,765

Household Products & Appliances (0.42%):
1,418	Alberto - Culver Co.	32,444
3,587	Clorox Co.	228,456
1,300	Colgate-Palmolive Co.	86,827
2,430	Newell Rubbermaid, Inc.	75,549
61,800	Procter & Gamble Co.	3,903,288
1,418	Sally Beauty Holdings, Inc. (a)	13,031
1,690	Whirlpool Corp.	143,498

		4,483,093

Insurance (1.08%):
6,264	Aetna, Inc.	274,301
120	Alleghany Corp. (a)	44,967
15,185	Allstate Corp.	912,010
2,013	American Financial Group, Inc.	68,523
45,425	American International Group, Inc.	3,053,468

300	American National Insurance Co.	38,379
6,983	Aon Corp.	265,075
1,500	Arthur J. Gallagher & Co.	42,495
2,800	Assurant, Inc.	150,164
9,950	Chubb Corp.	514,117
2,263	Cigna Corp.	322,840
3,817	Cincinnati Financial Corp.	161,841
500	CNA Financial Corp. (a)	21,545
3,600	Conseco, Inc. (a)	62,280
1,100	Erie Indemnity, Inc.	58,047
5,189	Fidelity National Title Group, Inc., Class - A	124,588
2,000	First American Financial Corp.	101,440
700	Hanover Insurance Group, Inc.	32,284
1,206	HCC Insurance Holdings, Inc.	37,145
3,798	Leucadia National Corp.	111,737
6,741	Lincoln National Corp.	456,972
10,588	Loews Corp.	481,013
204	Markel Corp. (a)	98,905
13,100	Marsh & McLennan Cos., Inc.	383,699
3,256	MBIA, Inc.	213,235
600	Mercury General Corp.	31,824
11,031	MetLife, Inc.	696,608
5,435	Old Republic International Corp.	120,222
300	Philadelphia Consolidated Holding Corp. (a)	13,197
2,066	PMI Group, Inc.	93,425
13,720	Progressive Corp.	299,370
1,631	Protective Life Corp.	71,829
1,980	Radian Group, Inc.	108,662
600	Reinsurance Group of America, Inc.	34,632
2,500	SAFECo Corp.	166,075
1,400	StanCorp Financial Group, Inc.	68,838
2,470	Torchmark Corp.	162,007
427	Transatlantic Holdings, Inc.	27,806
16,611	Travelers Companies, Inc.	859,951
1,069	Unitrin, Inc.	50,318
8,295	UnumProvident Corp.	191,034
1,655	W.R. Berkley	54,814
10,900	Wentworth Financial, Inc., Class - A	380,846
47	Wesco Financial Corp.	21,620

		11,484,148

Machinery, Tools & Engineering (0.12%):
1,900	AGCo Corp. (a)	70,243
100	Black & Decker Corp.	8,162
1,200	Crane Co.	48,504
200	Cummins, Inc.	28,944
5,534	Deere & Co.	601,214
1,100	Flowserve Corp.	62,909
900	Kennametal, Inc.	60,849
1,700	Novellus Systems (a)	54,434
2,560	Pall Corp.	97,280
1,800	Shaw Group, Inc. (a)	56,286
1,221	Snap-On, Inc.	58,730
600	Stanley Works	33,216
1,200	Terex Corp. (a)	86,112

		1,266,883

Manufacturing (0.01%):
1,400	Lennox International	49,980
1,100	URS Corp. (a)	46,849
1,000	USG Corp. (a)	46,680

		143,509

Media (0.28%):
16,047	CBS Corp., Class - B	490,878
3,302	Liberty Media Capital Corp. - Capital (a)	365,168

3,611	Liberty Media Holding Corp. - Interactive (a)	86,014
17,728	News Corp., Class - A	409,871
82,902	Time Warner, Inc.	1,634,828

		2,986,759

Medical Equipment & Supplies (0.01%):
977	Bausch & Lomb, Inc.	49,983
700	Invitrogen Corp. (a)	44,555
500	The Cooper Cos., Inc.	24,310

		118,848

Metals (0.17%):
12,538	Alcoa, Inc.	425,038
3,000	Commercial Metals Co.	94,050
5,283	Freeport-McMoran Copper & Gold, Inc., Class - B	349,682
500	Newmont Mining Corp.	20,995
7,400	Nucor Corp.	481,962
1,600	Reliance Steel & Aluminum Co.	77,440
160	Rowan Cos., Inc.	5,195
2,300	Steel Dynamics	99,360
2,952	United States Steel Corp.	292,750

		1,846,472

Motion Pictures & Services (0.00%):
300	Dreamworks Animation SKG, Inc. (a)	9,174

Office Equipment (0.05%):
2,270	Pitney Bowes, Inc.	103,035
210	Steelcase, Inc.	4,177
23,100	Xerox Corp. (a)	390,159

		497,371

Oil & Gas (2.33%):
1,900	AGL Resources, Inc.	81,168
11,000	Anadarko Petroleum Corp.	472,780
7,890	Apache Corp.	557,823
2,200	Atmos Energy Corp.	68,816
1,100	Cabot Oil & Gas Corp.	74,052
10,000	Chesapeake Energy Corp.	308,800
52,574	ChevronTexaco Corp.	3,888,373
1,900	Cimarex Energy Co.	70,338
39,201	ConocoPhillips	2,679,388
10,516	Devon Energy Corp.	727,918
29,488	Duke Energy Corp.	598,312
1,700	Energen Corp.	86,513
3,200	EOG Resources, Inc.	228,288
348	Equitable Resources, Inc.	16,815
128,275	Exxon Mobil Corp.	9,678,350
1,300	Forest Oil Corp. (a)	43,381
1,300	Frontier Oil Corp.	42,432
6,420	Hess Corp.	356,117
5,223	Lyondell Chemical Co.	156,533
8,112	Marathon Oil Corp.	801,709
4,191	MDU Resources Group, Inc.	120,449
4,500	Murphy Oil Corp.	240,300
287	National-Oilwell, Inc. (a)	22,326
3,078	Newfield Exploration Co. (a)	128,383
4,260	Noble Energy, Inc.	254,109
20,406	Occidental Petroleum Corp.	1,006,220
2,600	ONEOK, Inc.	117,000
3,000	Pioneer Natural Resources Co.	129,330
1,356	Pogo Producing Co.	65,224
670	Pride International, Inc. (a)	20,167
500	Seacor Holdings, Inc. (a)	49,200
2,580	Southern Union Co.	78,406
14,744	Spectra Energy Corp.	387,325
1,466	Sunoco, Inc.	103,265
1,600	Tesoro Corp.	160,688

195	Travelcenters of America LLC (a)	7,492
2,400	UGI Corp.	64,104
14,618	Valero Energy Corp.	942,715
1,903	Vectren Corp.	54,426

		24,889,035

Paper Products (0.13%):
6,198	Domtar Corp. (a)	57,708
10,884	International Paper Co.	396,178
4,613	Kimberly-Clark Corp.	315,944
4,293	MeadWestvaco Corp.	132,396
1,662	Rayonier, Inc.	71,466
5,800	Smurfit-Stone Container Corp. (a)	65,308
5,306	Weyerhaeuser Co.	396,561

		1,435,561

Pharmaceuticals (0.84%):
7,300	Abbott Laboratories	407,340
3,714	AmerisourceBergen Corp.	195,914
25,443	Bristol-Myers Squibb Co.	706,298
5,800	Eli Lilly & Co.	311,518
8,100	Johnson & Johnson, Inc.	488,106
5,700	King Pharmaceuticals, Inc. (a)	112,119
800	Lifepoint Hospitals, Inc. (a)	30,576
36,009	Merck & Co., Inc.	1,590,517
174,000	Pfizer, Inc.	4,395,239
2,378	Watson Pharmaceuticals, Inc. (a)	62,851
12,500	Wyeth	625,375

		8,925,853

Photography/Imaging Technology (0.01%):
6,930	Eastman Kodak Co.	156,341

Publishing & Printing (0.10%):
5,687	Gannett Co., Inc.	320,121
3,627	Idearc, Inc.	127,308
1,213	McClatchy Co., Class - A	38,343
3,138	New York Times Co., Class - A	73,774
1,200	R. H. Donnelley Corp.	85,068
5,222	R.R. Donnelley & Sons Co.	191,073
4,400	Tribune Co.	141,284
114	Washington Post Co., Class - B	87,039

		1,064,010

Railroads (0.08%):
5,510	CSX Corp.	220,676
1,100	Kansas City Southern Industries, Inc. (a)	39,138
4,280	Norfolk Southern Corp.	216,568
100	Trinity Industries, Inc.	4,192
3,449	Union Pacific Corp.	350,245

		830,819

Real Estate (0.07%):
2,101	AMB Property Corp.	123,518
5,283	Kimco Realty Corp.	257,494
4,303	Plum Creek Timber Co., Inc.	169,624
4,299	Realogy Corp. (a)	127,293
600	Ryland Group, Inc.	25,314

		703,243

Real Estate Investment Trusts (0.45%):
5,852	Annaly Mortgage Management, Inc.	90,589
2,404	Apartment Investment & Management Co.	138,687
5,100	Archstone-Smith Trust	276,828
1,900	AvalonBay Communities, Inc.	247,000
2,666	Boston Properties, Inc.	312,988
2,100	Brandywine Realty Trust	70,161
1,158	BRE Properties, Class - A	73,128
1,300	Camden Property Trust	91,403
1,500	CBL & Associates Properties, Inc.	67,260
1,000	Colonial Properties Trust	45,670
1,616	Developers Diversified Realty Corp.	101,646

1,200	Douglas Emmett, Inc.	30,636
3,300	Duke Realty Corp.	143,451
6,971	Equity Residential Properties Trust	336,212
300	Essex Property Trust, Inc.	38,844
600	Federal Realty Investment Trust	54,372
1,999	General Growth Properties, Inc.	129,075
4,796	Health Care Property Investors, Inc.	172,800
1,600	Health Care REIT, Inc.	70,240
2,250	Hospitality Properties Trust	105,300
12,449	Host Marriott Corp.	327,533
5,200	HRPT Properties Trust	63,960
2,213	Liberty Property Trust	107,817
1,667	Mack-Cali Realty Corp.	79,399
2,603	New Plan Excel Realty Trust	85,977
5,841	ProLogis Trust	379,257
1,100	Public Storage, Inc.	104,137
1,600	Regency Centers Corp.	133,680
2,317	Simon Property Group, Inc.	257,766
197	SL Green Realty Corp.	27,024
600	Taubman Centers, Inc.	34,794
2,800	Thornburg Mortgage, Inc.	72,800
1,000	Ventas, Inc.	42,130
3,100	Vornado Realty Trust	369,955
1,350	Weingarten Realty Investors	64,206

		4,746,725

Recreation (0.03%):
1,763	Brunswick Corp.	56,152
4,130	Expedia, Inc. (a)	95,733
3,759	Hasbro, Inc.	107,583
800	International Speedway Corp.	41,360

		300,828

Rental & Leasing (0.01%):
1,956	Avis Budget Group, Inc. (a)	53,438
800	Hertz Global Holdings, Inc. (a)	18,960

		72,398

Restaurants (0.13%):
29,084	McDonald’s Corp.	1,310,234
660	OSI Restaurant Partners, Inc.	26,070
1,582	Wendy’s International, Inc.	49,517

		1,385,821

Retail (0.20%):
100	AnnTaylor Stores Corp. (a)	3,878
3,617	AutoNation, Inc. (a)	76,825
1,000	Barnes & Noble, Inc.	39,450
1,500	BJ’s Wholesale Club, Inc. (a)	50,745
327	Circuit City Stores, Inc.	6,059
3,653	Costco Wholesale Cos.	196,678
3,136	CVS Corp.	107,063
1,400	Dillards, Inc., Class - A	45,822
500	Dollar General Corp.	10,575
2,300	Dollar Tree Stores, Inc. (a)	87,952
1,600	Family Dollar Stores, Inc.	47,392
12,020	Federated Department Stores, Inc.	541,500
3,174	Foot Locker, Inc.	74,748
3,900	Home Depot, Inc.	143,286
1,804	Officemax, Inc.	95,143
700	RadioShack Corp.	18,921
12,500	Rite Aid Corp. (a)	72,125
3,071	Saks, Inc.	64,000
1,988	Sears Holding Corp. (a)	358,158
1,300	Tiffany & Co.	59,124
1,100	United Auto Group, Inc.	22,330

		2,121,774

Semiconductors (0.01%):
300	Cree Research, Inc. (a)	4,938

300	Cypress Semiconductor Corp. (a)	5,565
1,300	Fairchild Semiconductor International(a)	21,736
1,000	KLA-Tencor Corp.	53,320
2,572	LSI Logic Corp. (a)	26,852
200	Rambus, Inc. (a)	4,250

		116,661

Telecommunications (1.13%):
328	ADC Telecommunications, Inc. (a)	5,491
8,598	Alltel Corp.	533,076
149,199	AT&T, Inc.	5,882,917
10,400	Avaya, Inc. (a)	122,824
2,876	CenturyTel, Inc.	129,966
1,471	Ciena Corp. (a)	41,114
4,960	Citizens Communications Co.	74,152
500	Crown Castle International Corp. (a)	16,065
3,585	Embarq Corp.	202,015
6,400	Juniper Networks, Inc. (a)	125,952
2,700	L-3 Communications Holdings, Inc.	236,169
700	Leap Wireless International, Inc. (a)	46,186
2,800	Level 3 Communications, Inc. (a)	17,080
12,700	Motorola, Inc.	224,409
1,400	Quanta Services, Inc. (a)	35,308
37,900	Qwest Communications International, Inc. (a)	340,721
52,609	Sprint Nextel Corp.	997,467
1,126	Telephone & Data Systems, Inc.	67,132
10,989	Tellabs, Inc. (a)	108,791
157	U.S. Cellular Corp. (a)	11,532
69,253	Verizon Communications, Inc.	2,626,074
10,299	Windstream Corp.	151,292

		11,995,733

Tobacco (0.05%):
2,200	Carolina Group	166,342
4,102	Reynolds American, Inc.	256,006
1,645	UST, Inc.	95,377

		517,725

Transportation (0.03%):
1,100	Alexander & Baldwin, Inc.	55,484
500	GATX Corp.	23,900
1,700	Laidlaw International, Inc.	58,820
700	Overseas Shipholding Group, Inc.	43,820
1,387	Ryder Systems, Inc.	68,435
600	Swift Transportation Co., Inc. (a)	18,696
566	Tidewater, Inc.	33,156
1,400	YRC Worldwide, Inc. (a)	56,308

		358,619

Utilities (0.96%):
2,871	Alliant Energy Corp.	128,678
4,790	Ameren Corp.	240,937
9,410	American Electric Power, Inc.	458,738
1,216	Aqua America, Inc.	27,299
7,547	Centerpoint Energy, Inc.	135,393
5,100	CMS Energy Corp.	90,780
5,888	Consolidated Edison, Inc.	300,641
3,733	Constellation Energy Group, Inc.	324,584
4,167	Detroit Edison Co.	199,599
8,238	Dominion Resources, Inc.	731,288
2,342	DPL, Inc.	72,813
9,012	Dynegy, Inc. (a)	83,451
7,826	Edison International	384,491
1,015	El Paso Energy Corp.	14,687
3,633	Energy East Corp.	88,500
4,894	Entergy Corp.	513,478
2,450	Exelon Corp.	168,340
7,850	FirstEnergy Corp.	519,984

9,608	Florida Power & Light, Inc.	587,721
2,000	Great Plains Energy, Inc.	64,900
1,800	Integrys Energy Group, Inc.	99,918
4,090	KeySpan Corp.	168,304
6,189	Mirant Corp. (a)	250,407
1,900	National Fuel Gas Co.	82,194
6,612	NiSource, Inc.	161,597
3,798	Northeast Utilities	124,460
2,100	NRG Energy, Inc. (a)	151,284
2,638	NSTAR	92,647
2,207	OGE Energy Corp.	85,632
4,483	Pepco Holdings, Inc.	130,097
8,300	PG&E Corp.	400,641
2,398	Pinnacle West Capital Corp.	115,704
9,116	PPL Corp.	372,844
6,070	Progress Energy, Inc.	306,171
2,700	Progress Energy, Inc. (a)	0
5,949	Public Service Enterprise Group, Inc.	494,005
2,883	Puget Energy, Inc.	74,035
268	Questar Corp.	23,908
7,164	Reliant Resources, Inc. (a)	145,572
2,798	SCANA Corp.	120,790
6,217	Sempra Energy	379,299
5,300	Sierra Pacific Resources (a)	92,114
17,702	Southern Co.	648,779
5,100	Teco Energy, Inc.	87,771
3,511	Williams Cos., Inc.	99,923
2,810	Wisconsin Energy Corp.	136,341
9,770	Xcel Energy, Inc.	241,221

		10,221,960

Waste Disposal (0.01%):
5,340	Allied Waste Industries, Inc. (a)	67,230
236	Republic Services, Inc.	6,552
1,361	Waste Management, Inc.	46,832

		120,614

		166,727,421

Total Common Stocks (Cost $869,673,315)		1,048,853,375

Securities Held as Collateral for Securities on Loan (1.59%):
16,882,876	State Street Navigator Securities Lending Prime Portfolio	16,882,876

Total Securities Held as Collateral for Securities on Loan (Cost $16,882,877)		16,882,876

U.S. Government Agencies - Discount Notes (0.70%):
Institutional Capital Corp. (0.70%):
7,500,000	Federal Home Loan Bank, 5.09, 4/2/07 *	7,498,958

Total U.S. Government Agencies - Discount Notes (Cost $7,498,958)		7,498,958

Money Market Funds (0.33%):
State Street Global Advisors (0.33%):
495,208	Alliance Money Market Fund Prime Portfolio, 5.27% (c)	495,208
3,000,000	Federated Prime Obligations, 5.17%(c)	3,000,000

Total Money Market Funds (Cost $3,495,208)		3,495,208

Time Deposit (0.29%):
Institutional Capital Corp. (0.03%):
306,069	Eurodollar Time Deposit, 4.50%, 4/2/07 (c)	306,069

JS Asset Management (0.26%):

2,783,959	Eurodollar Time Deposit, 4.50%, 4/2/07 (c)	2,783,959

Total Time Deposit (Cost $3,090,028)		3,090,028

U.S. Treasury Bills (0.04%):
State Street Global Advisors (0.04%):
405,000	U.S. Treasury Bills, 5.00%, 6/7/07 (d) *	401,357

Total U.S. Treasury Bills (Cost $401,276)		401,357

Total Investments (Cost $901,041,662) -101.46%		1,080,221,802
Liabilities in excess of other assets - (1.46)%		(15,514,687)

NET ASSETS - 100.00%		$1,064,707,115

*	Rate disclosed represents effective yield at purchase.

(a)	Represents non-income producing security.

(b)	All or part of this security has been placed on loan as of March 31, 2007.

(c)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.

(d)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

ADR – American Depositary Receipt

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain
34	S&P 500 E-mini Future	$2,433,040	June-07	$20,059
3	S&P 400 E-mini Future	$256,740	June-07	$3,143
3	Russell 1000 Future	$1,172,700	June-07	$14,759
3	Russell 1000 Value Future	$1,241,025	June-07	$18,834

	Total Unrealized Loss			$56,795

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments	March 31, 2007
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (98.00%):
Sustainable Growth Advisers, L.P. (22.37%):
Banking (0.93%):
217,600	State Street Corp.	$14,089,600

Biotechnology (1.15%):
290,200	Genzyme Corp. (a)	17,417,804

Communications Equipment (0.92%):
326,100	Qualcomm, Inc.	13,911,426

Data Processing & Reproduction (1.31%):
410,300	Automatic Data Processing, Inc.	19,858,520

E-Commerce (0.84%):
384,100	eBay, Inc. (a)	12,732,915

Food & Beverages (3.31%):
218,200	Coca-Cola Co.	10,473,600
277,200	PepsiCo, Inc.	17,618,832
361,500	Starbucks Corp. (a)	11,336,640
244,000	Whole Foods Market, Inc.	10,943,400

		50,372,472

Food Products - Distribution (0.91%):
408,500	Sysco Corp.	13,819,555

Household Products (2.11%):
213,800	Colgate-Palmolive Co.	14,279,702
280,500	Procter & Gamble Co.	17,716,380

		31,996,082

Industrial Conglomerates (1.18%):
506,800	General Electric Co.	17,920,448

Insurance (0.67%):
152,500	American International Group, Inc.	10,251,050

Medical Products (1.40%):
207,900	Medtronic, Inc.	10,199,574
167,400	Stryker Corp.	11,101,968

		21,301,542

Pharmaceuticals (1.72%):
172,500	Johnson & Johnson	10,394,850
421,100	Teva Pharmaceutical Industries Ltd.	15,761,773

	- ADR
		26,156,623

Retail - Specialty (2.93%):
197,500	Costco Wholesale Corp.	10,633,400
436,000	Lowe’s Cos., Inc.	13,729,640
784,600	Staples, Inc.	20,274,064

		44,637,104

Software (2.31%):
214,100	Electronic Arts, Inc. (a)	10,782,076
569,500	Microsoft Corp.	15,871,965
189,900	SAP AG - ADR	8,479,035

		35,133,076

Transportation & Shipping (0.68%):
96,400	FedEx Corp.	10,356,252

		339,954,469

Jennison Associates LLC (35.97%):
Aerospace/Defense (1.36%):
126,300	Boeing Co.	11,229,333
146,300	United Technologies Corp.	9,509,500

		20,738,833

Apparel (1.51%):
276,100	Coach, Inc. (a)	13,818,805
85,900	Nike, Inc., Class - B	9,127,734

		22,946,539

Banking (0.70%):
178,400	UBS AG	10,602,312

Biotechnology (2.06%):
162,600	Genentech, Inc. (a)	13,352,712
235,500	Gilead Sciences, Inc. (a)	18,015,750

		31,368,462

Brokerage Services (0.68%):
110,700	NYSE Group, Inc. (a) (b)	10,378,125

Casinos/Gaming (0.52%):
196,500	International Game Technology, Inc.	7,934,670

Chemicals (0.49%):
134,500	Monsanto Co.	7,392,120

Communications Equipment (1.13%):
402,300	Qualcomm, Inc.	17,162,118

Computer Hardware (2.23%):
158,900	Apple, Inc. (a)	14,763,399
265,600	Hewlett Packard Co.	10,661,184
60,500	Research In Motion Ltd. (a)	8,257,645

		33,682,228

Computer Services (0.37%):
181,200	Yahoo!, Inc. (a)	5,669,748

Computer Software (0.15%):
44,800	Infosys Technologies Ltd. - ADR (b)	2,251,200

Consumer Finance (0.65%):
174,800	American Express Co.	9,858,720

Consumer Products (0.54%):
123,800	Colgate-Palmolive Co.	8,268,602

Department Stores (1.70%):
196,200	Federated Department Stores, Inc.	8,838,810
68,500	J.C. Penney Co., Inc.	5,627,960
35,500	Kohl’s Corp. (a)	2,719,655
146,900	Target Corp.	8,705,294

		25,891,719

Electronic Forms (1.16%):
422,600	Adobe Systems, Inc. (a)	17,622,420

Energy Equipment & Services (0.73%):
92,300	Schlumberger Ltd.	6,377,930
134,100	Suntech Power Holdings Co. Ltd. - ADR (a)	4,641,201

		11,019,131

Financial Services (1.66%):
549,400	Charles Schwab Corp.	10,048,526
39,500	Goldman Sachs Group, Inc.	8,161,885
22,900	InterContinental Exchange, Inc. (a)	2,798,609
51,100	Merrill Lynch & Co., Inc.	4,173,337

		25,182,357

Food & Beverages (1.48%):
262,100	PepsiCo, Inc.	16,659,076
187,900	Starbucks Corp. (a)	5,892,544

		22,551,620

Health Care Equipment & Supplies (1.18%):
81,800	Alcon, Inc.	10,782,876
191,900	St. Jude Medical, Inc. (a)	7,217,359

		18,000,235

Health Care Providers & Services (0.43%):
80,900	Wellpoint, Inc. (a)	6,560,990

Hotels / Motels (0.64%):
200,000	Marriott International, Inc., Class - A	9,792,000

Household Products (0.80%):
192,262	Procter & Gamble Co.	12,143,268

Industrial Conglomerates (1.03%):
441,000	General Electric Co.	15,593,760

Insurance (0.80%):
180,200	American International Group, Inc.	12,113,044

Media (2.05%):
537,400	News Corp., Class - A	12,424,688
541,800	The Walt Disney Co.	18,654,174

		31,078,862

Medical Products (0.40%):
116,300	Baxter International, Inc.	6,125,521

Networking Products (1.09%):
649,200	Cisco Systems, Inc. (a)	16,574,076

Oil & Gas (0.39%):
121,100	Occidental Petroleum Corp.	5,971,441

Pharmaceuticals (2.93%):
224,400	Abbott Laboratories	12,521,520
165,800	Novartis AG - ADR	9,057,654
182,900	Roche Holdings AG - ADR	16,105,625
133,600	Wyeth	6,684,008

		44,368,807

Retail - Specialty (0.78%):
113,700	Best Buy Co., Inc.	5,539,464
198,300	Lowe’s Cos., Inc.	6,244,467

		11,783,931

Semiconductors (1.14%):
230,300	Broadcom Corp., Class - A (a)	7,385,721
430,700	Marvell Technology Group Ltd. (a)	7,240,067
77,900	Microchip Technology, Inc.	2,767,787

		17,393,575

Software (1.30%):
504,500	Microsoft Corp.	14,060,415
129,200	SAP AG - ADR (b)	5,768,780

		19,829,195

Telecommunications (0.22%):
45,900	NII Holdings, Inc. (a)	3,404,862

Web Portals (1.67%):
55,300	Google, Inc., Class - A (a)	25,336,248

		546,590,739

SSgA Funds Management, Inc. (39.66%):
Advertising (0.20%):
3,300	Clear Channel Outdoor Holdings,	86,823
	Inc. (a)
39,606	Interpublic Group of Cos., Inc. (a)	487,550
6,916	Lamar Advertising Co.	435,501
10,311	Monster Worldwide, Inc. (a)	488,432
14,319	Omnicom Group, Inc.	1,465,979

		2,964,285

Aerospace/Defense (1.19%):
942	Alliant Techsystems, Inc. (a)	82,821
67,599	Boeing Co.	6,010,227
900	Drs Technologies, Inc.	46,953
10,100	Goodrich Corp.	519,948
30,800	Lockheed Martin Corp.	2,988,216
2,300	Northrop Grumman Corp.	170,706
11,300	Precision Castparts Corp.	1,175,765
14,200	Rockwell Collins, Inc.	950,406
3,700	Spirit Aerosystems Holdings, Inc.,	117,845
	Class - A (a)
10,100	Textron, Inc.	906,980
78,226	United Technologies Corp.	5,084,690

		18,054,557

Airlines (0.05%):
15,500	AMR Corp. (a)	471,975
5,100	US Airways Group, Inc. (a)	231,948

		703,923

Apparel (0.50%):
7,640	Abercrombie & Fitch Co.	578,195
15,000	American Eagle Outfitters, Inc.	449,850
32,216	Coach, Inc. (a)	1,612,411
23,300	Gap, Inc.	400,993
3,962	Hanesbrands, Inc. (a)	116,443
28,341	Limited Brands	738,566
16,322	Nike, Inc., Class - B	1,734,376
5,400	Polo Ralph Lauren Corp.	476,010
12,190	Ross Stores, Inc.	419,336
38,150	TJX Cos., Inc.	1,028,524

		7,554,704

Auto/Related Products (0.13%):
300	BorgWarner, Inc.	22,626
5,900	Copart, Inc. (a)	165,259
15,000	Goodyear Tire & Rubber Co. (a)	467,850
9,200	Johnson Controls, Inc.	870,504
6,100	Oshkosh Truck Corp.	323,300
2,700	Thor Industries, Inc.	106,353

		1,955,892

Automotive Rental (0.01%):
1,130	Avis Budget Group, Inc. (a)	30,872
4,900	Hertz Global Holdings, Inc. (a)	116,130

		147,002

Banking (0.43%):
4,495	Capital One Financial Corp.	339,193
16,122	Commerce Bancorp, Inc.	538,152
2,300	Cullen Frost Bankers, Inc.	120,359
4,700	East West Bancorp, Inc.	172,819
23,668	Hudson City Bancorp, Inc.	323,778
31,000	Mellon Financial Corp.	1,337,340
17,200	Northern Trust Corp.	1,034,408
4,800	Peoples Bank	213,120
34,311	SLM Corp.	1,403,320
9,920	Synovus Financial Corp.	320,813
12,797	Wachovia Corp.	704,475

		6,507,777

Beverages-Non-Alcoholic (0.37%):
114,052	Coca-Cola Co.	5,474,496
4,800	Hansen Natural Corp. (a)	181,824

		5,656,320

Biotechnology (1.11%):
99,735	Amgen, Inc. (a)	5,573,191
13,100	Applera Corp.- Applied Biosystems Group	387,367
31,440	Celgene Corp. (a)	1,649,342
5,585	Cephalon, Inc. (a)	397,708
4,700	Gen-Probe, Inc. (a)	221,276
39,474	Genentech, Inc. (a)	3,241,605
21,780	Genzyme Corp. (a)	1,307,236
38,512	Gilead Sciences, Inc. (a)	2,946,168
5,700	ImClone Systems, Inc. (a)	232,389
1,447	Invitrogen Corp. (a)	92,102
8,622	Pharmaceutical Product	290,475
	Development, Inc.
3,100	Techne Corp. (a)	177,010
10,900	Vertex Pharmaceuticals, Inc. (a)	305,636

		16,821,505

Brokerage Services (0.11%):
4,400	CBOT Holding, Inc., Class - A (a)	798,600

7,800	Nasdaq Stock Market, Inc. (a)	229,398
6,700	NYSE Group, Inc. (a)	628,125

		1,656,123

Business Services (0.56%):
6,875	Alliance Data Systems Corp. (a)	423,638
5,230	CDW Corp.	321,279
6,739	ChoicePoint, Inc. (a)	252,241
11,471	Cintas Corp.	414,103
5,516	Dun & Bradstreet Corp.	503,059
14,940	Ecolab, Inc.	642,420
9,704	Equifax, Inc.	353,711
4,016	Fair, Issac and Co., Inc.	155,339
1,613	Fidelity National Information Services, Inc.	73,327
4,300	Getty Images, Inc. (a)	209,109
6,100	Global Payments, Inc.	207,766
1,300	Hewitt Associates, Inc., Class - A (a)	37,999
14,326	Iron Mountain, Inc. (a)	374,338
6,600	Manpower, Inc.	486,882
5,400	Mastercard, Inc., Class - A	573,696
5,600	Neustar, Inc. (a)	159,264
27,999	Paychex, Inc.	1,060,322
11,400	Pitney Bowes, Inc.	517,446
12,749	Robert Half International, Inc.	471,840
7,500	Salesforce.com, Inc. (a)	321,150
5,600	Scientific Games Corp., Class - A (a)	183,848
3,600	The Corporate Executive Board Co.	273,456
6,600	The ServiceMaster Co.	101,574
4,500	W.W. Grainger, Inc.	347,580

		8,465,387

Casinos/Gaming (0.25%):
11,400	Harrah’s Entertainment, Inc.	962,730
28,260	International Game Technology, Inc.	1,141,138
10,080	MGM Mirage, Inc. (a)	700,762
6,500	Penn National Gaming, Inc. (a)	275,730
4,000	Station Casinos, Inc.	346,280
4,100	Wynn Resorts Ltd.	388,926

		3,815,566

Chemicals (0.58%):
2,200	Air Products & Chemicals, Inc.	162,558
5,400	Airgas, Inc.	227,610
2,000	Cabot Corp.	95,460
3,100	Celanese Corp., Class - A	95,604
62,400	E.I. du Pont de Nemours & Co.	3,084,432
4,800	Huntsman Corp.	91,632
5,000	International Flavors & Fragrance, Inc.	236,100
45,800	Monsanto Co.	2,517,168
8,700	Nalco Holding Co.	207,930
1,600	PPG Industries, Inc.	112,496
27,100	Praxair, Inc.	1,706,216
2,000	Rohm & Haas Co.	103,440
5,100	Sigma-Aldrich Corp.	211,752
1,000	Valhi, Inc.	13,200

		8,865,598

Communications Equipment (0.64%):
9,700	ADC Telecommunications, Inc. (a)	162,378
35,027	American Tower Corp., Class - A (a)	1,364,302
2,700	Avaya, Inc. (a)	31,887
1,400	Ciena Corp. (a)	39,130
15,350	Crown Castle International Corp. (a)	493,196
11,300	Harris Corp.	575,735

26,642	Juniper Networks, Inc. (a)	524,315
700	L-3 Communications Holdings, Inc.	61,229
1,700	Leap Wireless International, Inc. (a)	112,166
141,720	Qualcomm, Inc	6,045,774
8,700	SBA Communications Corp. (a)	257,085

		9,667,197

Computer Hardware (2.22%):
71,900	Apple Computer, Inc. (a)	6,680,229
195,031	Dell, Inc. (a)	4,526,670
162,373	EMC Corp. (a)	2,248,866
143,600	Hewlett Packard Co.	5,764,104
119,137	International Business Machines Corp.	11,229,853
6,274	Lexmark International, Inc. (a)	366,778
4,650	National Instruments Corp.	121,970
8,000	NAVTEQ (a)	276,000
31,237	Network Appliance, Inc. (a)	1,140,775
18,800	SanDisk Corp. (a)	823,440
32,736	Solectron Corp. (a)	103,118
28,000	Sun Microsystems, Inc. (a)	168,280
19,500	Western Digital Corp. (a)	327,795

		33,777,878

Computer Services (0.86%):
6,600	Acxiom Corp.	141,174
3,995	Affiliated Computer Services, Inc., Class - A (a)	235,226
12,800	Akamai Technologies, Inc. (a)	638,976
26,000	Amazon.com, Inc. (a)	1,034,540
11,100	Ceridian Corp. (a)	386,724
5,700	Cerner Corp. (a)	310,365
11,700	Cognizant Tech Solutions Corp. (a)	1,032,759
4,751	DST Systems, Inc. (a)	357,275
25,300	Electronic Data Systems Corp.	700,304
3,300	F5 Networks, Inc. (a)	220,044
3,700	FactSet Research Systems, Inc.	232,545
64,132	First Data Corp.	1,725,150
14,560	Fiserv, Inc. (a)	772,554
12,714	IMS Health, Inc.	377,097
3,500	NCR Corp. (a)	167,195
2,703	Total System Services, Inc.	86,091
4,100	Verifone Holdings, Inc. (a)	150,593
20,163	Verisign, Inc. (a)	506,495
119,078	Yahoo!, Inc. (a)	3,725,950
5,875	Zebra Technologies Corp., Class - A (a)	226,834

		13,027,891

Computer Software (0.75%):
23,666	Activision, Inc. (a)	448,234
19,200	Autodesk, Inc. (a)	721,920
34,393	BEA Systems, Inc. (a)	398,615
17,811	BMC Software, Inc. (a)	548,401
5,600	CA, Inc.	145,096
20,915	Cadence Design Systems, Inc. (a)	440,470
15,329	Citrix Systems, Inc. (a)	490,988
28,948	Intuit, Inc. (a)	792,017
13,100	McAfee, Inc. (a)	380,948
336,029	Oracle Corp. (a)	6,092,205
15,400	Red Hat, Inc. (a)	353,122
35,415	Symantec Corp. (a)	612,680
1,520	Synopsys, Inc. (a)	39,870

		11,464,566

Computer Systems/Peripherals (0.02%):
4,600	Diebold, Inc.	219,466
900	Riverbed Technology, Inc. (a)	24,876

		244,342

Conglomerates (0.61%):
80,200	Altria Group, Inc.	7,042,362
15,100	Dover Corp.	737,031
31,400	Honeywell International, Inc.	1,446,284

		9,225,677

Construction (0.03%):
8,100	Helix Energy Solutions Group, Inc. (a)	302,049
3,000	USG Corp. (a)	140,040

		442,089

Construction Services (0.40%):
14,814	American Standard Cos., Inc.	785,438
4,700	Centex Corp.	196,366
3,500	Corrections Corp. of America (a)	184,835
15,033	D.R. Horton, Inc.	330,726
4,075	Florida Rock Industries, Inc.	274,207
7,400	Fluor Corp.	663,928
10,000	Jacobs Engineering Group, Inc. (a)	466,500
3,800	KB HOME	162,146
1,500	KBR, Inc. (a)	30,525
4,700	Lennar Corp.	198,387
4,000	Martin Marietta Materials, Inc.	540,800
21,000	Masco Corp.	575,400
1,170	MDC Holdings, Inc.	56,242
421	NVR, Inc. (a)	279,965
8,700	Pulte Homes, Inc.	230,202
3,700	Quanta Services, Inc. (a)	93,314
1,200	Ryland Group, Inc.	50,628
2,300	Standard Pacific Corp.	48,001
1,900	Toll Brothers, Inc. (a)	52,022
7,900	Vulcan Materials Co.	920,192

		6,139,824

Consumer Finance (0.34%):
91,480	American Express Co.	5,159,472

Consumer Products (0.53%):
1,600	Alberto- Culver Co.	36,608
5,200	Black & Decker Corp.	424,424
1,300	Brunswick Corp.	41,405
5,400	Church & Dwight Co., Inc.	271,890
4,500	Coldwater Creek, Inc. (a)	91,260
38,759	Colgate-Palmolive Co.	2,588,714
1,100	Convergys Corp. (a)	27,951
15,000	Crown Holdings, Inc. (a)	366,900
3,800	Energizer Holdings, Inc. (a)	324,254
4,500	Fortune Brands, Inc.	354,690
1,800	Jarden Corp. (a)	68,940
22,313	Kimberly-Clark Corp.	1,528,217
15,000	Newell Rubbermaid, Inc.	466,350
2,800	Nutri/System, Inc. (a)	146,748
10,555	The Estee Lauder Cos., Inc., Class - A	515,612
3,319	The Scotts Co., Class - A	146,136
4,900	The Stanley Works	271,264
3,400	Toro Co.	174,216
4,600	Walter Industries, Inc.	113,850
3,347	Weight Watchers International, Inc.	154,263

		8,113,692

Cosmetics & Toiletries (0.00%):
1,400	Bare Escentuals, Inc (a)	50,218

Data Processing & Reproduction (0.16%):
48,750	Automatic Data Processing, Inc.	2,359,500

Department Stores (1.19%):
4,000	Federated Department Stores, Inc.	180,200
1,300	Foot Locker, Inc.	30,615
19,800	J.C. Penney Co., Inc.	1,626,768
27,474	Kohl’s Corp. (a)	2,104,783
73,370	Target Corp.	4,347,906
207,840	Wal-Mart Stores, Inc.	9,758,088

		18,048,360

Drugs (1.11%):
12,528	Allergan, Inc.	1,388,353
9,400	Amylin Pharmaceuticals, Inc. (a)	351,184
9,002	Barr Laboratories, Inc. (a)	417,243
75,520	Bristol-Myers Squibb Co.	2,096,435
62,833	Eli Lilly & Co.	3,374,761
11,800	Endo Pharmaceuticals Holdings, Inc. (a)	346,920
27,242	Forest Laboratories, Inc., Class - A (a)	1,401,328
21,004	MedImmune, Inc. (a)	764,336
55,891	Merck & Co., Inc.	2,468,705
13,151	Millennium Pharmaceuticals, Inc. (a)	149,395
20,718	Mylan Laboratories, Inc.	437,979
125,197	Schering-Plough Corp.	3,193,775
9,200	Sepracor, Inc. (a)	428,996

		16,819,410

E-Commerce (0.30%):
99,596	eBay, Inc. (a)	3,301,607
1,406	Expedia, Inc. (a)	32,591
5,377	IAC/Interactive Corp. (a)	202,767
42,025	Liberty Interactive Group (a)	1,001,036

		4,538,001

Electric Utilities (0.12%):
54,930	AES Corp. (a)	1,182,094
14,200	Allegheny Energy, Inc. (a)	697,788

		1,879,882

Electrical Equipment (0.02%):
4,100	Wesco International, Inc. (a)	257,398

Electronic Components & Instruments (0.54%):
14,050	Agere Systems, Inc. (a)	317,811
35,549	Agilent Technologies, Inc. (a)	1,197,646
5,175	Beckman Coulter, Inc.	330,631
20,112	Danaher Corp.	1,437,001
5,666	Harman International Industries, Inc.	544,389
12,400	MEMC Electronic Materials, Inc. (a)	751,192
3,244	Mettler-Toledo International, Inc. (a)	290,565
4,555	Millipore Corp. (a)	330,101
2,100	Pall Corp.	79,800
5,789	PerkinElmer, Inc.	140,210
17,900	Raytheon Co.	939,034
16,266	Thermo Electron Corp. (a)	760,436
5,200	Thomas & Betts Corp. (a)	253,864
10,300	Trimble Navigation Ltd. (a)	276,452
9,110	Waters Corp. (a)	528,380

		8,177,512

Electronic Equipment (0.42%):
9,450	AMETEK, Inc.	326,403
7,600	Amphenol Corp., Class - A	490,732
1,300	Arrow Electronics, Inc. (a)	49,075
5,000	Avnet, Inc. (a)	180,700
2,400	AVX Corp.	36,480
3,100	Dolby Laboratories, Inc., Class - A (a)	106,981
64,700	Emerson Electric Co.	2,787,923
4,900	Gardner Denver Machinery, Inc. (a)	170,765
1,300	Hubbell, Inc., Class - B	62,712
6,700	Integrated Device Technology, Inc. (a)	103,314
15,455	Jabil Circuit, Inc.	330,892
12,151	Molex, Inc.	342,658
2,900	Pentair, Inc.	90,364
14,200	Rockwell Automation, Inc.	850,154
19,017	Sanmina Corp. (a)	68,842
5,600	Tektronix, Inc.	157,696

12,712	Teradyne, Inc. (a)	210,256
2,000	Vishay Intertechnology, Inc. (a)	27,960

		6,393,907

Electronic Forms (0.14%):
50,190	Adobe Systems, Inc. (a)	2,092,923

Energy (0.36%):
15,400	CONSOL Energy, Inc.	602,602
9,180	Kinder Morgan, Inc.	977,211
22,000	Peabody Energy Corp.	885,280
6,300	Questar Corp.	562,023
38,600	TXU Corp.	2,474,260

		5,501,376

Entertainment (0.03%):
5,300	Regal Entertainment Group, Class - A	105,311
3,800	Warner Music Group Corp.	64,828
26,000	XM Satellite Radio Holdings, Inc.,Class - A (a)	335,920

		506,059

Financial Services (1.71%):
2,800	Affiliated Managers Group, Inc. (a)	303,380
700	Ambac Financial Group, Inc.	60,473
2,400	AmeriCredit Corp. (a)	54,864
3,100	Bank of Hawaii Corp.	164,393
4,200	Bank of New York Co., Inc.	170,310
1,700	BlackRock, Inc.	265,727
5,181	CapitalSource, Inc.	130,199
87,459	Charles Schwab Corp.	1,599,625
7,404	CheckFree Corp. (a)	274,614
33,300	E*Trade Group, Inc. (a)	706,626
9,572	Eaton Vance Corp.	341,146
8,220	Federated Investors, Inc.	301,838
3,950	First Marblehead Corp.	177,316
14,300	Franklin Resources, Inc.	1,727,869
29,300	Freddie Mac	1,743,057
1,800	Gatx Corp.	86,040
24,300	Goldman Sachs Group, Inc.	5,021,108
28,644	H & R Block, Inc.	602,670
5,700	InterContinental Exchange, Inc. (a)	696,597
4,000	Investment Technology Group, Inc. (a)	156,800
5,867	Investors Financial Services Corp.	341,166
6,000	Legg Mason, Inc.	565,260
5,800	Lehman Brothers Holdings, Inc.	406,406
13,900	Merrill Lynch & Co., Inc.	1,135,213
7,100	MoneyGram International, Inc.	197,096
20,310	Moody’s Corp.	1,260,439
10,100	Morgan Stanley Dean Witter & Co.	795,476
1,400	Nelnet, Inc., Class - A	33,558
6,500	Nuveen Investments, Class - A	307,450
300	Nymex Holdings, Inc. (a)	40,728
1,400	Principal Financial Group, Inc.	83,818
5,200	SEI Investments Co.	313,196
22,100	T. Rowe Price Group, Inc.	1,042,899
3,746	TCF Financial Corp.	98,745
26,400	TD Ameritrade Holding Corp. (a)	392,832
2,900	The Chicago Mercantile Exchange	1,544,134
42,400	Wells Fargo & Co.	1,459,832
64,032	Western Union Co.	1,405,502

		26,008,402

Food & Beverages (1.31%):
41,507	Anheuser-Busch Cos., Inc.	2,094,443
7,200	Aqua America, Inc.	161,640
5,228	Brown-Forman Corp., Class - B	342,748
11,000	Campbell Soup Co.	428,450
2,700	Constellation Brands, Inc. (a)	57,186
3,400	General Mills, Inc.	197,948

16,500	H.J. Heinz Co.	777,480
13,470	Hershey Foods Corp.	736,270
15,200	Kellogg Co.	781,736
7,900	Kroger Co.	223,175
9,260	McCormick & Co., Inc.	356,695
6,139	Pepsi Bottling Group, Inc.	195,773
139,678	PepsiCo, Inc.	8,877,933
33,000	Sara Lee Corp.	558,360
64,362	Starbucks Corp. (a)	2,018,392
16,799	Tim Hortons, Inc.	511,026
11,876	Whole Foods Market, Inc.	532,639
19,525	William Wrigley Jr., Co.	994,408

		19,846,302

Food Products - Distribution (0.12%):
51,840	Sysco Corp.	1,753,747

Forest Products & Papers (0.03%):
7,970	Avery Dennison Corp.	512,152

Health Care (0.69%):
21,700	Aetna, Inc.	950,243
3,100	AmerisourceBergen Corp.	163,525
35,330	Cardinal Health, Inc.	2,577,324
5,280	Community Health Systems, Inc. (a)	186,120
13,280	Coventry Health Care, Inc. (a)	744,344
8,692	DaVita, Inc. (a)	463,457
14,091	Emdeon Corp. (a)	213,197
9,572	Express Scripts, Inc. (a)	772,652
4,650	Health Management Associates, Inc.	50,546
9,100	Health Net, Inc. (a)	489,671
10,800	Laboratory Corp. of America Holdings (a)	784,404
1,500	LifePoint Hospitals, Inc. (a)	57,330
8,560	Lincare Holdings, Inc. (a)	313,724
6,133	Manor Care, Inc.	333,390
17,710	McKesson Corp.	1,036,743
5,160	Omnicare, Inc.	205,213
13,136	Quest Diagnostics, Inc.	655,092
4,500	Sierra Health Services, Inc. (a)	185,265
27,600	Tenet Healthcare Corp. (a)	177,468
1,100	Triad Hospitals, Inc. (a)	57,475
800	Universal Health Services	45,808
500	Webmd Health Corp., Class - A (a)	26,315

		10,489,306

Health Care Equipment & Supplies (0.07%):
30,120	St. Jude Medical, Inc. (a)	1,132,813

Health Care Providers & Services (0.62%):
1,700	Brookdale Senior Living, Inc.	75,922
13,700	Humana, Inc. (a)	794,874
4,200	Pediatrix Medical Group, Inc. (a)	239,652
113,862	UnitedHealth Group, Inc.	6,031,270
2,800	Wellcare Group, Inc. (a)	238,700
24,611	Wellpoint, Inc. (a)	1,995,952

		9,376,370

Hotel/Gaming (0.14%):
3,900	Boyd Gaming Corp.	185,796
11,600	Las Vegas Sands Corp. (a)	1,004,676
15,029	Starwood Hotels & Resorts Worldwide, Inc.	974,631

		2,165,103

Hotels / Motels (0.17%):
2,700	Choice Hotels International, Inc.	95,661
32,100	Hilton Hotels Corp.	1,154,316
26,716	Marriott International, Inc., Class - A	1,308,015
2,260	Wyndham Worldwide Corp. (a)	77,179

		2,635,171

Household Products (0.25%):
4,900	Pool Corp.	175,420
57,478	Procter & Gamble Co.	3,630,310

		3,805,730

Industrial Conglomerates (0.99%):
427,294	General Electric Co.	15,109,116

Industrial Services (0.45%):
63,712	3M Co.	4,869,507
6,400	Donaldson Co., Inc.	231,040
4,400	Eagle Materials, Inc.	196,372
11,174	Fastenal Co.	391,649
600	Flowserve Corp.	34,314
11,360	Gentex Corp.	184,600
5,850	Graco, Inc.	229,086
10,208	ITT Industries, Inc.	615,747
2,900	MSC Industrial Direct Co., Inc., Class - A	135,372

		6,887,687

Insurance (0.33%):
41,833	AFLAC, Inc.	1,968,661
24,137	American International Group, Inc.	1,622,489
2,169	Arthur J. Gallagher & Co.	61,448
10,008	Brown & Brown, Inc.	270,416
1,400	Hanover Insurance Group, Inc.	64,568
5,000	HCC Insurance Holdings, Inc.	154,000
130	Markel Corp. (a)	63,028
3,900	Philadelphia Consolidated Holding Corp. (a)	171,561
18,600	The Progressive Corp.	405,852
925	Transatlantic Holding, Inc.	60,236
7,287	W.R. Berkley Corp.	241,345

		5,083,604

Investment Company (0.01%):
8,100	Janus Capital Group, Inc.	169,371

Machinery (0.47%):
900	AGCO Corp. (a)	33,273
56,600	Caterpillar, Inc.	3,793,898
4,300	IDEX Corp.	218,784
41,900	Illinois Tool Works, Inc.	2,162,040
10,550	Joy Global, Inc.	452,595
4,100	Terex Corp. (a)	294,216
3,300	Tractor Supply Co. (a)	169,950

		7,124,756

Machinery & Equipment (0.02%):
4,300	Parker Hannifin Corp.	371,133

Manufacturing (0.19%):
4,600	Carlisle Co.	197,478
3,600	Cummins Engine, Inc.	520,992
7,200	Harsco Corp.	322,992
3,600	Lincoln Electric Holding, Inc.	214,416
5,100	Manitowoc Co., Inc.	324,003
12,250	Paccar, Inc.	899,150
7,500	Roper Industries, Inc.	411,600

		2,890,631

Media (0.95%):
9,100	Cablevision Systems, New York Group, Class - A	276,913
124,750	Comcast Corp., Class - A (a)	3,237,262
1,700	CTC Media, Inc. (a)	43,656
67,370	DirecTV Group, Inc. (a)	1,554,226
4,916	Dow Jones & Co., Inc.	169,455
2,500	Dreamworks Animation SKG, Inc. (a)	76,450
17,120	EchoStar Communications Corp. (a)	743,522
2,700	Meredith Corp.	154,953

131,934	News Corp., Class - A	3,050,314
7,496	The E.W. Scripps Co.	334,921
62,759	The Walt Disney Co.	2,160,792
24,100	Time Warner, Inc.	475,252
53,236	Viacom, Inc., Class - B (a)	2,188,532

		14,466,248

Medical Products (1.43%):
5,200	Advanced Medical Optics, Inc. (a)	193,440
700	Bausch & Lomb, Inc.	35,812
55,037	Baxter International, Inc.	2,898,799
20,688	Becton, Dickinson & Co.	1,590,700
14,127	Biogen Idec, Inc. (a)	626,956
20,468	Biomet, Inc.	869,685
103,275	Boston Scientific Corp. (a)	1,501,619
8,800	C.R. Bard, Inc.	699,688
1,631	Charles River Laboratories International, Inc. (a)	75,450
1,700	Cooper Cos., Inc.	82,654
4,000	Covance, Inc. (a)	237,360
10,200	Cytyc Corp. (a)	348,942
7,800	Dade Behring Holding, Inc.	342,030
13,390	Dentsply International, Inc.	438,523
5,000	Edwards Lifesciences Corp. (a)	253,500
7,500	Henry Schein, Inc. (a)	413,850
2,200	Hillenbrand Industry, Inc.	130,614
2,600	IDEXX Laboratories, Inc. (a)	227,838
3,000	Intuitive Surgical, Inc. (a)	364,710
3,800	Kinetic Concepts, Inc. (a)	192,432
102,056	Medtronic, Inc.	5,006,867
12,192	Patterson Cos., Inc. (a)	432,694
10,500	PDL Biopharma, Inc. (a)	227,850
6,700	ResMed, Inc. (a)	337,479
6,100	Respironics, Inc. (a)	256,139
25,060	Stryker Corp.	1,661,979
11,500	Varian Medical Systems, Inc. (a)	548,435
20,970	Zimmer Holdings, Inc. (a)	1,791,048

		21,787,093

Metals (0.19%):
28,800	Alcoa, Inc.	976,320
8,500	Allegheny Technologies, Inc.	906,865
4,300	Foundation Coal Holdings, Inc.	147,662
8,600	Freeport-McMoRan Copper & Gold, Inc., Class - B	569,234
1,000	Southern Copper Corp.	71,660
500	Timken Co.	15,155
7,178	Titanium Metals Corp. (a)	257,532

		2,944,428

Mining (0.15%):
12,300	Arch Coal, Inc.	377,487
6,400	Massey Energy Co.	153,536
33,100	Newmont Mining Corp.	1,389,869
13,600	Owens- Illinois, Inc. (a)	350,472

		2,271,364

Natural Gas Utilities (0.03%):
9,200	Equitable Resources, Inc.	444,544

Networking Products (0.87%):
516,160	Cisco Systems, Inc. (a)	13,177,565

Office Furnishings (0.02%):
4,000	HNI Corp.	183,720
5,200	Steelcase, Inc., Class - A	103,428

		287,148

Oil & Gas (1.62%):
26,910	Baker Hughes, Inc.	1,779,558
24,800	BJ Services Co.	691,920
9,558	Cameron International Corp. (a)	600,147
5,100	Cheniere Energy, Inc. (a)	158,865
2,100	CNX Gas Corp. (a)	59,493

2,100	Constellation Energy Group	182,595
10,100	Denbury Resources, Inc. (a)	300,879
5,200	Diamond Offshore Drilling, Inc.	420,940
1,600	DPL, Inc.	49,744
2,900	Dresser-Rand Group, Inc. (a)	88,334
54,100	El Paso Corp.	782,827
12,700	Ensco International, Inc.	690,880
9,500	EOG Resources, Inc.	677,730
47,800	Exelon Corp.	3,284,339
27,400	Exxon Mobil Corp.	2,067,330
6,000	FMC Technologies, Inc. (a)	418,560
6,700	Global Industries Ltd. (a)	122,543
11,055	Grant Prideco, Inc. (a)	550,981
88,700	Halliburton Co.	2,815,338
9,000	Helmerich & Payne, Inc.	273,060
1	Hugoton Royalty Trust	18
13,648	National-Oilwell, Inc. (a)	1,061,678
3,100	NRG Energy, Inc. (a)	223,324
13,496	Patterson-UTI Energy, Inc.	302,850
7,000	Plains Exploration & Products (a)	315,980
11,714	Pride International, Inc. (a)	352,591
5,100	Quicksilver Resources, Inc. (a)	202,827
12,150	Range Resources Corp.	405,810
8,446	Rowan Cos., Inc.	274,242
16,920	Smith International, Inc.	813,006
14,000	Southwestern Energy Co. (a)	573,720
5,000	St. Mary Land & Exploration Co.	183,400
5,200	Sunoco, Inc.	366,288
6,900	Superior Energy, Inc. (a)	237,843
6,700	Tetra Technologies, Inc. (a)	165,557
4,700	Todco, Class - A (a)	189,551
3,800	Unit Corp. (a)	192,242
1,300	W&T Offshore, Inc.	37,609
37,700	Williams Cos., Inc.	1,072,942
30,746	XTO Energy, Inc.	1,685,188

		24,672,729

Oil - Refineries (0.03%):
5,000	Frontier Oil Corp.	163,200
3,900	Holly Corp.	231,270

		394,470

Oil/Gas Extraction (0.01%):
4,900	Oceaneering International, Inc. (a)	206,388

Packaging (0.08%):
9,200	Ball Corp.	421,820
7,200	Packaging Corp. of America	175,680
11,100	Pactiv Corp. (a)	374,514
5,692	Sealed Air Corp.	179,867

		1,151,881

Paper & Pulp (0.01%):
18,700	Domtar Corp. (a)	174,097
500	Rayonier, Inc.	21,500

		195,597

Pharmaceuticals (1.60%):
103,404	Abbott Laboratories	5,769,943
2,350	Abraxis Bioscience, Inc. (a)	62,769
13,200	Hospira, Inc. (a)	539,880
221,799	Johnson & Johnson	13,365,608
15,521	Medco Health Solutions, Inc. (a)	1,125,738
69,535	Wyeth	3,478,836

		24,342,774

Publishing & Printing (0.15%):
4,756	Harte-Hanks, Inc.	131,218
3,800	John Wiley & Sons, Inc.	143,488
30,026	McGraw-Hill Cos., Inc.	1,888,035
600	The McClatchy Co., Class - A	18,966
134	The Washington Post Co., Class - B	102,309

		2,284,016

Railroads (0.09%):
6,300	Trinity Industries, Inc.	264,096
10,200	Union Pacific Corp.	1,035,810

		1,299,906

Real Estate (0.14%):
1,800	Beazer Homes USA, Inc.	52,254
16,200	CB Richard Ellis Group, Inc., Class - A (a)	553,716
4,300	Developers Diversified Realty Corp.	270,470
6,200	Forest City Enterprises, Inc., Class - A	410,316
1,100	IndyMac Bancorp, Inc.	35,255
3,000	Jones Lang Lasalle, Inc.	312,840
2,730	Realogy Corp. (a)	80,835
6,563	The St. Joe Co.	343,311

		2,058,997

Real Estate Investment Trusts (0.31%):
1,700	Douglas Emmett, Inc.	43,401
800	Essex Property Trust, Inc.	103,584
2,300	Federal Realty Trust	208,426
7,830	General Growth Properties, Inc.	505,583
2,600	Kilroy Realty Corp.	191,750
135	Kimco Realty Corp.	6,580
6,252	Public Storage, Inc.	591,877
10,400	Simon Property Group, Inc.	1,157,000
4,200	SL Green Realty Corp.	576,156
2,500	Taubman Centers, Inc.	144,975
6,300	The Macerich Co.	581,868
12,000	UDR, Inc.	367,440
5,300	Ventas, Inc.	223,289
1,500	Weingarten Realty Investors	71,340

		4,773,269

Restaurants (0.18%):
10,500	Brinker International, Inc.	343,350
1,900	Burger King Holdings, Inc.	41,040
12,564	Darden Restaurants, Inc.	517,511
2,700	Osi Restaurant Partners, Inc.	106,650
2,800	Panera Bread Co., Class - A (a)	165,368
6,733	The Cheesecake Factory, Inc. (a)	179,434
3,618	Wendy’s International, Inc.	113,243
22,700	YUM! Brands, Inc.	1,311,153

		2,777,749

Retail - Specialty (2.30%):
9,600	Advance Auto Parts, Inc.	370,080
5,900	AnnTaylor Stores Corp. (a)	228,802
4,440	AutoZone, Inc. (a)	568,942
37,600	Avon Products, Inc.	1,400,976
900	Barnes & Noble, Inc.	35,505
23,469	Bed,Bath & Beyond, Inc. (a)	942,750
33,583	Best Buy Co., Inc.	1,636,164
17,702	CarMax, Inc. (a)	434,407
15,368	Chico’s FAS, Inc. (a)	375,440
13,100	Circuit City Stores, Inc.	242,743
8,000	Claire’s Stores, Inc.	256,960
26,700	Costco Wholesale Corp.	1,437,528
120,226	CVS Corp.	4,104,507
3,100	Dick’s Sporting Goods, Inc. (a)	180,606
24,300	Dollar General Corp.	513,945
872	Dollar Tree Stores, Inc. (a)	33,345
7,105	Family Dollar Stores, Inc.	210,450
11,000	Gamestop Corp. (a)	358,270
22,437	Harley-Davidson, Inc.	1,318,174
165,400	Home Depot, Inc.	6,076,795
4,900	Kirby Corp. (a)	171,402
8,680	Leggett & Platt, Inc.	196,776

131,178	Lowe’s Cos., Inc.	4,130,795
19,700	Nordstrom, Inc.	1,042,918
10,000	O’Reilly Automotive, Inc. (a)	331,000
23,900	Office Depot, Inc. (a)	839,846
11,890	PETsMART, Inc.	391,894
8,989	RadioShack Corp.	242,973
1,600	Sally Beauty Holdings, Inc. (a)	14,704
6,100	Sherwin-Williams Co.	402,844
60,900	Staples, Inc.	1,573,656
7,181	Tiffany & Co.	326,592
9,556	Urban Outfitters, Inc. (a)	253,330
85,422	Walgreen Co.	3,920,016
7,973	Williams-Sonoma, Inc.	282,723

		34,847,858

Schools (0.08%):
12,231	Apollo Group, Inc., Class - A (a)	536,941
7,900	Career Education Corp. (a)	240,950
3,700	ITT Educational Services, Inc. (a)	301,513
3,300	Laureate Education, Inc. (a)	194,601

		1,274,005

Security System/Services (0.01%):
3,100	The Brink’s Co.	196,695

Semiconductors (1.73%):
47,727	Advanced Micro Devices, Inc. (a)	623,315
31,295	Altera Corp. (a)	625,587
28,527	Analog Devices, Inc.	983,896
115,712	Applied Materials, Inc.	2,119,844
38,061	Broadcom Corp., Class - A (a)	1,220,616
5,700	Cree, Inc. (a)	93,822
10,900	Cypress Semiconductor Corp. (a)	202,195
4,700	Fairchild Semiconductor International, Inc. (a)	78,584
491,785	Intel Corp.	9,407,846
3,671	International Rectifier Corp. (a)	140,269
5,273	Intersil Corp., Class - A	139,682
13,000	KLA-Tencor Corp.	693,160
12,299	Lam Research Corp. (a)	582,235
25,264	Linear Technology Corp.	798,090
24,050	LSI Logic Corp. (a)	251,082
26,638	Maxim Integrated Products, Inc.	783,157
17,762	Microchip Technology, Inc.	631,084
29,400	Micron Technology, Inc. (a)	355,152
26,400	National Semiconductor Corp.	637,296
4,417	Novellus Systems, Inc. (a)	141,432
29,300	NVIDIA Corp. (a)	843,254
15,600	PMC-Sierra, Inc. (a)	109,356
13,400	QLogic Corp. (a)	227,800
7,400	Rambus, Inc. (a)	157,250
3,800	Silicon Laboratories, Inc. (a)	113,696
121,895	Texas Instruments, Inc.	3,669,040
28,495	Xilinx, Inc.	733,176

		26,361,916

Software (1.46%):
25,356	Electronic Arts, Inc. (a)	1,276,928
750,309	Microsoft Corp.	20,911,112

		22,188,040

Steel (0.02%):
2,000	Carpenter Technology	241,520

Telecommunications (0.68%):
12,200	Citizens Communications Co.	182,390
131,660	Corning, Inc. (a)	2,993,949
6,020	Discovery Holding Co., Class - A (a)	115,163
16,562	JDS Uniphase Corp. (a)	252,239
117,000	Level 3 Communications, Inc. (a)	713,700
12,036	Liberty Global, Inc. (a)	396,345
164,167	Motorola, Inc.	2,900,831

12,200	NII Holdings, Inc. (a)	904,996
119,000	Sirius Satellite Radio, Inc. (a)	380,800
57,538	Sprint Nextel Corp.	1,090,920
4,900	Telephone & Data Systems, Inc.	292,138
900	United States Cellular Corp. (a)	66,105

		10,289,576

Textile Products (0.00%):
453	Mohawk Industries Co. (a)	37,169

Tobacco (0.03%):
7,700	UST Cos., Inc.	446,446

Tools (0.00%):
600	SNAP-ON, Inc.	28,860

Transportation (0.21%):
30,800	Burlington Northern Santa Fe Corp.	2,477,244
18,000	CSX Corp.	720,900

		3,198,144

Transportation & Shipping (0.72%):
15,114	C.H. Robinson Worldwide, Inc.	721,694
4,100	Con-Way, Inc.	204,344
8,200	Continental Airlines, Class - B (a)	298,398
18,528	Expeditors International of Washington, Inc.	765,577
25,800	FedEx Corp.	2,771,694
8,900	J.B. Hunt Transport Services, Inc.	233,536
2,100	Kansas City Southern Industries, Inc. (a)	74,718
4,800	Landstar System, Inc.	220,032
19,400	Norfolk Southern Corp.	981,640
40,600	Southwest Airlines Co.	596,820
1,800	Swift Transportation Co., Inc. (a)	56,088
2,881	Tidewater, Inc.	168,769
54,441	United Parcel Service, Inc., Class - B	3,816,314

		10,909,624

Veterinary Diagnostics (0.02%):
7,500	VCA Antech, Inc. (a)	272,325

Waste Disposal (0.16%):
1,061	Allied Waste Industries, Inc. (a)	13,358
9,800	Covanta Holding Corp. (a)	217,364
14,850	Republic Services, Inc., Class - A	413,127
4,000	Stericycle, Inc. (a)	326,000
40,600	Waste Management, Inc.	1,397,046

		2,366,895

Web Portals (0.53%):
17,700	Google, Inc., Class - A (a)	8,109,432

		602,721,878

Total Common Stocks (Cost $1,210,726,445)		1,489,267,086

Securities Held as Collateral for Securities on Loan (0.57%):
8,633,350	State Street Navigator Securities Lending Prime Portfolio	8,633,350

Total Securities Held as Collateral for Securities on Loan (Cost $8,633,350)		8,633,350

Money Market Mutual Funds (0.17%):
SSgA Funds Management, Inc. (0.17%):
92,681	Alliance Money Market Fund Prime Portfolio, 5.27% (d)	92,681
2,527,888	Federated Prime Obligations, 5.17% (d)	2,527,888

		2,620,569

Total Money Market Mutual Funds (Cost $2,620,569)		2,620,569

Time Deposit (0.25%):
Sustainable Growth Advisers, L.P. (0.25%):
3,750,653	Liquidity Management Control System Time Deposit, 4.50%, 4/2/07	3,750,653

Total Time Deposit (Cost $3,750,653)		3,750,653

U.S. Treasury Bills (0.06%):
SSgA Funds Management, Inc. (0.06%):
895,000	U.S. Treasury Bills, 5.00%, 6/7/07 (c) *	886,949

Total U.S. Treasury Bills (Cost $886,771)		886,949

Total Investments (Cost $1,226,617,788) - 99.05%		1,505,158,607
Other assets in excess of liabilities - 0.95%		14,421,154

NET ASSETS - 100.00%		$1,519,579,761

*	Rate disclosed represents yield effective at purchase.

(a)	Represents non-income producing security.

(b)	All or part of this security has been loaned as of March 31, 2007.

(c)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

(d)	Variable rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.

ADR – American Depositary Receipt

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain
84	NASDAQ 100 E-mini Future	$3,008,460	June-07	$37,527
11	Russell 1000® Future	$4,299,900	June-07	$54,117
15	Russell 1000Growth ® Future	$4,231,875	June-07	$28,046
79	S&P 500 E-mini Future	$5,653,240	June-07	$46,608

	Total Unrealized Loss			$166,298

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio
Portfolio of Investments	March 31, 2007
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (98.34%):
Franklin Portfolio Associates (15.48%):
Advertising (0.03%):
6,300	ValueClick, Inc. (a)	$164,619

Aerospace/Defense (0.11%):
4,400	MTC Technologies, Inc. (a) (b)	92,532
32,200	Orbital Sciences Corp. (a)	603,428

		695,960

Agriculture (0.11%):
20,800	Imperial Sugar Co. (b)	697,424

Airlines (0.14%):
36,900	ExpressJet Holdings, Inc. (a) (b)	215,496
24,400	Skywest, Inc. (b)	654,652

		870,148

Apparel Manufacturers (0.06%):
16,800	Maidenform Brands, Inc. (a)	387,576

Auction House (0.08%):
10,900	Sotheby’s Holdings, Inc., Class - A (b)	484,832

Banking & Finance (1.43%):
12,400	Advanta Corp., Class - B (b)	543,616
2,600	Asta Funding, Inc. (b)	112,268
23,900	Citizens Banking Corp. (b)	529,624
8,800	City Holding Co. (b)	355,960
16,700	Community Bank System, Inc. (b)	349,364
22,900	Corus Bankshares, Inc. (b)	390,674
2,300	Downey Financial Corp. (b)	148,442
13,400	Financial Federal Corp. (b)	352,688
8,600	First Community Bancorp (b)	486,244
10,100	Firstfed Financial Corp. (a) (b)	573,983
27,700	Fremont General Corp. (b)	191,961
16,200	Nara Bankcorp, Inc. (b)	283,662
37,000	Ocwen Financial Corp. (a) (b)	476,190
7,500	Pacific Capital Bancorp (b)	240,900
10,000	Portfolio Recovery Associates, Inc. (a) (b)	446,500
34,350	Sterling Bancshares, Inc. (b)	384,033
6,300	Sterling Financial Corp.	196,497
24,200	Susquehanna Bancshares, Inc. (b)	561,198
17,900	TierOne Corp. (b)	484,016
20,400	Trustco Bank Corp. (b)	195,432
32,500	UCBH Holdings, Inc. (b)	605,149
17,200	Umpqua Holdings Corp. (b)	460,444
3,100	United Community Banks, Inc. (b)	101,649
14,800	Virginia Commerce Bancorp, Inc. (a) (b)	320,420
8,055	Willow Grove Bancorp, Inc. (b)	103,910
20,800	Wilshire Bancorp, Inc. (b)	341,120

		9,235,944

Brewery (0.04%):
8,600	Boston Beer Company, Inc., Class - A (a) (b)	286,810

Broadcasting & Cable TV (0.12%):
12,700	Lodgenet Entertainment Corp. (a) (b)	390,144
45,200	Mediacom Communications Corp. (a)	367,928

		758,072

Building Products (0.01%):
1,800	NCI Building Systems, Inc. (a) (b)	85,932

Business Equipment (0.22%):
14,800	Ennis, Inc.	396,048
37,000	Ikon Office Solutions, Inc. (b)	531,690
20,700	Knoll, Inc.	493,281

		1,421,019

Business Services (0.56%):
4,000	ABM Industries, Inc.	105,560
26,500	American Greetings Corp., Class - A (b)	615,065
3,900	CRA International, Inc (a) (b)	203,502
22,600	First Consulting Group, Inc. (a)	205,660
25,700	Korn/Ferry International (a) (b)	589,558
50,200	MPS Group, Inc. (a) (b)	710,330
21,100	Spartech Corp.	619,074
17,500	Spherion Corp. (a)	154,350
3,400	Vertrue, Inc. (a) (b)	163,574
5,500	Viad Corp.	212,300

		3,578,973

Chemicals (0.18%):
34,800	Olin Corp. (b)	589,512
23,100	Sensient Technologies Corp. (b)	595,518

		1,185,030

Commercial Services (0.25%):
11,300	Euronet Worldwide, Inc. (a)	303,518
36,000	Newport Corp. (a) (b)	589,320
19,100	TeleTech Holdings, Inc. (a) (b)	700,779

		1,593,617

Communication Equipment (0.21%):
54,700	Arris Group, Inc. (a)	770,176
25,000	CT Communications, Inc. (b)	602,500

		1,372,676

Computer Hardware (0.11%):
16,100	Intevac, Inc. (a) (b)	424,557
10,400	NETGEAR, Inc. (a) (b)	296,712

		721,269

Computer Equipment (0.05%):
15,600	Trident Microsystems, Inc. (a) (b)	312,936

Computer Hardware Manufacturing (0.08%):
51,500	Brocade Communications Systems, Inc. (a)	490,280

Computer Software (0.66%):
1,900	Hyperion Solutions Corp. (a)	98,477
15,300	Jack Henry & Associates, Inc. (b)	367,965
28,300	Mentor Graphics Corp. (a)	462,422
5,300	MicroStrategy, Inc. (a) (b)	669,867
57,800	Realnetworks, Inc. (a) (b)	453,730
14,300	THQ, Inc. (a)	488,917
74,600	Tibco Software, Inc. (a)	635,592
31,800	Vignette Corp. (a)	590,526
31,300	Zoran Corp. (a)	532,726

		4,300,222

Computer Software & Services (0.67%):
20,000	Ansoft Corp. (a) (b)	632,800
17,900	Aspen Technology, Inc. (a) (b)	232,700
32,000	COMSYS IT Partners, Inc. (a)	636,800
34,900	Interwoven Software, Inc. (a)	589,810
20,200	Manhattan Associates, Inc. (a)	554,086
13,300	Ness Technologies, Inc. (a)	169,974
31,200	Perot Systems Corp., Class - A (a) (b)	557,544
28,100	Sykes Enterprises, Inc. (a)	512,544
37,500	Tyler Technologies, Inc. (a) (b)	476,250

		4,362,508

Consumer Products & Services (0.24%):
18,800	CSV Systems International, Inc. (a)	470,376
8,800	Elizabeth Arden, Inc. (a) (b)	192,016
6,700	Jackson Hewitt Tax Service, Inc. (b)	215,606
25,400	Nanotech, Inc. (b)	407,924
6,300	Playtex Products, Inc. (a) (b)	85,491
13,700	ValueVision Media, Inc., Class - A (a) (b)	169,332

		1,540,745

Distribution/Wholesale (0.20%):
17,600	Houston Wire & Cable Co. (a) (b)	493,152
15,600	LKQ Corp. (a) (b)	341,016
16,200	ScanSource, Inc. (a) (b)	434,808

		1,268,976

E-Commerce (0.11%):
12,700	Priceline.com, Inc. (a) (b)	676,402

Electric Utilities (0.22%):
16,800	Avista Corp.	407,064
9,100	CH Energy Group, Inc. (b)	443,079
14,600	Cleco Corp.	377,118
11,400	Plexus Corp. (a) (b)	195,510

		1,422,771

Electrical & Electronics (0.62%):
19,200	Anaren Microwave, Inc. (a)	338,112
10,900	Anixter International, Inc. (a) (b)	718,746
10,100	Benchmark Electronics, Inc. (a)	208,666
11,500	CommScope, Inc. (a) (b)	493,350
7,300	Cubic Corp. (b)	157,972
15,700	IDACORP, Inc.	531,288
17,600	Methode Electronics, Inc.	259,952
8,800	MKS Instruments, Inc. (a) (b)	224,576
20,000	PNM Resources, Inc. (b)	646,000
4,300	Rogers Corp. (a) (b)	190,705
19,400	Vicor Corp. (b)	194,388

		3,963,755

Electronic Components (0.05%):
37,400	GrafTech International Ltd. (a)	339,592

Electronic Components & Instruments (0.06%):
45,800	Silicon Image, Inc. (a)	373,728

Energy (0.15%):
9,186	Cimarex Energy Co. (b)	340,066
14,700	EXCO Resources, Inc. (a) (b)	243,726
16,200	Headwaters, Inc. (a) (b)	353,970

		937,762

Energy Equipment & Services (0.04%):
18,400	Grey Wolf, Inc. (a) (b)	123,280
3,100	ULI Holdings Corp. (b)	107,570

		230,850

Finance (0.01%):
4,000	Advance America Cash Advance	61,560

	Centers, Inc. (b)
Finance - Brokers (0.11%):
44,700	Knight Capital Group, Inc., Class - A (a)	708,048

Financial Services (0.07%):
21,200	BankUnited Financial Corp., Class - A (b)	449,652

Food & Household Products (0.04%):
9,300	Tempur-Pedic International, Inc. (b)	241,707

Footwear (0.22%):
17,000	K-Swiss, Inc., Class - A (b)	459,340

13,100	Steven Madden Ltd.	382,520
19,000	Wolverine World Wide, Inc.	542,830

		1,384,690

Gas Transmission & Distribution (0.04%):
5,900	Oneok, Inc.	265,500

Health Care (0.24%):
14,500	Amerigroup Corp. (a) (b)	440,800
16,400	Greatbatch, Inc. (a) (b)	418,200
12,700	MedCath Corp. (a) (b)	346,710
11,500	Molina Healthcare, Inc. (a) (b)	351,785

		1,557,495

Hotel/Gaming (0.15%):
21,100	Great Wolf Resorts, Inc. (a) (b)	279,153
8,900	MTR Gaming Group, Inc. (a) (b)	116,412
18,500	Pinnacle Entertainment, Inc. (a) (b)	537,795

		933,360

Insurance (0.58%):
11,550	American Physicians Capital, Inc. (a)	462,924
25,500	Commerce Group, Inc. (b)	766,020
3,500	Delphi Financial Group, Inc., Class - A	140,805
16,600	Odyssey Re Holdings Corp. (b)	652,546
20,000	Ohio Casualty Corp.	599,000
50,400	Phoenix Co., Inc. (b)	699,552
7,500	Presidential Life Corp. (b)	147,900
5,600	Zenith National Insurance Corp. (b)	264,712

		3,733,459

Internet Services (0.10%):
20,600	Cognet Communications Group, Inc. (a) (b)	486,778
9,300	Internap Network Services (a) (b)	146,475

		633,253

Lasers - Systems/Components (0.12%):
15,000	Coherent, Inc. (a) (b)	476,100
7,900	Palomar Medical Technologies, Inc. (a) (b)	315,605

		791,705

Machinery & Engineering (0.20%):
22,500	Applied Industrial Technologies, Inc. (b)	551,925
3,200	Astec Industries, Inc. (a)	128,800
3,400	Baldor Electric Co. (b)	128,316
9,700	Regal-Beloit Corp. (b)	449,886

		1,258,927

Manufacturing (0.20%):
2,400	Actuant Corp., Class - A (b)	121,824
3,700	American Woodmark (b)	136,012
2,700	Ameron International Corp. (b)	177,822
12,700	Ceradyne, Inc. (a) (b)	695,198
4,200	EnPro Industries, Inc. (a) (b)	151,410

		1,282,266

Media (0.15%):
15,400	Belo Corp., Class - A	287,518
3,200	Media General, Inc., Class - A (b)	122,112
34,800	Sinclair Broadcast Group, Inc. (b)	537,660

		947,290

Medical - Biomedical/Genetic (0.20%):
37,500	Applera Corp. - Celera Group (a)	532,500
8,500	LifeCell Corp. (a) (b)	212,245
45,400	Savient Pharmaceuticals, Inc. (a) (b)	545,708

		1,290,453

Medical Equipment & Supplies (0.23%):
46,800	Bruker BioSciences Corp. (a)	492,336

33,000	Conceptus, Inc. (a) (b)	660,000
8,600	SurModics, Inc. (a) (b)	309,600

		1,461,936

Medical Products (0.17%):
6,800	Luminex Corp. (a) (b)	93,296
15,000	Mentor Corp. (b)	690,000
6,300	West Pharmaceutical Services, Inc. (b)	292,509

		1,075,805

Medical Supplies (0.05%):
11,100	Zoll Medical Corp. (a)	295,815

Medical Systems (0.07%):
23,100	Aspect Medical Systems, Inc. (a) (b)	360,129
3,900	SonoSite, Inc. (a) (b)	110,214

		470,343

Metal Processors & Fabrication (0.20%):
20,100	Mueller Industries, Inc.	605,010
15,850	Quanex Corp. (b)	671,248

		1,276,258

Metals (0.10%):
3,900	Cleveland-Cliffs, Inc. (b)	249,639
45,300	Hecla Mining Co. (a) (b)	410,418

		660,057

Miscellaneous Equipment Rental & Leasing (0.03%):
9,200	H&E Equipment Services, Inc. (a) (b)	197,800

Natural Gas Utilities (0.06%):
8,100	New Jersey Resources Corp. (b)	405,405

Nutritional Products (0.12%):
15,100	NBTY, Inc. (a)	800,904

Oil & Gas (0.33%):
19,400	Delek US Holdings, Inc. (b)	371,122
5,200	Exploration Co. of Delaware (a) (b)	56,420
4,700	Frontier Oil Corp.	153,408
12,600	Harvest Natural Resources, Inc. (a) (b)	122,724
7,600	Holly Corp.	450,680
4,000	Lufkin Industries, Inc.	224,720
8,000	Parker Drilling Co. (a)	75,120
12,200	Swift Energy Co. (a) (b)	509,594
4,100	WD-40 Co. (b)	130,011

		2,093,799

Oil-Field Services (0.24%):
20,200	Oil States International, Inc. (a) (b)	648,218
14,500	Trico Marine Services, Inc. (a) (b)	540,270
7,000	W-H Energy Services, Inc. (a)	327,180

		1,515,668

Pharmaceuticals (0.71%):
22,600	Albany Molecular Research, Inc. (a)	222,610
33,800	BioMarin Pharmaceutical, Inc. (a) (b)	583,388
51,700	Enzon, Inc. (a) (b)	421,355
21,600	Geron Corp. (a) (b)	151,200
23,000	Medicines Co. (a) (b)	576,840
23,200	OSI Pharmaceuticals, Inc. (a) (b)	765,600
28,500	Pain Therapeutics, Inc. (a) (b)	223,440
11,800	Prestige Brands Holdings, Inc. (a)	139,830
22,700	Salix Pharmaceuticals Ltd. (a) (b)	286,020
26,200	Sciele Pharma, Inc. (a) (b)	620,416
22,900	Telik, Inc. (a) (b)	124,347
3,300	United Therapeutics Corp. (a)	177,474
6,800	Usna Health Sciences, Inc. (a) (b)	318,716

		4,611,236

Plastics Products (0.02%):
3,100	AEP Industries, Inc. (a)	133,300

Power Conversion/Supply Equipment (0.12%):
37,700	Advanced Energy Industries, Inc. (a) (b)	793,208

Printing - Commercial (0.09%):
23,200	Cenveo, Inc. (a) (b)	563,760

Real Estate Investment Trust (1.13%):
27,075	Affordable Residential Communities (a) (b)	328,420
46,200	Ashford Hospitality Trust (b)	551,628
16,700	Cousins Properties, Inc. (b)	548,762
38,800	Deerfield Triarc Capital Corp.	581,612
2,100	Entertainment Properties Trust (b)	126,525
13,400	Extra Space Storage, Inc.	253,796
28,600	Felcor Lodging Trust, Inc.	742,741
28,400	Highland Hospitality Corp. (b)	505,520
22,100	Inland Real Estate Corp. (b)	405,314
19,600	Innkeepers USA Trust	319,088
20,000	Investors Real Estate Trust (b)	211,800
19,000	Kite Realty Group Trust (b)	379,050
13,900	LaSalle Hotel Properties	644,404
23,500	National Retail Properties, Inc.	568,465
18,500	Omega Healthcare Investors, Inc. (b)	317,275
15,800	Ramco-Gershenson Properties Trust (b)	564,218
6,700	Spirit Finance Corp. (b)	99,830
13,100	Winston Hotels, Inc. (b)	196,893

		7,345,341

Residential Lighting Fixtures (0.10%):
9,100	Genlyte Group, Inc. (a)	642,005

Resorts/Theme Parks (0.03%):
2,300	Avatar Holdings, Inc. (a) (b)	164,312

Restaurants (0.29%):
5,400	Buffalo Wild Wings, Inc. (a) (b)	343,980
10,100	Jack in the Box, Inc. (a)	698,213
15,700	Luby’s, Inc. (a) (b)	153,389
23,000	Ruby Tuesday, Inc. (b)	657,800

		1,853,382

Retail (0.78%):
22,000	Asbury Automotive Group, Inc. (b)	621,500
10,800	Big Lots, Inc. (a) (b)	337,824
13,300	Cabela’s, Inc., Class - A (a) (b)	329,973
37,800	Casual Male Retail Group Inc. (a) (b)	447,174
18,000	Charlotte Russe Holding, Inc. (a)	519,660
25,400	Dress Barn, Inc. (a) (b)	528,574
8,100	DSW, Inc., Class - A (a) (b)	341,901
8,600	Group 1 Automotive, Inc. (b)	342,022
20,900	Haverty Furniture Cos., Inc. (b)	292,600
5,000	Longs Drug Stores Corp.	258,200
12,100	Men’s Wearhouse, Inc.	569,305
12,800	Tween Brands, Inc. (a) (b)	457,216
2,900	Wild Oats Markets, Inc. (a) (b)	52,780

		5,098,729

Retail - Major Department Stores (0.06%):
10,000	School Specialty, Inc. (a)	361,100

Rubber & Plastics (0.06%):
65,200	Polyone Corp. (a)	397,720

Schools (0.02%):
3,600	DeVry, Inc.	105,660

Semiconductors (0.19%):
17,400	Cymer, Inc. (a)	722,970
42,800	Micrel, Inc. (a) (b)	471,656

		1,194,626

State Banks, Federal Reserve (0.07%):
10,600	Hancock Holding Co. (b)	466,188

Steel (0.16%):
7,800	Freightcar America, Inc. (b)	375,726
15,300	Steel Dynamics, Inc.	660,960

		1,036,686

Telecommunications Equipment (0.32%):
18,400	InterDigital Communications Corp. (a) (b)	582,728
29,400	Oplink Communications, Inc. (a) (b)	528,318
19,500	RCN Corp. (a) (b)	498,225
56,300	UTStarcom, Inc. (a) (b)	466,727

		2,075,998

Toys (0.06%):
14,000	Marvel Entertainment, Inc. (a) (b)	388,500

Transportation & Shipping (0.29%):
3,300	American Commercial Lines, Inc. (a) (b)	103,785
8,900	Horizon Lines, Inc. Class - A	292,098
22,700	Pacer International, Inc.	611,538
15,900	Saia, Inc. (a) (b)	377,625
13,500	Wabtec Corp.	465,615

		1,850,661

Video Rental (0.02%):
5,600	Netflix, Inc. (a) (b)	129,864

Wire & Cable Products (0.12%):
4,700	Belden CDT, Inc. (b)	251,873
9,400	General Cable Corp. (a) (b)	502,242

		754,115

		99,519,974

Frontier Capital Management Co. (25.31%):
Aerospace/Defense (0.40%):
32,900	BFGoodrich Corp.	1,693,692
46,073	Orbital Sciences Corp. (a) (b)	863,408

		2,557,100

Apparel Manufacturers (0.04%):
23,800	Quiksilver, Inc. (a) (b)	276,080

Auction House (0.39%):
56,500	Sotheby’s Holdings, Inc., Class - A (b)	2,513,120

Audio/Video Products (0.16%):
157,000	TiVo, Inc. (a) (b)	996,950

Auto Related (0.39%):
27,600	Autoliv, Inc.	1,576,236
21,800	Intermec, Inc. (a) (b)	487,012
8,500	Oshkosh Truck Corp. (b)	450,500

		2,513,748

Banking & Finance (0.76%):
53,300	E*Trade Group, Inc. (a)	1,131,026
47,300	MarketAxess Holdings, Inc. (a) (b)	791,802
15,800	Portfolio Recovery Associates, Inc. (a) (b)	705,470
14,100	Ritchie Bros. Auctioneers, Inc.	825,132
26,800	Thomas Weisel Partners Group, Inc. (a) (b)	509,736
39,500	Waddell & Reed Financial, Inc.	921,140

		4,884,306

Building Products (0.12%):
16,300	NCI Building Systems, Inc. (a) (b)	778,162

Business Equipment (0.36%):
34,700	Diebold, Inc.	1,655,537
34,200	Global Imaging Systems, Inc. (a)	666,900

		2,322,437

Business Services (0.75%):
72,100	Amdocs Ltd. (a)	2,630,208
33,200	AMN Healthcare Services, Inc. (a)	750,984
80,600	CV Therapeutics (a) (b)	634,322
23,700	Polycom, Inc. (a) (b)	789,921

		4,805,435

Chemicals (0.49%):
14,500	Cabot Microelectronics Corp. (a) (b)	485,895
85,700	Chemtura Corp.	936,701
10,000	FMC Corp.	754,300
38,100	Hercules, Inc. (a)	744,474
22,400	US BioEnergy Corp. (a) (b)	256,928

		3,178,298

Coal (0.08%):
21,100	Massey Energy Co. (b)	506,189

Communication Equipment (0.71%):
15,500	Arris Group, Inc. (a) (b)	218,240
25,843	Avid Technology, Inc. (a) (b)	901,404
93,400	Harmonic, Inc. (a) (b)	917,188
7,600	Harris Corp.	387,220
65,100	Power-One, Inc. (a) (b)	372,372
218,400	Sonus Networks, Inc. (a) (b)	1,762,488

		4,558,912

Computer Equipment (0.27%):
24,400	Komag, Inc. (a) (b)	798,612
30,268	Seagate Technology Escrow (a) (c)	0
55,300	Western Digital Corp. (a)	929,593

		1,728,205

Computer Software (0.07%):
25,597	Zoran Corp. (a)	435,661

Computer Software & Services (0.76%):
79,000	BEA Systems, Inc. (a)	915,610
31,900	Manhattan Associates, Inc. (a) (b)	875,017
34,200	Mercury Computer Systems, Inc. (a) (b)	474,354
27,600	Perot Systems Corp., Class - A (a)	493,212
83,200	SeaChange International, Inc. (a)	677,248
25,000	WebEx Communications, Inc. (a) (b)	1,421,500

		4,856,941

Construction (0.98%):
81,800	Chicago Bridge & Iron Co.	2,515,350
23,500	Fluor Corp. (b)	2,108,420
35,800	Jacobs Engineering Group, Inc. (a) (b)	1,670,070

		6,293,840

Consumer Products & Services (0.32%):
53,940	Digital Theater Systems, Inc. (a) (b)	1,306,966
63,200	ValueVision Media, Inc., Class - A (a) (b)	781,152

		2,088,118

Containers & Packaging (0.75%):
172,900	Crown Holdings, Inc. (a)	4,229,134
50,000	Smurfit-Stone Container Corp. (a)	563,000

		4,792,134

Data Processing & Outsourced Services (0.08%):
14,200	Global Payments, Inc.	483,652

Distribution/Wholesale (0.08%):
9,800	Watsco, Inc. (b)	500,486

Electrical & Electronics (3.57%):
69,100	Actel Corp. (a) (b)	1,141,532
38,100	Anaren Microwave, Inc. (a)	670,941
12,400	CommScope, Inc. (a)	531,960
60,700	Cree, Inc. (a) (b)	999,122
157,000	Dexcom, Inc. (a) (b)	1,234,020

49,000	Fairchild Semiconductor International, Inc. (a) (b)	819,280
10,500	Franklin Electric Co., Inc. (b)	488,250
9,200	Harman International Industries, Inc. (b)	883,936
14,500	Hubbell, Inc., Class - B	699,480
72,680	Integrated Device Technology, Inc. (a)	1,120,726
27,000	Itron, Inc. (a) (b)	1,756,080
66,000	MEMC Electronic Materials, Inc. (a)	3,998,280
54,800	Microsemi Corp. (a) (b)	1,140,388
56,600	National Semiconductor Corp.	1,366,324
11,300	Pentair, Inc. (b)	352,108
136,900	PMC-Sierra, Inc. (a) (b)	959,669
17,100	Rogers Corp. (a) (b)	758,385
32,100	Silicon Laboratories, Inc. (a)	960,432
16,200	SiRF Technology Holdings, Inc. (a) (b)	449,712
184,100	Skyworks Solutions, Inc. (a) (b)	1,058,575
15,800	Synopsys, Inc. (a)	414,434
6,900	Thomas & Betts Corp. (a)	336,858
33,270	Trimble Navigation Ltd. (a) (b)	892,967

		23,033,459

Energy Equipment & Services (1.10%):
28,700	Core Laboratories NV (a)	2,405,921
16,538	ENSCO International, Inc. (b)	899,667
10,200	GlobalSantaFe Corp. (b)	629,136
12,900	National-Oilwell, Inc. (a)	1,003,491
17,100	Noble Corp.	1,345,428
9,500	Transocean Sedco Forex, Inc. (a)	776,150

		7,059,793

Entertainment (0.08%):
21,100	Netflix, Inc. (a) (b)	489,309

Forest Products & Papers (0.42%):
49,200	Albany International Corp., Class - A (b)	1,768,248
39,200	Electronics for Imaging, Inc. (a) (b)	919,240

		2,687,488

Health Care (2.38%):
54,300	Cross Country Healthcare, Inc. (a) (b)	989,889
16,100	DaVita, Inc. (a)	858,452
73,700	Eclipsys Corp. (a) (b)	1,420,199
19,800	Express Scripts, Inc., Class - A (a)	1,598,256
15,500	Healthways, Inc. (a) (b)	724,625
17,700	Magellan Health Services, Inc. (a)	743,400
31,500	Matria Healthcare, Inc. (a) (b)	830,340
59,500	Omnicare, Inc. (b)	2,366,316
27,600	Pall Corp.	1,048,800
27,600	PAREXEL International Corp. (a)	992,772
25,000	Pediatrix Medical Group, Inc. (a)	1,426,500
22,300	Radiation Therapy Services, Inc. (a) (b)	683,272
177,300	Regeneration Technologies, Inc. (a) (b)	1,285,425
45,200	VistaCare, Inc., Class - A (a) (b)	393,240

		15,361,486

Insurance (0.28%):
192,800	Hooper Holmes, Inc. (a)	861,816
33,700	Montpelier Re Holdings Ltd. - ADR (b)	584,358
13,800	OneBeacon Insurance Group Ltd.	345,000

		1,791,174

Internet Content (0.10%):
106,500	Harris Interactive, Inc. (a) (b)	642,195

Internet Services (0.10%):
18,100	CheckFree Corp. (a) (b)	671,329

Lasers - Systems/Components (0.14%):
35,000	IntraLase Corp. (a) (b)	874,300

Manufacturing (0.54%):
35,500	Kaydon Corp. (b)	1,510,880
42,900	Navistar International Corp. (a)	1,962,675

		3,473,555

Media (0.23%):
60,100	Macrovision Corp. (a) (b)	1,505,505

Medical - Biomedical/Genetic (0.99%):
29,732	Charles River Laboratories International, Inc. (a) (b)	1,375,402
60,300	Genomic Health, Inc. (a) (b)	1,045,602
42,600	Illumina, Inc. (a) (b)	1,248,180
8,900	Millipore Corp. (a) (b)	644,983
62,500	Momenta Pharmaceuticals, Inc. (a) (b)	810,000
54,800	Wright Medical Group, Inc. (a)	1,221,492

		6,345,659

Medical Products (0.24%):
26,800	Advanced Medical Optics, Inc. (a) (b)	996,960
11,600	Cooper Cos., Inc. (b)	563,992

		1,560,952

Medical Supplies (0.07%):
38,100	Merit Medical Systems, Inc. (a) (b)	478,155

Medical Systems (0.39%):
83,900	Cyberonics (a) (b)	1,575,642
35,500	STERIS Corp.	942,880

		2,518,522

Metals (0.88%):
23,800	Brush Engineered Materials, Inc. (a) (b)	1,153,586
123,500	Coeur d’Alene Mines Corp. (a) (b)	507,585
21,100	Freeport-McMoRan Copper & Gold, Inc., Class - B	1,396,609
84,700	Hecla Mining Co. (a) (b)	767,382
20,400	RTI International Metals, Inc. (a) (b)	1,856,604

		5,681,766

Oil & Gas (0.52%):
32,600	Interoil Corp. (a) (b)	867,160
142,200	Talisman Energy, Inc.	2,497,032

		3,364,192

Paper & Related Products (0.24%):
24,000	Kadant, Inc. (a) (b)	608,640
39,063	Longview Fibre Co. (b)	962,122

		1,570,762

Pharmaceuticals (0.55%):
49,600	ICON PLC - ADR (a)	2,112,960
41,300	Pharmaceutical Product Development, Inc. (b)	1,391,397

		3,504,357

Pollution Control (0.38%):
23,400	Clean Harbors, Inc. (a) (b)	1,058,148
49,350	Republic Services, Inc.	1,372,917

		2,431,065

Production Technology (0.20%):
36,700	Cognex Corp. (b)	795,289
28,900	Teradyne, Inc. (a) (b)	478,006

		1,273,295

Real Estate Investment Trust (0.29%):
38,800	CapitalSource, Inc. (b)	975,044
37,900	Providence Service Corp. (a) (b)	898,988

		1,874,032

Restaurants (0.30%):
20,000	Cheesecake Factory, Inc. (a) (b)	533,000
10,700	Panera Bread Co., Class - A (a) (b)	631,942
46,000	Triarc Cos., Inc., Class - B (b)	790,740

		1,955,682

Retail (0.46%):
46,200	CarMax, Inc. (a) (b)	1,133,748
47,600	Dollar Tree Stores, Inc. (a)	1,820,224

		2,953,972

Semiconductors (0.75%):
35,400	Cymer, Inc. (a)	1,470,870
21,000	Cypress Semiconductor Corp. (a) (b)	389,550
15,700	International Rectifier Corp. (a)	599,897
284,400	Mindspeed Technologies (a) (b)	617,148
39,500	Netlogic Microsystems, Inc. (a) (b)	1,051,490
26,100	Saifun Semiconductors Ltd. (a) (b)	306,675
27,400	Semtech Corp. (a)	369,352

		4,804,982

Technology (0.23%):
34,600	ATMI, Inc. (a) (b)	1,057,722
18,500	Hutchinson Technology, Inc. (a) (b)	431,975

		1,489,697

Telecommunications Equipment (1.09%):
44,100	ADTRAN, Inc. (b)	1,073,835
9,700	Andrew Corp. (a)	102,723
79,400	C-COR, Inc. (a) (b)	1,100,484
23,800	Ciena Corp. (a) (b)	665,210
53,500	ECI Telecom Ltd. (a) (b)	438,700
20,700	Global Crossing Ltd. (a) (b)	569,250
24,587	JDS Uniphase Corp. (a) (b)	374,460
207,739	Level 3 Communications, Inc. (a) (b)	1,267,208
19,800	Nii Holdings, Class - B (a)	1,468,764

		7,060,634

Transportation & Shipping (0.70%):
34,200	Kansas City Southern (a) (b)	1,216,836
41,600	Kirby Corp. (a)	1,455,168
39,500	Landstar System, Inc.	1,810,680

		4,482,684

Utilities (0.13%):
53,900	Citizens Communications Co.	805,805

		162,815,580

Geewax, Terker & Co. (18.61%):
Aerospace/Defense (0.63%):
29,300	AAR Corp. (a) (b)	807,508
15,400	Esterline Technologies Corp. (a)	632,478
16,425	Kaman Corp. (b)	382,867
20,900	Moog, Inc., Class - A (a)	870,485
36,600	Teledyne Technologies, Inc. (a)	1,370,304

		4,063,642

Agriculture (0.05%):
9,700	Lindsay Corp. (b)	308,363

Apparel Manufacturers (0.02%):
2,500	Cherokee, Inc. (b)	107,650

Appliances & Household Products (0.01%):
1,100	National Presto Industries, Inc.	67,804

Auto Parts (0.08%):
28,750	Noble International Ltd. (b)	482,425

Banking & Finance (1.56%):
62,582	Apollo Investment Corp. (b)	1,339,255
66,750	Ares Capital Corp.	1,212,848
2,170	Bancorp, Inc. (a) (b)	56,420
16,600	BankUnited Financial Corp., Class - A (b)	352,086
2,200	Banner Corp. (b)	91,410
9,320	City Bank (b)	299,265

41,580	Fremont General Corp.	288,149
2,300	Gladstone Capital Corp.	54,464
15,400	iStar Financial, Inc.	721,182
102,060	MCG Capital Corp. (b)	1,914,645
7,760	National Financial Partners Corp. (b)	364,022
9,400	Sterling Financial Corp.	293,186
11,880	Superior Bancorp (a) (b)	128,304
21,550	SVB Financial Group (a) (b)	1,047,115
6,800	United Community Banks, Inc. (b)	222,972
57,500	Waddell & Reed Financial, Inc.	1,340,899
10,000	World Acceptance Corp. (a) (b)	399,500

		10,125,722

Broadcasting & Cable TV (0.05%):
32,770	Crown Media Holdings, Inc., Class - A (a) (b)	174,664
29,430	Spanish Broadcasting System, Inc. (a) (b)	117,720

		292,384

Building & Construction (0.18%):
24,950	Layne Christensen Co. (a) (b)	908,679
13,400	Williams Scotsman International, Inc. (a) (b)	263,444

		1,172,123

Building Products (0.26%):
24,540	Apogee Enterprises, Inc.	491,782
58,640	Goodman Global, Inc. (a)	1,033,236
16,140	US Concrete, Inc. (a) (b)	126,215

		1,651,233

Business Equipment (0.03%):
8,320	Global Imaging Systems, Inc. (a)	162,240

Business Services (0.56%):
10,410	Brady Corp., Class - A (b)	324,792
7,300	Casella Waste Systems, Inc., Class - A (a)	71,248
21,100	Clayton Holding, Inc. (a)	323,674
13,490	CRA International, Inc. (a) (b)	703,908
6,740	John H. Harland Co.	345,290
3,180	LECG Corp. (a) (b)	46,046
9,000	MPS Group, Inc. (a)	127,350
28,095	Vertrue, Inc. (a) (b)	1,351,651
6,600	Watson Wyatt Worldwide, Inc.	321,090

		3,615,049

Chemicals (0.46%):
30,000	Arch Chemicals, Inc.	936,600
22,650	CF Industries Holdings, Inc.	873,158
38,300	Hercules, Inc. (a)	748,382
20,980	Terra Industries, Inc. (a) (b)	367,150

		2,925,290

Commercial Services (0.15%):
13,590	DynCorp International, Inc., Class - A (a) (b)	205,073
6,600	First Advantage Corp., Class - A (a) (b)	158,202
11,000	Healthcare Services Group, Inc.	315,150
6,800	UniFirst Corp.	260,916

		939,341

Communications Technology (0.26%):
28,440	Comtech Telecommunications Corp. (a) (b)	1,101,481
42,830	Orbcomm, Inc. (a) (b)	546,083

		1,647,564

Computer Equipment (0.05%):
9,180	Komag, Inc. (a) (b)	300,461

Computer Hardware Manufacturing (0.07%):
44,980	Brocade Communications Systems, Inc. (a) (b)	428,210

Computer Services (0.44%):
57,760	Avocent Corp. (a) (b)	1,557,787
19,730	Digital River, Inc. (a) (b)	1,090,083
60,730	Quantum Corp. (a) (b)	163,971

		2,811,841

Computer Software (0.52%):
9,200	ANSYS, Inc. (a) (b)	467,084
46,840	Echelon Corp. (a) (b)	493,694
10,500	Gerber Scientific, Inc. (a) (b)	111,405
8,550	Intervoice, Inc. (a) (b)	56,772
4,600	QAD, Inc. (b)	41,860
50,600	THQ, Inc. (a) (b)	1,730,014
23,100	Vignette Corp. (a)	428,967

		3,329,796

Computer Software & Services (0.02%):
16,240	CIBER, Inc. (a)	127,809

Consumer Products & Services (0.54%):
5,790	Chattem, Inc. (a)	341,263
10,730	Elizabeth Arden, Inc. (a)	234,129
48,330	Pantry, Inc. (a) (b)	2,185,482
2,100	RC2 Corp. (a)	84,819
12,210	Silgan Holdings, Inc.	624,053

		3,469,746

Data Processing & Reproduction (0.05%):
4,000	IMS Health, Inc.	118,640
14,000	Infocrossing, Inc. (a) (b)	208,180

		326,820

Distribution/Wholesale (0.24%):
50,270	Houston Wire & Cable Co. (a) (b)	1,408,565
6,817	LKQ Corp. (a) (b)	149,020

		1,557,585

Diversified Minerals (0.05%):
11,670	AMCOL International Corp.	346,016

E-Commerce (0.05%):
10,180	Shutterfly, Inc. (a)	163,287
10,800	WebSideStory, Inc. (a) (b)	139,860

		303,147

Electric Utilities (0.40%):
71,200	Aquila, Inc. (a)	297,616
18,600	Cleco Corp.	480,438
9,300	Empire District Electric Co.	230,640
42,460	Unisource Energy Corp. (b)	1,594,373

		2,603,067

Electrical & Electronics (0.73%):
24,330	Anixter International, Inc. (a) (b)	1,604,320
71,740	Benchmark Electronics, Inc. (a)	1,482,148
14,900	Checkpoint Systems, Inc. (a)	352,534
10,780	PNM Resources, Inc.	348,194
125,270	RF Micro Devices, Inc. (a) (b)	780,432
3,500	Rogers Corp. (a) (b)	155,225

		4,722,853

Electronic Components (0.10%):
25,710	Synaptics, Inc. (a) (b)	657,662

Electronic Components & Instruments (0.22%):
9,490	Electro Scientific Industries, Inc. (a)	182,588
22,370	Paxar Corp. (a)	642,019
1,650	Smith (A.O.) Corp.	63,063
104,800	Triquint Semiconductor, Inc. (a)	524,000

		1,411,670

Electronic Equipment (0.06%):
17,540	Agilysys, Inc.	394,124

Energy (0.07%):
7,000	Energen Corp.	356,230
6,600	Venoco, Inc. (a) (b)	117,876

		474,106

Energy Equipment & Services (0.21%):
34,460	Allis-Chalmers Energy, Inc. (a) (b)	542,745
29,550	Basic Energy Services, Inc. (a) (b)	688,515
6,360	Union Drilling, Inc. (a) (b)	90,312

		1,321,572

Entertainment (0.04%):
6,260	Carmike Cinemas, Inc. (b)	145,232
3,500	Dover Motorsports, Inc. (b)	18,375
31,560	Magna Entertainment Corp. (a) (b)	114,878

		278,485

Finance - Brokers (0.12%):
47,248	Knight Capital Group, Inc., Class – A (a)	748,408

Food Processing (0.17%):
15,800	Hain Celestial Group, Inc. (a) (b)	475,106
2,860	J & J Snack Foods Corp.	112,941
16,260	Performance Food Group Co. (a)	501,947

		1,089,994

Footwear (0.10%):
21,430	Wolverine World Wide, Inc.	612,255

Forest Products & Papers (0.03%):
7,500	Schweitzer-Mauduit International, Inc.	186,375

Gas Transmission & Distribution (0.11%):
14,100	Nicor, Inc. (b)	682,722

Health Care (0.27%):
27,170	Capital Senior Living Corp. (a) (b)	315,444
11,690	Greatbatch, Inc. (a) (b)	298,095
53,870	Option Care, Inc. (b)	716,471
13,160	Radiation Therapy Services, Inc. (a) (b)	403,222

		1,733,232

Homebuilders (0.08%):
7,790	Beazer Homes USA, Inc.	226,144
12,900	Standard Pacific Corp.	269,223

		495,367

Household Products (0.07%):
18,800	Tupperware Brands Corp. (b)	468,684

Instruments-Controls (0.02%):
8,700	Zygo Corp. (a) (b)	139,287

Insurance (1.38%):
20,030	ACA Capital Holdings, Inc. (a) (b)	280,821
8,400	Argonaut Group, Inc. (a) (b)	271,824
10,000	Centene Corp. (a)	209,900
29,700	CNA Surety Corp. (a)	626,670
2,600	Crawford & Co., Class - B (b)	15,080
8,540	Delphi Financial Group, Inc., Class - A	343,564
5,500	First Mercury Financial Corp. (a)	113,025
27,510	HCC Insurance Holdings, Inc. (b)	847,308
3,200	James River Group, Inc. (b)	100,192
2,700	Kansas City Life Insurance Co.	121,500
29,500	Leucadia National Corp. (b)	867,890
48,465	Meadowbrook Insurance Group, Inc. (a) (b)	532,630
13,960	Navigators Group, Inc. (a)	700,373
39,110	ProAssurance Corp. (a) (b)	2,000,476
6,300	RLI Corp.	346,059
19,040	Seabright Insurance Holdings (a) (b)	350,336
8,960	Selective Insurance Group, Inc. (b)	228,122
8,060	Stewart Information Services Corp.	336,827
13,040	Tower Group, Inc. (b)	420,149
7,000	United Fire & Casualty Co.	245,910

		8,958,656

Investment Companies (0.11%):
46,430	Harris & Harris Group, Inc. (a) (b)	599,876
6,300	NGP Capital Resources Co. (b)	99,603

		699,479

Lasers - Systems/Components (0.04%):
9,800	Excel Technology, Inc. (a)	267,834

Machinery & Engineering (0.29%):
35,600	Applied Industrial Technologies, Inc. (b)	873,268
12,800	Lincoln Electric Holding, Inc. (b)	762,368
6,350	Tennant Co.	199,962

		1,835,598

Manufacturing (1.22%):
20,180	Actuant Corp., Class - A (b)	1,024,337
33,900	Barnes Group, Inc. (b)	780,039
19,360	Ceradyne, Inc. (a) (b)	1,059,766
38,600	EnPro Industries, Inc. (a) (b)	1,391,530
42,100	Gardner Denver, Inc. (a)	1,467,185
4,000	Kaydon Corp.	170,240
6,380	Nordson Corp.	296,415
40,290	Trinity Industries, Inc. (b)	1,688,956

		7,878,468

Media (0.04%):
28,600	Entravision Communications Corp. (a) (b)	267,124

Medical Equipment & Supplies (0.08%):
61,500	Alliance Imaging, Inc. (a) (b)	536,895

Medical Products (0.23%):
14,800	Air Methods Corp. (a) (b)	355,496
16,100	Inverness Medical Innovation, Inc. (a) (b)	704,858
11,880	Viasys Healthcare, Inc. (a)	403,801

		1,464,155

Medical Supplies (0.01%):
7,200	Hanger Orthopedic Group, Inc. (a)	84,024

Medical Systems (0.08%):
28,890	Angiodynamics, Inc. (a) (b)	487,952

Metal Processors & Fabrication (0.19%):
4,000	CIRCOR International, Inc. (b)	142,800
14,200	NN, Inc.	177,358
21,900	Quanex Corp. (b)	927,465

		1,247,623

Miscellaneous Equipment Rental & Leasing (0.07%):
22,225	H&E Equipment Services, Inc. (a) (b)	477,838

Natural Gas Utilities (0.30%):
7,500	New Jersey Resources Corp.	375,375
19,360	Northwest Natural Gas Co. (b)	884,171
24,800	UGI Corp.	662,408

		1,921,954

Oil & Gas (0.46%):
20,450	Berry Petroleum Co., Class - A (b)	626,997
6,700	CARBO Ceramics, Inc. (b)	311,885
11,730	Denbury Resources, Inc. (a)	349,437
136,440	Enbridge Energy Management LLC (a) (c)	0
9,150	Lufkin Industries, Inc.	514,047
19,900	NATCO Group, Inc., Class - A (a)	678,987
48,050	Parker Drilling Co. (a)	451,190

		2,932,543

Oil-Field Services (0.07%):
9,000	W-H Energy Services, Inc. (a)	420,660

Packaging (0.05%):
2,750	Grief Inc., Class - A (b)	305,553

Paper & Related Products (0.10%):
19,400	Kadant, Inc. (a) (b)	491,984
19,848	Xerium Technologies, Inc. (b)	159,181

		651,165

Pharmaceuticals (0.50%):
19,270	Alkermes, Inc. (a) (b)	297,529
13,760	Altus Pharmaceuticals, Inc. (a) (b)	209,427
51,620	AtheroGenics, Inc. (a) (b)	145,052
16,000	Durect Corp. (a) (b)	66,560
91,340	Indevus Pharmaceuticals, Inc. (a) (b)	645,774
21,220	Regeneron Pharmaceuticals, Inc. (a) (b)	458,776
10,000	Replidyne, Inc. (a) (b)	55,600
56,540	Sciele Pharma, Inc. (a) (b)	1,338,868

		3,217,586

Plastics Products (0.06%):
23,060	Metabolix, Inc. (a) (b)	383,488

Publishing & Printing (0.03%):
9,440	Gatehouse Media, Inc. (b)	191,632

Real Estate (0.03%):
11,110	Franklin Street Properties Corp. (b)	213,090

Real Estate Investment Trust (1.81%):
53,250	Anthracite Capital, Inc.	639,000
21,870	Arbor Realty Trust, Inc. (b)	665,723
8,080	Capital Trust, Inc., Class - A (b)	368,206
44,090	CapitalSource, Inc. (b)	1,107,982
7,670	Crystal River Capital, Inc. (b)	205,863
18,850	Deerfield Triarc Capital Corp. (b)	282,562
1,400	Douglas Emmett, Inc.	35,742
7,700	Entertainment Properties Trust	463,925
20,500	Equity Inns, Inc. (b)	335,790
33,020	Fieldstone Investment Corp. (b)	101,371
30,090	First Industrial Realty Trust, Inc. (b)	1,363,076
5,700	Getty Realty Corp. (b)	163,818
20,900	Gramercy Capital Corp. (b)	641,212
29,000	Highland Hospitality Corp. (b)	516,200
24,620	Jer Investors Trust, Inc. (b)	468,272
62,070	KKR Financial Corp. (b)	1,702,579
44,000	Newcastle Investment Corp. (b)	1,220,120
10,340	RAIT Financial Trust (b)	288,900
46,040	Senior Housing Properties Trust	1,100,356

		11,670,697

Refuse Systems (0.01%):
3,280	Waste Services, Inc. (a) (b)	32,603

Restaurants (0.08%):
4,454	AFC Enterprises, Inc. (a) (b)	89,303
9,900	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	265,418
7,250	Morton’s Restaurant Group, Inc. (a)	128,978

		483,699

Retail (0.36%):
7,100	Brown Shoe Co., Inc.	298,200
18,600	Conn’s, Inc. (a) (b)	460,350
7,400	First Cash Financial Services, Inc. (a)	164,872
16,100	Stein Mart, Inc. (b)	262,752
6,800	Suburban Propane Partners LP (b)	299,200
13,820	Tween Brands, Inc. (a) (b)	493,650
13,500	Zale Corp. (a)	356,130

		2,335,154

Rubber & Plastics (0.17%):
46,660	Cooper Tire & Rubber Co.	853,411
13,700	Myers Industries, Inc.	255,916

		1,109,327

Semiconductors (0.23%):
9,890	IXYS Corp. (a) (b)	101,175
42,900	Standard Microsystems Corp. (a) (b)	1,310,166
5,540	Volterra Semiconductor Corp. (a) (b)	72,352

		1,483,693

Steel (0.05%):
8,700	Schnitzer Steel Industries, Inc., Class - A	349,479

Telecommunications Equipment (0.53%):
20,200	Anaren, Inc. (a)	355,722
39,280	Dobson Communications Corp., Class - A (a) (b)	337,415
13,000	NTELOS Holdings Corp. (a)	249,860
55,940	Oplink Communications, Inc. (a)	1,005,242
17,000	SAVVIS, Inc. (a) (b)	813,960
31,700	Time Warner Telecom, Inc., Class - A (a) (b)	658,409

		3,420,608

Tobacco & Tobacco Products (0.10%):
67,730	Alliance One International, Inc. (a)	625,148

Toys (0.06%):
16,560	JAKKS Pacific, Inc. (a) (b)	395,784

Transportation (0.02%):
31,170	Sirva, Inc. (a) (b)	111,277

Transportation & Shipping (0.50%):
30,200	American Commercial Lines, Inc. (a) (b)	949,790
31,760	Celadon Group, Inc. (a) (b)	530,392
13,300	Genesee & Wyoming, Inc., Class - A (a)	353,913
8,800	Greenbrier Cos., Inc. (b)	234,960
13,720	GulfMark Offshore, Inc. (a)	598,878
9,700	Kirby Corp. (a)	339,306
12,000	Werner Enterprises, Inc. (b)	218,040

		3,225,279

Utilities (0.08%):
1,400	Connecticut Water Service, Inc. (b)	33,670
23,940	Duquesne Light Holdings, Inc.	473,773

		507,443

Water Utilities (0.09%):
6,600	American States Water Co.	243,342
8,750	California Water Service Group	335,300

		578,642

Wire & Cable Products (0.05%):
6,000	Belden CDT, Inc. (b)	321,540

		119,675,814

IronBridge Capital Management, LLC (22.83%):
Aerospace/Defense (0.75%):
38,610	Moog, Inc., Class - A (a)	1,608,106
59,063	Orbital Sciences Corp. (a) (b)	1,106,841
23,944	Triumph Group, Inc. (b)	1,325,061
14,220	United Industrial Corp. (b)	784,944

		4,824,952

Auto Parts (0.11%):
35,285	Superior Industries International, Inc. (b)	734,987

Banking & Finance (2.46%):
61,603	Cathay General Bancorp, Inc. (b)	2,093,270
53,432	Community Bank System, Inc. (b)	1,117,797
31,923	Edwards (A.G.), Inc.	2,208,434
49,095	First Midwest Bancorp, Inc. (b)	1,804,241
2,250	Frontier Financial Corp. (b)	56,138
24,100	GATX Corp. (b)	1,151,980

57,727	Jefferies Group, Inc. (b)	1,671,197
53,100	Pacific Capital Bancorp	1,705,572
48,411	PFF Bancorp, Inc. (b)	1,468,306
51,748	United Bankshares, Inc. (b)	1,812,732
14,017	Westamerica Bancorporation (b)	675,199

		15,764,866

Building Products (0.36%):
36,550	Apogee Enterprises, Inc.	732,462
31,680	Universal Forest Products, Inc. (b)	1,569,744

		2,302,206

Business Services (0.74%):
24,433	CRA International, Inc. (a) (b)	1,274,914
43,189	eFunds Corp. (a) (b)	1,151,419
38,554	Polycom, Inc. (a) (b)	1,285,004
157,508	Source Interlink Cos., Inc. (a) (b)	1,056,879

		4,768,216

Chemicals (1.13%):
27,535	FCM Corp.	2,076,965
47,892	Lubrizol Corp.	2,467,875
50,995	Methanex Corp.	1,138,718
90,546	Symyx Technologies, Inc. (a) (b)	1,604,475

		7,288,033

Commercial Services (0.35%):
90,178	Quanta Services, Inc. (a) (b)	2,274,289

Communication Equipment (0.13%):
25,538	ViaSat, Inc. (a) (b)	841,988

Computer Hardware (0.17%):
41,052	Intevac, Inc. (a) (b)	1,082,541

Computer Software & Services (0.73%):
35,350	Manhattan Associates, Inc. (a)	969,651
49,053	MapInfo Corp. (a) (b)	987,437
61,196	Mercury Computer Systems, Inc. (a) (b)	848,789
99,491	Parametric Technology Corp. (a) (b)	1,899,282

		4,705,159

Consumer Products & Services (0.40%):
29,746	Oxford Industries, Inc. (b)	1,470,642
39,450	Pets Coffee and Tea, Inc. (a) (b)	1,089,609

		2,560,251

E-Commerce (0.25%):
58,499	aQuantive, Inc. (a)	1,632,707

Electric Utilities (0.52%):
79,704	Avista Corp.	1,931,228
39,098	Black Hills Corp. (b)	1,437,633

		3,368,861

Electrical & Electronics (1.40%):
165,221	Aeroflex, Inc. (a)	2,172,655
19,104	Analogic Corp. (b)	1,201,260
136,025	Kemet Corp. (a) (b)	1,040,591
26,439	Thomas & Betts Corp. (a)	1,290,752
76,490	Trimble Navigation Ltd. (a) (b)	2,052,992
30,905	Woodward Governor Co.	1,272,359

		9,030,609

Electronic Components & Instruments (0.25%):
45,060	Flir Systems, Inc. (a) (b)	1,607,290

Food Processing (0.16%):
28,247	Corn Products International, Inc. (b)	1,005,311

Footwear (0.37%):
82,538	Wolverine World Wide, Inc.	2,358,111

Golf (0.28%):
112,600	Callaway Golf Co. (b)	1,774,576

Instruments-Controls (0.14%):
24,041	NovAtel, Inc. (a)	890,959

Insurance (0.99%):
32,821	Argonaut Group, Inc. (a)	1,062,088
25,878	FBL Financial Group, Inc., Class - A (b)	1,012,606
35,307	Midland Co. (b)	1,497,723
62,614	Selective Insurance Group, Inc. (b)	1,594,152
29,064	Stewart Information Services Corp. (b)	1,214,585

		6,381,154

Lasers - Systems/Components (0.24%):
26,294	Rofin-Sinar Technologies, Inc. (a) (b)	1,556,079

Machinery & Engineering (0.85%):
43,391	Astec Industries, Inc. (a) (b)	1,746,488
38,310	IDEX Corp.	1,949,213
30,072	Lincoln Electric Holding, Inc.	1,791,088

		5,486,789

Manufacturing (0.29%):
44,248	Kaydon Corp. (b)	1,883,195

Media (0.17%):
28,818	Media General, Inc., Class - A (b)	1,099,695

Medical - Biomedical/Genetic (0.39%):
57,003	Exelixis, Inc. (a) (b)	566,610
33,777	Varian, Inc. (a)	1,967,848

		2,534,458

Medical Products (1.48%):
54,928	ABIOMED, Inc. (a) (b)	750,316
92,375	Cepheid, Inc. (a) (b)	1,097,415
48,096	Foxhollow Technologies, Inc. (a) (b)	1,004,725
12,380	Intuitive Surgical, Inc. (a) (b)	1,505,037
58,224	Owens & Minor, Inc. (b)	2,138,568
29,575	Respironics, Inc. (a)	1,241,854
12,721	Techne Corp. (a)	726,369
47,119	Thoratec Corp. (a) (b)	984,787

		9,449,071

Medical Systems (0.54%):
43,124	Cerner Corp. (a) (b)	2,348,101
38,968	SonoSite, Inc. (a) (b)	1,101,236

		3,449,337

Metals (0.27%):
27,412	Commercial Metals Co. (b)	859,366
9,570	RTI International Metals, Inc. (a)	870,966

		1,730,332

Oil & Gas (0.88%):
36,697	AGL Resources, Inc.	1,567,696
33,760	Cabot Oil & Gas Corp., Class - A	2,272,722
22,191	Unit Corp. (a)	1,122,643
22,398	WD-40 Co. (b)	710,241

		5,673,302

Oil-Field Services (0.57%):
15,740	FMC Technologies, Inc. (a) (b)	1,098,022
29,940	Oceaneering International, Inc. (a)	1,261,073
40,337	Oil States International, Inc. (a) (b)	1,294,415

		3,653,510

Optical Supplies (0.29%):
90,994	Oakley, Inc. (b)	1,832,619

Paper & Related Products (0.23%):
59,346	Longview Fibre Co. (b)	1,461,692

Pharmaceuticals (0.15%):
36,010	Allscripts Healthcare Solution, Inc. (a) (b)	965,428

Plastics Products (0.15%):
34,327	Raven Industries, Inc. (b)	962,872

Real Estate Investment Trust (1.07%):
105,964	Annaly Mortgage Management (b)	1,640,323
44,766	Corporate Office Properties (b)	2,044,911
16,333	First Industrial Realty Trust, Inc. (b)	739,885
43,878	Mid-America Apartment Communities, Inc.	2,468,576

		6,893,695

Restaurants (0.24%):
47,271	California Pizza Kitchen, Inc. (a) (b)	1,554,743

Retail (1.06%):
26,059	Guitar Center, Inc. (a) (b)	1,175,782
51,677	Men’s Wearhouse, Inc.	2,431,403
60,510	Stage Stores, Inc. (b)	1,410,488
34,924	Tractor Supply Co. (a) (b)	1,798,586

		6,816,259

Schools (0.24%):
12,394	Strayer Education, Inc. (b)	1,549,250

Semiconductors (0.88%):
43,057	Cohu, Inc. (b)	809,472
85,615	Cypress Semiconductor Corp. (a) (b)	1,588,158
39,398	Varian Semiconductor Equipment Associates, Inc. (a) (b)	2,103,065
58,277	Veeco Instruments, Inc. (a) (b)	1,136,402

		5,637,097

Storage/Warehousing (0.22%):
53,075	Mobile Mini, Inc. (a) (b)	1,421,349

Superconductor Products and Systems (0.11%):
52,537	American Superconductor Corp. (a) (b)	707,673

Telecommunications Equipment (0.14%):
60,983	Tekelec (a) (b)	909,257

Toys (0.28%):
170,596	Leapfrog Enterprises, Inc. (a) (b)	1,825,377

Transportation & Shipping (0.40%):
24,936	Alexander & Baldwin, Inc. (b)	1,257,772
47,824	OMI Corp. (b)	1,284,552

		2,542,324

		146,792,469

Sterling Johnston Capital Management, Inc. (16.11%):
Advertising (0.16%):
26,300	inVentiv Health, Inc. (a) (b)	1,007,027

Aerospace/Defense (0.43%):
51,250	AAR Corp. (a) (b)	1,412,450
169,350	Taser International, Inc. (a) (b)	1,359,881

		2,772,331

Agriculture (0.47%):
42,850	Andersons, Inc. (b)	1,902,540
35,050	Lindsay Corp. (b)	1,114,240

		3,016,780

Apparel Manufacturers (0.13%):
33,700	Carter’s, Inc. (a) (b)	853,958

Auto Parts (0.10%):
24,450	American Axle & Manufacturing	668,708

	Holdings, Inc. (b)
Auto Related (0.31%):
61,600	Force Protection, Inc. (a) (b)	1,155,616
33,100	Tenneco, Inc. (a) (b)	842,726

		1,998,342

Banking & Finance (0.19%):
27,750	Advanta Corp., Class - B (b)	1,216,560

Business Services (0.16%):
35,550	Forrester Research, Inc. (a) (b)	1,008,198

Chemicals (0.18%):
33,000	Zoltek Cos., Inc. (a) (b)	1,152,690

Commercial Services (0.16%):
69,550	DynCorp International, Inc., Class - A (a) (b)	1,049,510

Communication Equipment (0.30%):
73,050	Arris Group, Inc. (a) (b)	1,028,544
51,250	Switch and Data Facilities Co. (a)	928,650

		1,957,194

Computer Software (1.13%):
108,700	Dendrite International, Inc. (a)	1,702,241
7,900	Echelon Corp. (a)	83,266
135,850	Lawson Software, Inc. (a) (b)	1,099,027
29,850	SPSS, Inc. (a) (b)	1,077,585
47,950	Take-Two Interactive Software, Inc. (a) (b)	965,713
39,450	Transaction Systems Architecture, Inc. (a) (b)	1,277,785
60,650	Zoran Corp. (a)	1,032,263

		7,237,880

Computer Software & Services (0.75%):
33,950	American Reprographics Co. (a) (b)	1,045,321
20,350	Ansoft Corp. (a) (b)	643,874
75,350	Aspen Technology, Inc. (a) (b)	979,550
33,700	Blackboard, Inc. (a) (b)	1,133,330
82,050	Ness Technologies, Inc. (a)	1,048,599

		4,850,674

Consulting Services (0.32%):
20,700	Advisory Board Co. (a) (b)	1,047,834
30,200	FTI Consulting, Inc. (a) (b)	1,014,418

		2,062,252

Consumer Products & Services (0.31%):
20,800	Monroe Muffler Brake, Inc. (b)	730,080
96,400	Smith & Wesson Holding Corp. (a) (b)	1,261,876

		1,991,956

Distribution/Wholesale (0.30%):
26,050	Houston Wire & Cable Co. (a)	729,921
54,400	LKQ Corp. (a) (b)	1,189,184

		1,919,105

E-Commerce (0.33%):
38,850	aQuantive, Inc. (a) (b)	1,084,304
192,500	Move, Inc. (a) (b)	1,066,450

		2,150,754

Educational Software (0.14%):
107,150	SkillSoft PLC - ADR (a) (b)	895,774

Electrical & Electronics (0.14%):
242,750	Applied Micro Circuits Corp. (a) (b)	886,038

Electrical Equipment (0.15%):
27,050	Superior Essex, Inc. (a) (b)	937,824

Electronic Components (0.16%):
116,500	GrafTech International Ltd. (a)	1,057,820

Electronic Equipment (0.12%):
18,000	ITC Holdings Corp. (b)	779,220

Energy (0.59%):
29,200	Energy Conversion Devices, Inc. (a) (b)	1,020,248
136,350	Evergreen Solar, Inc. (a) (b)	1,329,413
78,750	Toreador Resources Corp. (a) (b)	1,429,312

		3,778,973

Entertainment (0.18%):
99,000	Lions Gate Entertainment Corp. (a)	1,130,580

Fertilizers (0.17%):
43,200	UAP Holding Corp.	1,116,720

Financial Services (0.28%):
19,500	Dollar Financial Corp. (a)	493,350
27,250	International Securities Exchange Holdings, Inc.	1,329,800

		1,823,150

Food (0.13%):
70,350	SunOpta, Inc. (a) (b)	837,165

Footwear (0.12%):
10,450	Deckers Outdoor Corp. (a) (b)	742,159

Forest Products & Papers (0.30%):
52,850	Albany International Corp., Class - A (b)	1,899,429

Health Care (0.60%):
23,650	Amedisys, Inc. (a) (b)	766,970
41,050	Eclipsys Corp. (a) (b)	791,034
30,450	PAREXEL International Corp. (a) (b)	1,095,287
38,350	Radiation Therapy Services, Inc. (a) (b)	1,175,043

		3,828,334

Instruments-Controls (0.07%):
32,400	X-Rite, Inc. (b)	419,580

Internet Services (0.21%):
7,350	Cognet Communications Group, Inc. (a) (b)	173,681
128,550	Ixia (a) (b)	1,195,515

		1,369,196

Machinery & Engineering (0.60%):
9,600	Middleby Corp. (a) (b)	1,265,664
9,600	Nacco Industries, Inc. (b)	1,319,135
48,350	Tesco Corp. (a)	1,283,693
1	TurboChef Technologies, Inc. (a) (b)	15

		3,868,507

Manufacturing (0.11%):
21,450	Volcom, Inc. (a) (b)	737,022

Medical - Biomedical/Genetic (0.45%):
117,200	Exelixis, Inc. (a) (b)	1,164,968
18,150	Illumina, Inc. (a) (b)	531,795
35,550	Myriad Genetics, Inc. (a) (b)	1,225,053

		2,921,816

Medical Products (0.29%):
43,200	China Medical Technologies, Inc. (a) (b)	996,624
25,550	Viasys Healthcare, Inc. (a) (b)	868,445

		1,865,069

Metal Processors & Fabrication (0.13%):
11,300	Haynes International, Inc. (a)	824,109

Metals (0.25%):
34,600	Century Aluminum Co. (a) (b)	1,622,048

Oil & Gas (0.73%):
42,250	Berry Petroleum Co., Class - A (b)	1,295,384
488,550	Gastar Exploration Ltd. (a) (b)	1,099,238
88,750	Petrohawk Energy Corp. (a) (b)	1,168,837
384,850	Transmeridian Exploration, Inc. (a) (b)	1,100,671

		4,664,130

Pharmaceuticals (1.24%):
82,300	American Oriental Bioengineering, Inc. (a) (b)	772,797
76,100	Arena Pharmaceuticals, Inc. (a) (b)	826,446
51,000	Aspreva Pharmaceuticals Corp. (a) (b)	1,099,560
81,700	BioMarin Pharmaceutical, Inc. (a) (b)	1,410,141
42,750	HealthExtras, Inc. (a) (b)	1,230,345
77,450	Keryx Biopharmaceuticals, Inc. (a) (b)	814,774

68,550	Ligand Pharmaceuticals, Inc., Class - B (a) (b)	690,984
25,200	Polymedica Corp. (b)	1,066,716

		7,911,763

Real Estate Investment Trust (0.23%):
169,000	Meruelo Maddux Properties, Inc. (a)	1,478,750

Retail (0.77%):
57,100	New York & Co. (a)	901,609
101,150	Retail Ventures, Inc. (a) (b)	2,129,207
18,400	Tween Brands, Inc. (a) (b)	657,248
189,550	Wet Seal, Inc., Class - A (a) (b)	1,241,552

		4,929,616

Rubber & Plastics (0.18%):
63,250	Myers Industries, Inc.	1,181,510

Semiconductors (0.67%):
144,400	Cirrus Logic, Inc. (a) (b)	1,106,103
22,900	Diodes, Inc. (a) (b)	798,064
32,150	Iconix Brand Group, Inc. (a) (b)	655,860
25,450	Mellanox Technologies Ltd. - ADR (a) (b)	370,298
26,300	Semitool, Inc. (a) (b)	341,900
49,650	Smart Modular Technologies (WWH), Inc. - ADR (a)	635,024
13,700	Standard Microsystems Corp. (a)	418,398

		4,325,647

Steel (0.14%):
45,150	Claymont Steel Holdings, Inc. (a)	899,840

Telecommunications Equipment (0.29%):
53,550	C-COR, Inc. (a)	742,203
28,500	Global Crossing Ltd. - ADR (a) (b)	783,750
17,300	NTELOS Holding Corp. (a) (b)	332,506

		1,858,459

Textile/Apparel (0.05%):
10,950	Perry Ellis International, Inc. (a) (b)	350,291

Transportation & Shipping (0.49%):
38,250	Danaos Corp.	1,007,505
34,800	Horizon Lines, Inc., Class - A (b)	1,142,136
73,300	Quintana Maritime Ltd. - ADR (b)	1,009,341

		3,158,982

Utilities (0.18%):
26,900	Ormat Technologies, Inc. (b)	1,128,724

Waste Disposal (0.22%):
217,450	Darling International, Inc. (a) (b)	1,413,425

		103,555,589

Total Common Stocks (Cost $521,416,102)		632,359,426

Repurchase Agreement (0.80%):
Frontier Capital Management Co. (0.80%):
5,128,009	Bankers Trust Co., Repurchase Agreement, dated 3/30/07, due 4/2/07 at 4.40% with a maturity value of $5,129,889.45 (Collateralized by U.S. Treasury Bills, 4.89%, 9/27/07, with a market value of $5,365,000)	5,128,009

Total Repurchase Agreement (Cost $5,128,009)		5,128,009

Securities Held as Collateral for Securities on Loan (56.70%):
364,569,726	State Street Navigator Securities Lending Prime Portfolio	364,569,726

Total Securities Held as Collateral for Securities on Loan (Cost $ 364,569,726)		364,569,726

Time Deposit (0.38%):
IronBridge Capital Management, LLC (0.34%):
2,211,803	Liquidity Management Control System Time Deposit, 4.50%, 4/2/07	2,211,803

Sterling Johnston Capital Management, Inc. (0.04%):
234,450	Liquidity Management Control System Time Deposit, 4.50%, 4/2/07	234,450

Total Time Deposit (Cost $2,446,253)		2,446,253

Warrant (0.09%):
Sterling Johnston Capital Management, Inc. (0.09%):
Telecommunications Equipment (0.09%):
109,350	XO Holdings, Inc., Warrant (b)	560,966

Total Warrant (Cost $483,454)		560,966

Total Investments (Cost $894,043,544) - 156.31%		1,005,064,380
Liabilities in excess of other assets - (56.31)%		(362,088,809)

NET ASSETS - 100.00%		$642,975,571

(a)	Represents non-income producing security.

(b)	All or part of this security has been loaned as of March 31, 2007.

(c)	Escrow Security due to bankruptcy.

ADR – American Depositary Receipt

See notes to financial statements.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio
Portfolio of Investments	March 31, 2007
(Unaudited)

Shares or Principal Amount	Security Description	Value
Common/Preferred Stocks (97.57%):
Artisan Partners LP (32.67%):
Australia (0.79%):
893,858	Publishing & Broadcasting Ltd. (Media)	$14,352,341

Austria (0.37%):
95,780	Wiener Staedtische Versicherung AG (Insurance)	6,793,271

Belgium (0.76%):
103,460	Dexia (Banking)	3,087,204
237,094	Fortis (Diversified Financial Services)	10,824,359
365	Umicore (Chemicals)	64,890

		13,976,453

Brazil (0.05%):
239,967	Vivo Participacoes SA, Preferred - ADR (Wireless Telecommunication Services)	842,284

Canada (0.35%):
266,300	Nortel Networks Corp. (Diversified Telecommunication Services) (a)	6,404,515
China (1.36%):
2,301,000	China Construction Bank (Banking)	1,316,506
1,032,000	China Life Insurance Co., Ltd., Series H (Insurance)	2,965,480
708,800	China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)	2,984,822
363,700	China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	3,307,549
880,800	China Netcom Group Corp. (Telecommunications)	2,299,886
334,000	China Resources Enterprises Ltd. (Conglomerate)	1,115,799
1,237,600	China Resources Land Ltd. (Real Estate)	1,492,210
3,345,400	China Unicom, Ltd. (Telecommunications)	4,821,535
394,700	Denway Motors Ltd. (Automobiles)	172,274
46,000	Tencent Holdings Ltd. (Software)	150,140

		24,908,147

Denmark (0.12%):
215	AP Moller - Maersk A/S, Series B (Shipping)	2,243,720

Finland (0.81%):
507,140	Fortum Oyj (Electric Utilities)	14,787,378

France (4.24%):
66,845	Alstom SA (Electrical Equipment) (a)	8,674,038
218,692	Bouygues SA (Wireless Telecommunication Services)	16,898,410
163,535	Carrefour SA (Food & Staples Retailing)	11,959,263
137,855	Electricite de France (Electric Utilities)	11,556,199

92,078	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	10,214,217
111,378	Technip SA (Energy Equipment & Services)	8,170,328
64,022	Vinci SA (Construction & Engineering)	9,921,370

		77,393,825

Germany (3.76%):
83,992	Allianz SE (Insurance)	17,276,995
34,532	Bayerische Motoren Werke AG (Automobiles)	2,040,085
85,304	DaimlerChrysler AG (Automobiles)	7,033,561
262,363	Deutsche Post AG (Air Freight & Logistics)	7,933,934
43,343	E.ON AG (Electric Utilities)	5,859,963
97,769	Fraport AG (Transportation Infrastructure)	7,166,793
52,519	IVG Immobilien AG (Real Estate Management & Development)	2,507,151
23,670	Linde AG (Manufacturing)	2,549,836
69,242	RWE AG (Multi-Utilities)	7,324,945
78,172	United Internet AG - Reg Shares (Web Portals)	1,520,275
43,336	Wacker Chemie AG (Chemicals) (a)	7,533,599

		68,747,137

Hong Kong (1.88%):
211,500	Bank of East Asia Ltd. (Commercial Banks)	1,230,391
832,900	Hutchison Whampoa Ltd. (Industrial Conglomerates)	8,011,627
1,194,700	MTR Corp., Ltd. (Road & Rail)	2,991,070
1,626,530	NWS Holdings Ltd. (Industrial Conglomerates)	4,372,001
807,600	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	9,344,661
722,186	Swire Pacific Ltd., Class A (Real Estate Management & Development)	8,106,764

		34,056,514

Italy (1.41%):
707,466	Intesa Sanpaolo (Commercial Banks)	5,372,119
301,423	Hera SpA (Utilities - Electric)	1,268,226
221,044	Mediobanca SpA (Capital Markets)	4,921,799
945,206	Telecom Italia SpA (Diversified Telecommunication Services)	2,336,913
1,250,715	UniCredito Italiano SpA (Commercial Banks)	11,902,900

		25,801,957

Japan (4.84%):
251,300	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	6,356,086
400,200	Credit Saison Co., Ltd. (Consumer Finance)	13,179,223
2,233	Japan Tobacco, Inc. (Tobacco)	10,973,578
9,712	Jupiter Telecommunications Co., Ltd. (Media) (a)	8,160,652
10,600	Keyence Corp. (Electrical Equipment & Instruments)	2,392,242
140,300	Kubota Corp. (Manufacturing)	1,230,096
197,800	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	6,497,080
2,292,000	Mitsubishi Heavy Industries Ltd. (Machinery)	14,823,492
180,800	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	5,309,523

441	Mizuho Financial Group, Inc. (Commercial Banks)	2,840,935
904	NTT Data Corp. (IT Services)	4,595,960
46,840	ORIX Corp. (Consumer Finance)	12,204,957

		88,563,824

Luxembourg (0.09%):
13,457	RTL Group (Media)	1,617,709

Mexico (0.36%):
150,800	Grupo Televisa SA - ADR (Media)	4,493,840
481,100	Wal-Mart de Mexico SA de CV (Food & Staples Retailing)	2,054,664

		6,548,504

Netherlands (1.15%):
437,380	ASML Holding NV (Semiconductors & Semiconductor Equipment) (a)	10,802,031
28,800	ASML Holding NV - NY Shares (Semiconductors & Semiconductor Equipment) (a)	712,800
181,956	ING Groep NV (Diversified Financial Services)	7,692,184
61,546	Unilever NV CVA (Food Products)	1,792,115

		20,999,130

Norway (0.49%):
91,000	Renewable Energy Corp. AS (Semiconductors & Semiconductor Equipment) (a)	2,059,433
422,500	Seadrill Ltd. (Energy Equipment & Services) (a)	6,953,932

		9,013,365

Portugal (0.03%):
259,013	Sonae, S.G.P.S., SA (Retail)	584,679

Russia (0.58%):
55,432	Lukoil - ADR (Oil, Gas & Consumable Fuels)	4,789,324
16,650	NovaTek OAO - GDR (Oil, Gas Consumable Fuels)	965,700
30,591	RAO Unified Energy System - GDR (Electric Utilities)	4,145,081
20,271	TMK OAO - GDR (Insurance) (a)	668,943

		10,569,048

Singapore (0.40%):
661,700	Singapore Airlines Ltd. (Airlines)	7,243,139

South Africa (0.09%):
118,054	MTN Group Ltd. (Telecommunications)	1,605,124

South Korea (0.89%):
72,245	Hana Financial Group, Inc. (Commercial Banks)	3,740,916
66,753	Kookmin Bank (Commercial Banks)	5,990,381
18,780	NHN Corp. (Web Portals) (a)	2,755,598
65,974	Shinhan Financial Group Co., Ltd. (Commercial Banks)	3,787,981

		16,274,876

Spain (0.84%):
7,410	Bolsas Y Mercados Espanoles (Financial Services)	363,141
209,900	Gamesa Corporacion Tecnologica SA (Electrical Equipment)	7,597,860
117,659	Industria de Diseno Textil SA (Specialty Retail)	7,312,532

		15,273,533

Switzerland (4.32%):
119,924	Adecco SA (Commercial Services & Supplies)	7,616,181
42,496	Nestle SA (Food Products)	16,555,179

132,744	Novartis AG (Pharmaceuticals)	7,237,477
59,887	Roche Holding AG (Pharmaceuticals)	10,599,033
9,707	Roche Holding AG (Pharmaceuticals)	1,883,388
147,278	Swiss Re (Insurance)	13,457,242
365,067	UBS AG (Capital Markets) (a)	21,697,264

		79,045,764

Taiwan (0.09%):
156,183	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Semiconductors & Semiconductor Equipment)	1,678,967

United Kingdom (2.84%):
427,680	Barclays PLC (Commercial Banks)	6,067,278
264,229	British Sky Broadcasting Group PLC (Television)	2,932,238
517,310	Cadbury Schweppes PLC (Food Products)	6,636,486
63,031	Carnival PLC (Hotels, Restaurants & Leisure)	3,037,265
1,192,407	Kingfisher PLC (Specialty Retail)	6,528,289
686,106	Lloyds TSB Group PLC (Commercial Banks)	7,559,950
489,015	National Grid PLC (Utilities - Electric)	7,673,485
139,128	Vodafone Group PLC (Wireless Telecommunication Services)	370,931
1,831,805	William Morrison Supermarkets PLC (Food & Staples Retailing)	11,128,226

		51,934,148

		596,977,406

Capital Guardian Trust Co. (58.31%):
Australia (1.82%):
296,800	Amcor Ltd. (Containers & Packaging)	1,812,611
20	BHP Billiton Ltd. (Metals & Mining)	484
195,435	Brambles Ltd. (Commercial Services & Supplies) (a)	2,151,563
478,639	Foster’s Group Ltd. (Beverages)	2,652,115
488,469	Insurance Australia Group Ltd. (Insurance)	2,315,412
55,091	Macquarie Bank Ltd. (Capital Markets)	3,687,588
60,764	News Corp. (Media) (a)	1,403,777
131,424	QBE Insurance Group Ltd. (Insurance)	3,352,973
337,085	Rinker Group Ltd. (Construction Materials)	4,921,646
555,553	Telstra Corp., Ltd. (Diversified Telecommunication Services)	2,094,137
142,500	Toll Holdings Ltd. (Road & Rail)	2,362,993
292,216	Woolworths Ltd. (Food & Staples Retailing)	6,426,979

		33,182,278

Austria (0.38%):
31,800	OMV AG (Oil & Gas)	2,002,711
22,100	Raiffeisen International Bank Holding AG (Commercial Banks)	3,110,714
75,300	Telekom Austria AG (Diversified Telecommunications Services)	1,881,821

		6,995,246

Belgium (0.12%):
37,894	UCB SA (Pharmaceuticals)	2,205,300

Canada (3.93%):
46,400	Abitibi-Consolidated, Inc. (Paper & Forest Products)	129,447

224,500	Alcan, Inc. (Metals & Mining)	11,705,432
260,600	Barrick Gold Corp. (Metals & Mining)	7,440,130
253,500	Cameco Corp. (Oil, Gas & Consumable Fuels)	10,388,624
25,800	Canadian Imperial Bank of Commerce (Commercial Banks)	2,239,562
181,300	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	10,013,754
36,800	EnCana Corp. (Oil, Gas & Consumable Fuels)	1,862,000
54,300	Finning International, Inc. (Trading Companies & Distributors)	2,505,647
53,800	Manulife Financial Corp. (Insurance)	1,850,511
74,800	Methanex Corp. (Chemicals)	1,667,479
73,100	Potash Corp. of Saskatchewan, Inc. (Chemicals)	11,659,773
49,400	Rogers Communications, Inc., Class B (Wireless Telecommunications Services)	1,617,420
45,000	Royal Bank of Canada (Commercial Banks)	2,241,813
59,300	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4,513,520
32,200	Toronto-Dominion Bank (Commercial Banks)	1,936,687

		71,771,799

Denmark (0.32%):
53,800	Novo Nordisk A/S (Pharmaceuticals)	4,910,291
9,600	Volkswagen AG (Automobiles)	984,786

		5,895,077

Finland (0.64%):
48,300	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	1,664,472
85,700	Nokia Oyj (Communications Equipment)	1,972,312
120,600	Stora Enso Oyj (Paper & Forest Products)	2,094,114
234,600	UPM-Kymmene Oyj (Paper & Forest Products)	5,975,692

		11,706,590

France (7.08%):
43,600	Accor SA (Hotels, Restaurants & Leisure)	4,166,247
18,967	Air Liquide SA (Chemicals)	4,623,502
62,000	Axa (Insurance)	2,628,501
87,320	BNP Paribas (Commercial Banks)	9,119,573
248,474	Bouygues SA (Wireless Telecommunication Services)	19,199,675
50,600	Carrefour SA (Food & Staples Retailing)	3,700,362
32,900	Dassault Systems SA (Software)	1,768,770
14,000	Essilor International SA (Health Care Equipment & Supplies)	1,608,185
35,360	Groupe Danone (Food Products)	5,776,281
45,300	L’Oreal SA (Personal Products)	4,945,262
46,500	Lafarge SA (Construction Materials)	7,309,743
55,940	PagesJaunes SA (Media)	1,220,911
44,200	PSA Peugeot Citroen (Automobiles)	3,114,846
5,500	Renault SA (Automobiles)	643,174
284,200	Sanofi-Aventis (Pharmaceuticals)	24,712,383
67,700	Schneider Electric SA (Electrical Equipment)	8,593,280
27,475	Societe Generale (Commercial Banks)	4,747,674

46,300	Thales SA (Aerospace & Defense)	2,687,697
155,440	Total SA (Oil, Gas & Consumable Fuels)	10,889,748
75,600	Veolia Environnement (Multi Utilities)	5,620,495
58,200	Vivendi SA (Media)	2,364,786

		129,441,095

Germany (3.21%):
35,700	Allianz AG (Insurance)	7,343,422
51,500	Bayer AG (Chemicals)	3,287,410
28,200	Bayerische Motoren Werke AG (Automobiles)	1,666,002
89,600	Commerzbank AG (Commercial Banks)	3,967,355
17,100	Continental AG (Auto Components)	2,209,590
125,600	DaimlerChrysler AG (Automobiles)	10,356,082
15,900	Deutsche Bank AG (Capital Markets)	2,139,907
96,500	Deutsche Post AG (Air Freight & Logistics)	2,918,188
31,400	Metro AG (Retail)	2,225,392
107,300	SAP AG (Software)	4,788,349
34,400	SAP AG - ADR (Software)	1,535,960
112,600	Siemens AG (Industrial Conglomerates)	12,033,508
27,500	Volkswagen AG (Automobiles)	4,136,001

		58,607,166

Greece (0.10%):
48,200	OPAP SA (Hotels, Restaurants & Leisure)	1,849,018

Hong Kong (1.38%):
806,600	Bank of East Asia Ltd. (Commercial Banks)	4,692,356
1,301,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	3,638,544
670,000	Hong Kong & China Gas Co., Ltd. (Utilities - Natural Gas)	1,497,331
534,000	Johnson Electric Holdings Ltd. (Electrical Equipment)	354,738
1,184,200	Li & Fung Ltd. (Distributors)	3,721,135
208,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,406,748
790,500	Swire Pacific Ltd. (Real Estate Management & Development)	8,873,609

		25,184,461

India (0.04%):
16,200	Infosys Technologies Ltd. - ADR (Applications Software)	814,050

Ireland (0.47%):
147,300	CRH PLC (Construction Materials)	6,295,964
126,400	Depfa Bank PLC (Commercial Banks)	2,262,359

		8,558,323

Israel (0.09%):
44,000	Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)	1,646,920

Italy (0.40%):
694,639	Banca Intesa SpA (Commercial Banks)	5,274,717
65,000	ENI SpA (Oil, Gas & Consumable Fuels)	2,114,951

		7,389,668

Japan (15.49%):
239,000	AEON Co., Ltd. (Food & Staples Retailing)	4,767,017
252,000	Bank of Yokohama Ltd. (Commercial Banks)	1,880,054

86,800	Canon, Inc. (Office Electronics)	4,663,419
137,000	Daiwa House Industries Co., Ltd. (Household Durables)	2,247,674
252	East Japan Railway Co. (Transportation)	1,963,470
86,500	Fanuc Ltd. (Machinery)	8,053,853
360,000	Hankyu Hashin Holdings, Inc. (Industrial Conglomerates)	2,178,577
17,900	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	2,152,801
102,300	Hoya Corp. (Electronic Equipment & Instruments)	3,394,950
33,100	IBIDEN Co., Ltd. (Electrical & Electronics)	1,716,525
21,600	Idemitsu Kosan Co., Ltd. (Oil Gas & Consumable Fuels)	2,518,961
603	INPEX Holdings, Inc. (Oil Gas & Consumable Fuels)	5,220,336
78,700	IS Group Corp. (Manufacturing-Diversified)	1,706,658
579	Japan Tobacco, Inc. (Tobacco)	2,845,366
81,000	Kao Corp. (Household Products)	2,371,838
8,600	Keyence Corp. (Electronic Equipment & Instruments)	1,940,876
65,500	Millea Holdings, Inc. (Insurance)	2,423,867
368,800	Mitsubishi Corp. (Trading Companies & Distributors)	8,561,093
324,000	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	10,642,336
261,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,688,016
671	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	7,574,520
136,000	Mitsui & Co., Ltd. (Trading Companies & Distributors)	2,539,467
227,000	Mitsui O.S.K. Lines Ltd. (Marine Cargo Handling)	2,520,081
1,384	Mizuho Financial Group, Inc. (Commercial Banks)	8,915,770
36,800	Murata Manufacturing Co., Ltd. (Electronic Equipment & Instruments)	2,686,131
167,000	NGK SPARK PLUG Co., Ltd. (Auto Components)	3,125,403
92,000	Nikon Corp. (Leisure Equipment & Products)	1,940,418
27,200	Nintendo Co., Ltd. (Software)	7,906,977
274,500	Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments)	4,811,089
386	Nippon Telegraph & Telephone Corp. (NTT) (Diversified Telecommunications Services)	2,041,063
716,100	Nissan Motor Co., Ltd. (Automobiles)	7,676,407
47,400	Nitto Denko Corp. (Chemicals)	2,224,767
108,000	Nomura Holdings, Inc. (Capital Markets)	2,250,382
1,614	NTT Urban Development Corp. (Real Estate Management & Development)	3,780,886
7,500	ORIX Corp. (Consumer Finance)	1,954,252
26,900	Rohm Co. (Semiconductors & Semiconductor Equipment)	2,440,681
18,800	Shimamura Co., Ltd. (Specialty Retail)	2,067,968

72,600	Shin-Etsu Chemical Co., Ltd. (Chemicals)	4,430,436
42,000	SMC Corp. (Machinery)	5,635,885
967,400	Softbank Corp. (Wireless Telecommunication Services)	24,878,815
139,200	Sompo Japan Insurance, Inc. (Insurance)	1,735,570
29,100	SONY Corp. (Household Durables)	1,479,452
223,000	Sumitomo Chemical Co., Ltd. (Chemicals)	1,684,519
439,100	Sumitomo Corp. (Trading Companies & Distributors)	7,900,968
506,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	2,615,464
2,893	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	26,273,214
157,000	Sumitomo Realty & Development Co., Ltd. (Real Estate Management & Development)	5,956,459
424,700	Suzuki Motor Corp. (Automobiles)	11,030,233
55,300	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	3,628,153
167,000	Tokuyama Corp. (Chemicals)	2,919,878
106,300	Tokyo Electric Power Co., Inc. (Electric Utilities)	3,635,962
47,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,322,017
737,000	Tokyo Gas Co., Ltd. (Gas Utilities)	4,109,735
467,000	Tokyu Corp. (Road & Rail)	3,638,652
1,116,000	Toshiba Corp. (Computers & Peripherals)	7,454,524
99,500	Trend Micro, Inc. (Software)	2,719,318
70,000	Ushio, Inc. (Electrical Equipment)	1,351,638
15,618	Yahoo Japan Corp. (Internet Software & Services)	5,388,488
72,750	Yamada Denki Co., Ltd. (Specialty Retail)	6,779,791
303,500	Yamato Holdings Co., Ltd. (Air Freight & Logistics)	4,894,330

		282,857,450

Luxembourg (0.15%):
142,800	SES Global - FDR (Media)	2,708,483

Mexico (0.82%):
262,000	America Movil SA de CV, Series L - ADR (Wireless Telecommunications Services)	12,520,980
76,000	Telefonos de Mexico SA de CV - ADR (Telecommunications Services)	2,538,400

		15,059,380

Netherlands (3.77%):
266,309	ABN AMRO Holding NV (Commercial Banks)	11,460,959
159,558	Aegon NV (Insurance)	3,179,779
16,000	Akzo Nobel NV (Chemicals)	1,214,955
128,600	Fortis AG (Diversified Financial Services)	5,871,142
51,000	Heineken Holding NV, Class A (Beverages)	2,257,523
43,358	Heineken NV (Beverages)	2,267,887
394,238	ING Groep NV (Diversified Financial Services)	16,666,400
400,000	Koninklijke KPN NV (Diversified Telecommunications Services)	6,229,714
31,648	Koninklijke Numico NV (Food Products)	1,632,133
92,500	Reed Elsevier NV (Media)	1,635,834
416,857	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	13,864,238

87,300	Unilever NV (Food Products)	2,542,028

		68,822,592

Norway (0.33%):
154,900	DNB NOR ASA (Commercial Banks)	2,187,471
220,400	Telenor ASA (Diversified Telecommunication Services)	3,917,771

		6,105,242

Singapore (0.52%):
161,000	DBS Group Holdings Ltd. (Commercial Banks)	2,271,942
2,077,650	Singapore Telecommunications Ltd. (Diversified Telecommunications Services)	4,493,698
203,360	United Overseas Bank Ltd. (Commercial Banks)	2,816,063

		9,581,703

South Africa (0.41%):
144,000	ABSA Group Ltd. (Commercial Banks)	2,773,061
141,400	Sasol Ltd. (Oil, Gas & Consumable Fuels)	4,724,394

		7,497,455

South Korea (0.48%):
27,100	Kookmin Bank (Commercial Banks)	2,431,940
5,950	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	3,561,776
4,770	Samsung Electronics Co., Ltd., - GDR (Semiconductors & Semiconductor Equipment)	1,452,465
23,480	Shinhan Financial Group Co., Ltd. (Commercial Banks)	1,348,134

		8,794,315

Spain (2.25%):
104,300	Altadis SA (Tobacco)	6,696,810
433,000	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	10,630,238
553,200	Banco Santander Central Hispano SA (Commercial Banks)	9,871,842
22,200	Grupo Ferrovial SA (Construction & Engineering)	2,246,183
31,200	Iberdrola SA (Electric Utilities)	1,474,839
35,900	Industria de Diseno Textil SA (Specialty Retail)	2,231,193
166,400	Repsol YPF SA (Oil, Gas & Consumable Fuels)	5,609,863
108,074	Telefonica SA (Diversified Telecommunications Services)	2,381,852

		41,142,820

Sweden (0.94%):
84,800	Assa Abloy AB, Class B (Building Products)	1,949,774
202,800	AstraZeneca PLC (Pharmaceuticals)	10,909,162
59,800	Atlas Copco AB, A Shares (Machinery)	1,987,479
264,400	TeliaSonera AB (Diversified Telecommunication Services)	2,282,086

		17,128,501

Switzerland (5.10%):
93,630	Credit Suisse Group (Capital Markets)	6,720,889
111,320	Holcim Ltd., Class B (Construction Materials)	11,152,160

33,349	Nestle SA (Food Products)	12,991,780
294,030	Novartis AG (Pharmaceuticals)	16,031,123
22,121	Petroplus Holdings AG (Oil Gas & Consumable Fuels) (a)	1,575,129
266,651	Richemont AG INH A Units (Textiles, Apparel & Luxury Goods)	14,915,159
51,756	Roche Holding AG (Pharmaceuticals)	9,159,977
146,186	Swiss Re (Insurance)	13,357,463
14,562	Swisscom AG (Diversified Telecommunications Services)	5,265,359
2,727	Synthes, Inc. (Health Care Equipment & Supplies)	336,722
28,750	UBS AG (Capital Markets) (a)	1,708,717

		93,214,478

Taiwan (0.44%):
749,759	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Semiconductors & Semiconductor Equipment)	8,059,909

United Kingdom (7.63%):
41,800	Anglo American PLC (Metals & Mining)	2,201,732
519,300	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	1,369,187
36,951	AstraZeneca PLC (Pharmaceuticals)	1,987,762
1,308,900	BAE Systems PLC (Aerospace & Defense)	11,846,880
173,100	Barclays PLC (Commercial Banks)	2,455,681
198,388	Billiton PLC (Metals & Mining)	4,422,675
166,891	Brambles Ltd. (Commercial Services & Supplies) (a)	1,822,492
163,595	Cadbury Schweppes PLC (Food Products)	2,098,734
41,700	Carnival PLC (Hotels, Restaurants & Leisure)	2,009,391
176,600	Daily Mail & General Trust (Media)	2,821,541
524,200	HBOS PLC (Commercial Banks)	10,798,997
170,500	HSBC Holdings PLC (Commercial Banks)	2,984,077
431,900	Kingfisher PLC (Specialty Retail)	2,364,602
460,100	Lloyds TSB Group PLC (Commercial Banks)	5,069,673
328,000	National Grid Group PLC (Utilities - Electric)	5,146,882
673,100	Reed Elsevier PLC (Media)	8,045,732
192,900	Reuters Group PLC (Multimedia)	1,768,715
62,600	Rio Tinto PLC (Metals & Mining)	3,574,468
554,800	Royal Bank of Scotland Group PLC (Commercial Banks)	21,657,975
95,266	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	3,169,722
257,600	SABMiller PLC (Beverages)	5,651,457
200,400	Scottish & Southern Energy (Electric Utilities)	6,076,312
255,900	Standard Chartered PLC (Commercial Banks)	7,371,418
400,200	Tesco PLC (Food & Staples Retailing)	3,498,197
3,939,926	Vodafone Group PLC (Wireless Telecommunication Services)	10,504,299
99,333	Xstrata PLC (Metals & Mining)	5,105,126
294,000	Yell Group PLC (Media)	3,459,300

		139,283,027

		1,065,502,346

Causeway Capital (6.59%):
Canada (0.05%):
23,920	Manulife Financial Corp. (Insurance)	822,755

Finland (0.03%):
32,978	Stora Enso Oyj, R Shares (Paper Products)	572,634

France (1.43%):
22,260	Accor SA (Hotels, Restaurants & Leisure)	2,127,079
4,440	Air Liquide SA (Chemicals)	1,082,319
95,072	Axa (Insurance)	4,030,595
17,799	BNP Paribas (Commercial Banks)	1,858,902
18,767	Electricite de France (Electric Utilities)	1,573,212
101,353	France Telecom SA (Diversified Telecommunication Services)	2,676,411
50,003	Publicis Groupe (Media)	2,415,094
33,747	Sanofi-Aventis (Pharmaceuticals)	2,934,443
52,128	Technip SA (Energy Equipment & Services)	3,823,941
26,959	Total SA (Oil Gas & Consumable Fuels)	1,888,682
10,500	Vinci SA (Construction & Engineering)	1,627,166

		26,037,844

Germany (0.77%):
36,798	Bayer AG (Chemicals)	2,348,934
25,497	Bayerische Motoren Werke AG (Automobiles)	1,506,314
22,994	Commerzbank AG (Commercial Banks)	1,018,140
97,012	Deutsche Post AG (Air Freight & Logistics)	2,933,671
20,346	E.ON AG (Electric Utilities)	2,750,774
32,591	Siemens AG (Industrial Conglomerates)	3,482,985

		14,040,818

Hong Kong (0.22%):
2,142,000	CNOOC Ltd. (Oil & Gas)	1,878,057
138,000	Henderson Land Development Co., Ltd. (Real Estate Management & Development)	806,341
1,054,057	PetroChina Co., Ltd. (Oil Gas & Consumable Fuels)	1,250,670

		3,935,068

Ireland (0.32%):
82,597	Allied Irish Banks PLC (Commercial Banks)	2,443,698
81,548	CRH PLC (Construction Materials)	3,483,384

		5,927,082

Japan (0.38%):
7,700	Astellas Pharma, Inc. (Pharmaceuticals)	331,998
77,300	Honda Motor Co., Ltd. (Automobiles)	2,696,512
194	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	2,189,951
7,500	Sankyo Co., Ltd. (Leisure Equipment & Products)	329,740
49,300	Yamaha Motor Co., Ltd. (Automobiles)	1,380,835

		6,929,036

Netherlands (0.45%):
43,675	ABN AMRO Holding NV (Commercial Banks)	1,879,611
77,556	ING Groep NV (Insurance)	3,278,677

46,175	Koninklijke (Royal) Philips Electronics NV (Electronic Equipment & Instruments)	1,763,318
30,047	TNT NV (Air Freight & Logistics)	1,377,795

		8,299,401

Norway (0.05%):
51,400	Telenor ASA (Diversified Telecommunication Services)	913,673

South Korea (0.24%):
4,878	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,920,057
26,365	Shinhan Financial Group Ltd. (Commercial Banks)	1,513,780

		4,433,837

Spain (0.18%):
151,949	Telefonica SA (Diversified Telecommunication Services)	3,348,817

Sweden (0.14%):
694,000	Ericsson LM, B Shares (Telecommunications)	2,555,089

Switzerland (0.49%):
38,510	Credit Suisse Group (Capital Markets)	2,764,300
30,359	Novartis AG (Pharmaceuticals)	1,655,235
12,543	Syngenta AG (Chemicals)	2,400,599
7,237	Zurich Financial Services AG (Insurance)	2,089,544

		8,909,678

United Kingdom (1.84%):
239,727	BAE Systems PLC (Aerospace & Defense)	2,169,774
185,990	BP PLC (Oil Gas & Consumable Fuels)	2,020,079
140,297	British American Tobacco PLC (Tobacco)	4,386,439
319,160	Compass Group PLC (Food & Staples Retailing)	2,135,144
88,346	GlaxoSmithKline PLC (Pharmaceuticals)	2,428,416
115,781	HBOS PLC (Commercial Banks)	2,385,194
143,600	HSBC Holdings PLC (Commercial Banks)	2,496,049
494,736	Kingfisher PLC (Specialty Retail)	2,708,622
45,113	Rio Tinto PLC (Metals & Mining)	2,575,958
76,226	Royal Bank of Scotland Group PLC (Commercial Banks)	2,975,668
59,773	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	1,988,787
116,043	Unilever PLC (Food Products)	3,495,697
695,675	Vodafone Group PLC (Wireless Telecommunication Services)	1,854,750

		33,620,577

		120,346,309

Total Common/Preferred Stocks		1,782,826,061

Time Deposit (2.10%):
Artisan Partners LP (0.27%):
4,950,670	Liquidity Management Control System Time Deposit, 4.50%, 4/2/07	4,950,670

Capital Guardian Trust Co. (1.64%):
29,911,430	Liquidity Management Control System Time Deposit, 4.50%, 4/2/07	29,911,429

Causeway Capital (0.19%):
3,480,823	Liquidity Management Control System Time Deposit, 4.50%, 4/2/07	3,480,823

Total Time Deposit		38,342,922

Total Investments (Cost $1,337,537,853) - 99.67%		1,821,168,983
Other assets in excess of liabilities - 0.33%		6,048,027

Net Assets - 100.00%		$1,827,217,010

(a)	Represents non-income producing security.

ADR – American Depositary Receipt

FDR – Fiduciary Depositary Receipt

GDR – Global Depositary Receipt

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio
Portfolio of Investments	March 31, 2007
(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations - 31.24%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A31 (a)	5.42%	1/25/36	$590,000	$588,439
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3	4.88	11/10/42	1,770,000	1,758,153
Banc of America Funding Corp., Series 2006-E, Class 2A1 (a)	5.86	6/20/36	1,180,254	1,189,362
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	3,142,698	3,086,549
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1 (a)	5.83	10/25/36	1,015,381	1,022,140
Chase Mortgage Finance Corp, Series 2005-A1, Class 3A1 (a)	5.27	12/25/35	2,118,469	2,109,416
CitiCorp Mortgage Securities, Inc., Series 2003-5, Class 1A1	5.50	4/25/33	496,618	493,985
CitiCorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	899,560	898,912
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	670,517	683,927
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	514,815	509,186
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	1,506,690	1,482,798
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR4, Class 1A1A (a)	6.00	2/25/37	1,254,776	1,260,622
Citigroup Mortgage Loan Trust, Inc., Series 2006-19CB, Class A15 (a)	6.00	8/25/36	757,255	763,938
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.32	12/11/49	1,320,000	1,326,510
CitiMortgage Alternative Loan Trust, Series 2006-A2, Class A1	6.00	5/25/36	1,110,671	1,123,374
Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	156,501	155,935
Countrywide Alternative Loan Trust, Series 2006-25CB, Class A8	6.00	10/25/36	1,139,704	1,154,130
Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	942,279	928,378
Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	1,813,919	1,806,586
Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,522,058	1,521,345
Countrywide Home Loans, Series 2006-HYB1, Class 2A1 (a)	5.37	3/20/36	1,040,798	1,038,135
Countrywide Home Loans, Series 2006-HYB1, Class 2A2C (a)	5.25	3/20/36	1,345,000	1,344,757
Credit Suisse Mortgage Capital Certificate, Series 2006-9, Class 3A1	6.00	11/25/36	1,059,302	1,073,224
Credit Suisse Mortgage Capital Certificate, Series 2006-C5, Class AAB	5.31	12/15/39	1,210,000	1,208,959
CS First Boston Mortgage Securities Corp., Series 1997-C2, Class A3	6.55	1/17/35	765,740	769,232

CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2	6.30	11/15/30	1,037,616	1,050,807
CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	791,552	788,307
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A2	6.54	6/15/31	802,551	806,346
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)	5.05	6/26/35	1,310,000	1,307,297
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B	6.41	2/18/31	999,163	1,003,195
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (a)	5.52	1/25/37	1,709,131	1,708,875
First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1 (a)	5.87	5/25/37	2,000,000	2,015,625
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class C	6.91	4/15/29	771,000	774,616
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 (a)	6.04	3/25/37	2,203,772	2,225,791
Indymac Inda Mortgage Loan Trust, Series 2005-AR2, Class 2A1 (a)	5.00	1/25/36	1,152,061	1,139,982
Indymac Inda Mortgage Loan Trust, Series 2006-AR3, Class 1A1 (a)	5.39	12/25/36	1,200,752	1,196,906
JP Morgan Chase Commercial Mortgage, Series 2005-LDP4, Class A3A1	4.87	10/15/42	1,820,000	1,797,911
JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7 (a)	4.95	11/25/35	1,915,000	1,895,936
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L (a)	5.58	10/25/36	700,000	703,128
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A1R	5.48	1/25/37	1,740,014	1,739,286
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	3.81	12/21/34	1,270,158	1,230,510
Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	56,886	57,429
Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	281,328	291,009
Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	561,068	560,591
Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	152,068	153,874
Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	883,364	866,111
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2 (a)	4.57	6/25/35	170,000	167,147
Nationslink Funding Corp., Series 1998-2, Class A2	6.48	8/20/30	1,620,950	1,635,843
Nationslink Funding Corp., Series 1998-2, Class E	7.11	8/20/30	1,271,000	1,307,986
New York City Mortgage Loan Trust, Series 1996, Class A3 *	6.75	9/25/19	146,976	146,976
Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	620,191	617,592
Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	184,180	181,158
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A1	5.75	12/25/21	1,948,917	1,958,814
Residential Funding Management, Section I, Series 2007-SA1, Class 2A2 (a)	5.65	2/25/37	1,803,788	1,808,083
Sequia Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.83	4/20/47	1,910,000	1,919,252

Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	1,400,000	1,389,680
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5	5.34	12/15/43	1,320,000	1,326,537
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 (a)	5.65	12/25/36	1,506,495	1,510,548
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1 (a)	5.58	4/25/37	1,980,000	1,980,696
Washington Mutual, Series 2005-AR16, Class 1A3 (a)	5.11	12/25/35	1,305,000	1,297,963
Washington Mutual, Series 2006-AR12, Class 1A2 (a)	5.83	10/25/36	1,145,000	1,160,713
Washington Mutual, Series 2006-AR18, Class 1A1 (a)	5.36	1/25/37	1,731,112	1,724,533
Washington Mutual, Series 2006-AR8, Class 1A4 (a)	5.92	8/25/46	972,824	980,989
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	1,320,000	1,304,433
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A4 (a)	5.00	10/25/35	656,605	652,813
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1	5.50	3/25/36	1,712,568	1,712,569
Wells Fargo Mortgage Backed Securities Trust, Series 2006-6, Class 1A3	5.75	5/25/36	1,208,162	1,214,485
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 (a)	5.61	7/25/36	2,479,169	2,484,063
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6 (a)	5.53	8/25/36	1,831,000	1,851,023

Total Collateralized Mortgage Obligations (Cost $82,942,420)				82,945,420

U.S. Government Agency Mortgages - 20.04%
Fannie Mae, Pool #255321	5.50	7/1/24	2,366,781	2,358,763
Fannie Mae, Pool #255493	5.50	11/1/24	782,813	780,160
Fannie Mae, Pool #255550	5.50	12/1/24	511,665	509,931
Fannie Mae, Pool #256116	6.00	2/1/26	1,139,992	1,153,102
Fannie Mae, Pool #380433	6.49	8/1/08	1,437,143	1,445,895
Fannie Mae, Pool #555591	5.50	7/1/33	1,833,708	1,814,436
Fannie Mae, Pool #560912	9.50	10/1/30	698	766
Fannie Mae, Pool #564235	9.00	11/1/30	9,828	10,720
Fannie Mae, Pool #725231	5.00	2/1/34	400,793	388,248
Fannie Mae, Pool #725419	4.50	10/1/33	1,564,572	1,470,388
Fannie Mae, Pool #725424	5.50	4/1/34	1,238,450	1,225,433
Fannie Mae, Pool #725456	5.00	5/1/34	306,041	296,214
Fannie Mae, Pool #727437	6.00	3/1/25	769,849	782,328
Fannie Mae, Pool #728720	5.00	7/1/33	1,190,669	1,153,402
Fannie Mae, Pool #741897	5.00	10/1/33	406,783	394,051
Fannie Mae, Pool #744131	6.50	12/1/24	783,427	799,186
Fannie Mae, Pool #747631	6.50	11/1/33	20,996	21,560
Fannie Mae, Pool #872852	6.50	6/1/36	328,012	334,613
Fannie Mae, Pool #872891	6.50	6/1/36	881,005	898,736
Fannie Mae, Pool #888013	4.50	6/1/19	1,711,673	1,661,640
Fannie Mae, Pool #888105	5.00	8/1/20	1,259,495	1,245,964
Fannie Mae, Pool #892916	6.50	8/1/36	1,073,113	1,094,710
Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	30,535	30,529
Fannie Mae, Series 1998-M1, Class A2	6.25	1/25/08	153,363	153,438
Fannie Mae, Series 1998-M6, Class A2	6.32	8/15/08	188,678	190,297
Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	675,083	686,853
Fannie Mae, Series 2002-11, Class QC	5.50	3/25/17	55,000	55,425
Fannie Mae, Series 2002-56, Class VD	6.00	4/25/20	20,372	20,320
Fannie Mae, Series 2004-W10, Class A23	5.00	8/25/34	1,685,000	1,674,671

Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,276,000	2,192,186
Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,150,000	1,107,223
Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	455,000	438,053
Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	555,000	534,486
Fannie Mae, TBA	5.50	4/15/37	1,255,000	1,241,672
Freddie Mac, Gold Pool #A15401	6.50	11/1/33	46,356	47,586
Freddie Mac, Series 1977, Class E	7.00	7/15/12	28,878	29,266
Freddie Mac, Series 2278, Class H	6.50	1/15/31	38,678	39,535
Freddie Mac, Series 2378, Class PE	5.50	11/15/16	1,184,756	1,194,888
Freddie Mac, Series 2390, Class CH	5.50	12/15/16	35,000	35,179
Freddie Mac, Series 2497, Class BM	5.00	2/15/22	7,440	7,386
Freddie Mac, Series 2512, Class PE	5.50	2/15/22	1,565,000	1,582,860
Freddie Mac, Series 2533, Class PE	5.50	12/15/21	495,000	500,158
Freddie Mac, Series 2640, Class BG	5.00	2/15/32	155,000	150,685
Freddie Mac, Series 2721, Class PE	5.00	1/15/23	1,326,000	1,285,667
Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,192,000	1,157,697
Freddie Mac, Series 2783, Class PD	5.00	1/15/33	950,000	919,907
Freddie Mac, Series 2836, Class YD	5.00	2/15/33	1,065,000	1,031,028
Freddie Mac, Series 2844, Class PD	5.00	12/15/32	2,080,000	2,013,541
Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,700,000	1,646,521
Freddie Mac, Series 2869, Class BG	5.00	7/15/33	250,000	241,870
Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,186,000	1,145,326
Freddie Mac, Series 2921, Class NE	5.00	9/15/33	1,700,000	1,641,637
Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,215,000	2,138,180
Freddie Mac, Series 2950, Class ND	5.00	6/15/33	1,845,000	1,778,873
Freddie Mac, Series 3145, Class LN	4.50	10/15/34	1,215,000	1,180,458
Freddie Mac, Series 3197, Class AB	5.50	8/15/13	775,940	776,927
Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,808,707	1,783,556
Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,341,832	1,375,038
Government National Mortgage Association, Series 2004-11, Class QE	5.00	12/16/32	1,425,000	1,363,837

Total U.S. Government Agency Mortgages (Cost $53,835,359)				53,233,005

U.S. Treasury Notes - 19.74%
U.S. Treasury Note (b)	3.38	2/15/08	1,154,000	1,138,629
U.S. Treasury Note (b)	4.75	3/31/11	1,060,000	1,068,033
U.S. Treasury Note (b)	4.63	12/31/11	25,967,000	26,053,209
U.S. Treasury Note (b)	4.63	2/29/12	7,115,000	7,141,404
U.S. Treasury Note (b)	4.00	2/15/15	1,845,000	1,768,750
U.S. Treasury Note (b)	8.13	8/15/19	4,185,000	5,465,351
U.S. Treasury Note (b)	6.00	2/15/26	8,656,000	9,783,305

Total U.S. Treasury Notes (Cost $51,881,748)				52,418,681

Corporate Bonds - 18.12%
21st Century Insurance (Financial Institutions)	5.90	12/15/13	380,000	390,777
America West Airlines, Series 1999-1 (Industrial)	7.93	1/2/19	187,194	202,731
American General Corp., Series B (Financial Institutions) *	8.13	3/15/46	615,000	778,190
American General Finance, Series I (Financial Institutions)	4.88	7/15/12	1,540,000	1,513,835
Andina De Fomento Corp. (Banking)	5.75	1/12/17	695,000	698,024
Arizona Public Service Co. (Utility)	5.63	5/15/33	545,000	498,059
Baltimore Gas & Electric Co. (Utility) *	6.35	10/1/36	716,000	728,401
Banco Mercantil Del Nort (Financial Institutions) *	6.86	10/13/21	387,000	394,624
BFC Finance Corp., Series 1996-A (Financial Institutions)	7.38	12/1/17	445,000	500,589
Canadian Natural Resources (Industrial) (b)	6.50	2/15/37	880,000	892,628
Celulosa Arauco (Industrial)	5.63	4/20/15	718,000	706,374

Chinatrust Commercial Bank, Hong Kong (Financial Institutions) *	5.63	3/29/49	636,000	621,067
Chubb Corp. (Insurance)	6.38	3/29/67	660,000	658,317
Cleveland Electric Illumination (Utility)	7.43	11/1/09	50,000	52,569
Commonwealth Edison Corp. (Utility)	6.15	3/15/12	625,000	622,636
Commonwealth Edison Corp. (Utility)	6.95	7/15/18	485,000	481,197
Consumers Energy Corp. (Utility)	4.00	5/15/10	990,000	955,268
Consumers Energy Corp. (Utility)	5.00	2/15/12	220,000	217,383
DaimlerChrysler Holding Corp. NA (Industrial) (a) (b)	5.89	10/31/08	685,000	688,532
Dominion Resources, Inc. (Utility)	7.50	6/30/66	50,000	53,785
Dominion Resources, Inc. (Utility) (b)	6.30	9/30/66	1,480,000	1,507,756
Dresdner Funding Trust I (Financial Institutions) *	8.15	6/30/31	585,000	696,219
Embarq Corp. (Industrial)	8.00	6/1/36	357,000	368,642
Energy East Corp. (Utility)	6.75	9/15/33	350,000	367,301
Energy East Corp. (Utility)	6.75	7/15/36	390,000	412,139
Enterprise Products Operating LP (Industrial)	4.95	6/1/10	415,000	411,423
Enterprise Products Operating LP (Industrial)	7.50	2/1/11	652,000	699,218
Enterprise Products Operating LP (Industrial) (b)	5.00	3/1/15	301,000	287,240
ERAC USA Finance Co. (Industrial) *	8.00	1/15/11	890,000	972,049
Farmers Exchange Capital (Financial Institutions) *	7.20	7/15/48	690,000	711,376
FBL Financial Group, Inc. (Insurance) *	5.88	3/15/17	535,000	526,178
FPL Group Capital, Inc. (Utility) (b)	6.35	10/1/66	930,000	937,237
Gaz Capital (Industrial) *	6.21	11/22/16	1,080,000	1,080,540
Glen Meadow Pass Through (Financial Institutions) *	6.51	2/12/67	635,000	652,685
Goldman Sachs Group, Inc. (Financial Institutions)	5.95	1/15/27	165,000	160,103
Hydro-QuebecSupra (Utility)	8.25	4/15/26	85,000	112,472
Lloyds TSB Group PLC (Banking) (a) *	6.27	11/14/16	940,000	923,799
Mangrove Bay Pass-through Trust (Financial Institutions) *	6.10	7/15/33	260,000	255,226
Merrill Lynch & Co. (Financial Institutions) (b)	6.11	1/29/37	545,000	528,358
Merrill Lynch & Co. (Financial Services)	6.22	9/15/26	400,000	400,912
Mizuho Finance (Cayman) (Financial Institutions)	8.38	12/29/49	1,575,000	1,664,618
MMG Fiduciary (AES el Salvador) (Utility) *	6.75	2/1/16	680,000	679,914
MUFG Capital Finance 1 Ltd. (Financial Institutions)	6.35	7/25/49	1,665,000	1,700,734
Newmont Mining, Inc. (Industrial)	5.88	4/1/35	367,000	338,474
Oil Insurance Ltd. (Financial Institutions) (a) *	7.56	12/29/49	1,860,000	1,957,575
OneAmerica Financial Partners, Inc. (Financial Institutions) *	7.00	10/15/33	475,000	491,349
Partnerre Finance (Insurance) (a)	6.44	12/1/66	660,000	652,469
PP&L Capital Funding, Inc., Series A (Utilities) (a)	6.70	3/30/67	1,145,000	1,125,421
Royal Bank of Scotland PLC. (Financial Institutions)	9.12	3/31/49	435,000	480,742
SPI Electricity & Gas Australia Holdings (Utility) *	6.15	11/15/13	635,000	655,806
Sprint Nextel Corp. (Industrial)	6.00	12/1/16	445,000	437,927
Stoneheath RE (Insurance) (a)	6.87	12/29/49	1,250,000	1,260,063

Sumitomo Mitsui Banking (Financial Institutions) (a) *	5.63	7/29/49	1,780,000	1,753,328
Suntrust Preferred Capital I (Financial Institutions)	5.85	12/31/49	238,000	241,330
TCI Communications, Inc. (Industrial)	8.75	8/1/15	941,000	1,111,427
TCI Communications, Inc. (Industrial)	10.13	4/15/22	295,000	393,476
TCI Communications, Inc. (Industrial)	9.88	6/15/22	120,000	157,563
Telecom Italia Capital SA (Industrial)	5.25	11/15/13	306,000	296,680
Telecom Italia Capital SA (Industrial)	4.95	9/30/14	370,000	348,538
Telefonica Europe BV (Industrial)	7.75	9/15/10	648,000	698,260
Time Warner, Inc. (Industrial)	7.63	4/15/31	620,000	696,770
Time Warner, Inc. (Industrial)	7.70	5/1/32	181,000	205,207
Travellers Cos., Inc. (Insurance) (a)	6.25	3/15/67	950,000	938,220
United Dominion Realty Trust, Series E (Industrial)	3.90	3/15/10	370,000	357,934
Viacom, Inc. (Industrial)	5.75	4/30/11	561,000	568,699
Viacom, Inc. (Industrial)	6.88	4/30/36	416,000	419,321
Wachovia Capital Trust III (Financial Institutions)	5.80	3/15/42	1,490,000	1,507,770
WAL-MART Stores, Inc. (Retail)	5.88	4/5/27	772,000	773,829
Westar Energy, Inc. (Utility)	5.95	1/1/35	760,000	728,025
Western Union Co. (Commercial Services) (b)	6.20	11/17/36	730,000	693,062
White Mountains RE Group (Insurance) *	6.38	3/20/17	540,000	533,145
WPS Resources Corp. (Utility)	6.11	12/1/66	600,000	591,783

Total Corporate Bonds (Cost $47,835,169)				48,125,318

Taxable Municipal Bonds - 5.01%
Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	800,000	783,784
Clearfield City Utah Multi-Family Revenue, Local Housing (FHA)	6.65	11/1/07	50,000	50,030
Delaware River Port Authority Revenue, Port District Project, Series A (FSA)	7.32	1/1/08	45,000	45,739
Denver Colorado City & County Special Facilities Airport Revenue, Series B (MBIA)	7.25	1/1/10	125,000	131,830
Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,235,000	1,251,932
Essex County New Jersey Import Authority Reference - Taxable - GTD Lease, Series B (AMBAC)	5.10	10/1/29	1,210,000	1,103,496
Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	40,000	38,030
Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	70,000	70,531
Los Angeles California Unified School District, GO Series D (AMBAC)	5.06	7/1/09	1,760,000	1,766,881
New York City Transitional Financial Authority Revenue, Series A-2	5.13	8/1/14	1,175,000	1,177,761
Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	920,000	948,318
Reading Pennsylvania, (FSA)	5.35	11/15/21	1,210,000	1,197,840
Reno Nevada Redevelopment Agency, Recreational Facility Improvements (RADIAN)	6.75	6/1/07	140,000	140,315
Riverside California Public Funding Authority Tax Allocation Revenue, Series B (MBIA)	5.82	8/1/28	1,345,000	1,330,178
University of Alabama Revenue, Series B (XLCA)	5.90	7/1/23	1,000,000	1,017,260

Waterbury Connecticut, GO, Series B (FSA)	5.43	4/1/09	1,054,000	1,054,453
Wichita Falls Texas, Series B (MBIA)	6.00	9/1/21	1,145,000	1,178,079
York County Pennsylvania Industrial Development Authority, Economic Development Revenue (FGIC)	6.43	10/1/08	25,000	25,825

Total Taxable Municipal Bonds (Cost $13,371,262)				13,312,282

Asset Backed Securities - 2.94%
Advanta Mortgage Loan Trust, Series 2000-2, Class A6 (a)	7.72	3/25/15	37,615	37,478
Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	50,734	50,546
Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6 (a)	6.15	9/25/46	1,170,000	1,196,390
Countrywide Asset Backed Certificates, Series 2006-15, Class A6 (a)	5.83	10/25/36	405,000	407,168
Credit-Based Asset Servicing & Securities, Series 2005-CB8, Class AF1B (a)	5.45	12/25/35	344,165	342,777
Credit-Based Asset Servicing & Securities, Series 2006-CB2, Class AF1 (a)	5.72	12/25/36	730,431	727,868
Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	70,746	72,647
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	40,000	40,839
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2 (a)	4.72	11/25/35	1,482,633	1,474,722
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF1 (a)	5.92	11/25/36	1,360,696	1,357,973
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A1F	6.00	10/25/36	1,135,750	1,133,652
WFS Financial Owner Trust, Series 2004-4, Class C	3.21	5/17/12	468,599	460,773
WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	522,773	517,637

Total Asset Backed Securities (Cost $7,813,339)				7,820,470

Money Market - 4.81%
SSgA Prime Money Market Fund (a)	5.18		12,784,148	12,784,148

Total Money Market (Cost $12,784,148)				12,784,148

Securities Held as Collateral for Securities on Loan - 19.64%
State Street Navigator Securities Lending Prime Portfolio			52,146,285	52,146,285

Total Securities Held as Collateral for Securities on Loan (Cost $52,146,285)				52,146,285

Total Investments (Cost $322,609,730) - 121.54%				322,785,609
Liabilities in excess of other assets - (21.54)%				(57,215,558)

NET ASSETS - 100.00%				$265,570,051

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.

(b)	All or part of this security has been loaned as of March 31, 2007.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC – American Municipal Bond Assurance Corp.

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

GO – General Obligation

GTD – Guaranteed

MBIA – Municipal Bond Insurance Association

RADIAN – Radian Group, Inc.

TBA – Security is subject to delayed delivery

XLCA – Security insured by XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments	March 31, 2007
(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 90.21%
Alabama - 0.33%
Alabama Housing Financial Authority, AMT	5.65%	6/1/08	$625,000	$637,806
Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	565,000	577,763
Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden, ETM	6.90	7/1/07	120,000	120,936
Lauderdale County & Florence Alabama	7.00	7/1/07	40,000	40,322
Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	500,000	520,550

				1,897,377

Alaska - 1.67%
Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	400,000	407,908
Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	5,735,000	5,692,790
Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	3,445,000	3,410,447

				9,511,145

American Samoa - 0.04%
Territory of American Samoa, GO (ACA)	6.00	9/1/07	220,000	221,936

Arizona - 3.02%
Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,000,000	2,173,700
Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,510,000	2,728,043
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/07	310,000	309,644
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/08	320,000	319,523
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	100,000	100,821
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	345,000	348,816
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	365,000	370,183
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	380,000	386,186
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	395,000	407,233
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	250,000	262,203
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	335,000	352,055
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/16	460,000	488,299
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/17	430,000	456,909
Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	250,000	257,138
Phoenix Health Facilities Authority Hospital, ETM	6.25	9/1/11	515,000	529,049

Pima County Arizona Hospital Revenue, ETM	6.40	4/1/07	40,000	40,000
Pinal County Arizona Certificates Participation	3.50	12/1/08	850,000	840,506
Pinal County Arizona Certificates Participation	4.00	12/1/10	145,000	144,117
Pinal County Arizona Certificates Participation	5.00	12/1/14	1,895,000	2,003,470
Pinal County Arizona Certificates Participation	5.25	12/1/15	2,420,000	2,589,714
Pinal County Arizona Community College (AMBAC)	5.25	7/1/07	230,000	230,911
Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	245,000	249,942
Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	95,000	97,254
Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	175,000	179,258
Pinal County Individual Development Authority Correctional Facilities, Florence West Prison, Series A	3.88	10/1/09	1,370,000	1,359,574

				17,224,548

Arkansas - 1.46%
Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	135,000	132,110
Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	860,000	863,664
Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	530,000	531,908
Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	970,000	998,237
Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA)	7.90	8/1/11	1,120	1,123
Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	660,000	669,636
Jefferson County Arkansas Health Care, ETM	7.40	12/1/10	100,000	107,921
North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/11	500,000	503,150
North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/16	1,025,000	1,014,431
Pine Bluff Arkansas Industrial Development Revenue	5.50	11/1/07	500,000	505,285
Springdale Arkansas Sales & Use Tax Revenue	4.00	7/1/16	380,000	379,825
Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.75	9/1/11	4,253	4,317
Stuttgart Arkansas Sales & Use Tax Revenue	4.20	10/1/31	1,720,000	1,722,699
Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.88	10/1/10	90,000	97,804
Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	505,000	503,844
Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	280,000	290,027

				8,325,981

California - 2.81%
ABAG Finance Authority for Non-Profit Corporations, Certificates of Participation, American Baptist Homes	5.50	10/1/07	80,000	80,291
ABAG Finance Authority for Non-Profit Corporations, Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	500,000	512,705
California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	800,000	818,952
California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,400,000	4,402,023
California State, GO	6.25	4/1/08	255,000	261,775
California State, GO	4.00	2/1/09	100,000	100,820
California State, GO	5.00	3/1/09	100,000	102,687
California State, GO	6.75	8/1/10	100,000	109,519
California State, GO	6.30	9/1/11	250,000	276,205
California State, Water Residential Development	5.10	3/1/10	50,000	50,059
California Statewide Communities Development Authority, Daughters of Charity, Series F	5.00	7/1/07	1,000,000	1,002,560
California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	290,000	289,849
California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,130,000	1,202,953
Colton California Redevelopment Agency, ETM	7.25	8/1/11	60,000	64,748
Contra Costa California Home Mortgage Finance Authority, ETM, Zero Coupon (MBIA) (c)	6.09	9/1/17	1,215,000	624,425
Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	45,000	45,704
Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.70	6/1/24	5,000	5,081
Emeryville California Redevelopment Agency	7.50	9/1/11	65,000	70,281
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	5,000	5,001
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	5,000	5,001
Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	45,000	45,203
Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	435,000	445,449
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, AMT	5.85	12/1/27	170,000	172,457
Manteca California Financing Authority Sewer Revenue, Series B	5.00	12/1/33	1,920,000	1,923,552

Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	50,000	50,056
Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.75	10/1/11	15,000	16,392
Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.00	6/1/19	120,000	122,350
Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	25,000	26,316
Sacramento California Municipal Utilities, ETM	6.13	6/1/11	300,000	313,959
San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.13	1/1/11	80,000	85,984
Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.13	9/1/19	2,600,000	2,704,077
Turlock California Public Financing Authority	5.25	9/1/15	110,000	114,709
Villa View Community Hospital Income, California Revenue	7.50	7/1/08	5,000	5,130

				16,056,273

Colorado - 2.35%
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	80,000	80,882
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	120,000	121,618
Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.88	12/1/28	310,000	315,292
Aurora Colorado Housing Authority	7.30	5/1/10	10,000	10,008
Colorado Educational & Cultural Facilities Authority Revenue	5.00	6/15/14	1,070,000	1,150,132
Colorado Educational & Cultural Facilities Authority Revenue	4.10	8/15/14	2,355,000	2,404,479
Colorado Housing Financial Authority	6.50	5/1/16	25,000	25,052
Colorado Housing Financial Authority	6.55	5/1/25	28,000	28,695
Colorado Housing Financial Authority (FHA)	5.70	10/1/21	75,000	75,293
Colorado Housing Financial Authority, AMT	6.40	11/1/24	145,000	149,227
Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	30,000	30,272
Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.10	11/1/07	15,000	15,050
E-470 Business Metropolitan District Colorado	5.13	12/1/17	750,000	771,225
EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,515,000	3,449,761
EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/20	2,655,000	2,594,704
Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	135,000	137,268
Interlocken Metropolitan District Colorado, Series A	5.75	12/15/11	1,750,000	1,844,553
University of Colorado Registrants Participation Institutes	6.00	12/1/13	212,895	225,485

				13,428,996

Connecticut - 0.52%
Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	740,000	788,263
Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	2,040,000	2,194,836

				2,983,099

Delaware - 0.50%
Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.00	5/1/09	5,000	5,096
Delaware State Economic Development Authority Revenue, Water Development, Wilmington, Series B	6.45	12/1/07	1,160,000	1,179,117
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	820,000	829,151
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	575,000	587,897
Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	100,000	101,082
Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	135,000	144,145

				2,846,488

District of Columbia - 1.64%
District Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	2,000,000	2,006,980
District of Columbia Certificates Participation	5.25	1/1/09	100,000	102,585
District of Columbia Hospital Revenue, Series A, ETM	5.25	8/15/12	140,000	142,240
District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	95,000	95,136
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.00	2/1/08	30,000	30,017
District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	1,000,000	1,024,620
District of Columbia Revenue, American Association of Advancement of Science	5.25	1/1/16	215,000	221,476
District of Columbia Revenue, Georgetown University, Series A	6.00	4/1/18	250,000	260,395
District of Columbia, Series B (FSA)	5.50	6/1/14	220,000	229,929
District of Columbia, Series B, ETM (FSA)	5.50	6/1/14	5,040,000	5,265,337

				9,378,715

Florida - 3.46%
Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.25	4/1/15	2,290,000	2,494,978
Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.75	5/1/08	20,000	20,352
Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.63	12/1/07	30,000	30,970

Daytona Beach Florida Water & Sewer, ETM	6.75	11/15/07	130,000	132,497
Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	2,060,000	2,099,573
Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	2,600,000	2,617,888
Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	155,000	164,143
Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,695,000	1,670,643
Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	720,000	747,338
Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,290,000	1,298,991
Jacksonville Florida, Health Facilities Authority Hospital Revenue, Charity Obligation Group, Series C	5.38	8/15/23	105,000	108,599
Key West Florida Utilities Board, Electricity Revenue (AMBAC)	9.75	10/1/13	25,000	29,889
Key West Florida Utilities Board, Electricity Revenue, Series 1980 D, ETM	9.00	10/1/07	65,000	66,679
Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,000,000	1,076,990
Lee County Florida Justice Center Complex Income Improvement Revenue, Series A (MBIA)	11.13	1/1/11	95,000	109,868
Marion County Florida Industrial Development Authority, Multi-Family Revenue, Chambrel Project (FNMA)	3.67	11/15/32	750,000	750,000
Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	45,000	46,528
Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	155,000	155,840
Miami-Dade County Florida Special Obligation, Zero Coupon (c)	1.45	10/1/35	500,000	472,120
Okaloosa County Florida, Water and Sewer Revenue	4.50	7/1/25	1,370,000	1,377,124
Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	145,000	155,031
Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D	5.75	10/1/13	700,000	740,586
Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	750,000	750,285
Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	25,000	29,513
Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	235,000	239,583
Pinellas County Florida Health Facilities Authority Revenue	5.75	11/15/27	1,000,000	1,111,210
St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	65,000	66,674
Tampa Florida Allegany Health Systems, St. Marys, ETM	5.75	12/1/07	20,000	20,283
Tampa Florida Excise Tax, Revenue Bond, ETM	6.13	10/1/07	20,000	20,101

Tampa Florida Water & Sewer Revenue, ETM	6.60	4/1/08	70,000	71,265
Vero Beach Florida Electricity Revenue, ETM	6.50	12/1/07	40,000	40,759
Volusia County Florida Educational Facilities Authority Revenue	5.00	10/15/25	1,000,000	1,035,080

				19,751,380

Georgia - 0.89%
Athens Georgia Water & Sewer Revenue, ETM	6.20	7/1/08	350,000	358,624
Atlanta Georgia New Public Housing Authority	5.00	5/1/08	75,000	76,079
Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,000	5,107
Emanuel County Georgia, GO	5.15	8/1/10	155,000	156,776
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates, Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	30,000	30,545
Gwinnett County Georgia Housing Authority, Multi-Family Housing Revenue, Greens Apartments Project (FNMA) (a)	3.67	6/15/25	650,000	650,000
Savannah Georgia Economic Development Authority	6.20	10/1/09	200,000	206,076
Savannah Georgia Economic Development Authority	6.50	10/1/13	200,000	216,264
Savannah Georgia Economic Development Authority (ACA)	6.88	11/15/11	500,000	532,040
Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.25	7/1/23	2,685,000	2,827,924

				5,059,435

Hawaii - 0.17%
Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	640,000	669,600
Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	275,000	281,619

				951,219

Idaho - 0.90%
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.30	11/1/07	105,000	105,129
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.40	11/1/08	110,000	110,144
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.50	11/1/09	110,000	110,156
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.60	11/1/10	5,000	5,007
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.70	11/1/11	5,000	5,007
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.80	11/1/12	5,000	5,008
Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/15	110,000	109,997

Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	360,000	358,387
Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/19	100,000	106,043
Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	100,000	105,434
Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	60,000	61,676
Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III	4.60	7/1/28	1,650,000	1,636,634
Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series G, Class III, AMT	4.60	7/1/28	1,600,000	1,590,672
Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	10,000	9,980
Idaho Housing & Financial Assistance, Single Family Mortgage, AMT	5.25	7/1/11	15,000	15,159
Idaho Housing & Financial Assistance, Single Family Mortgage, AMT	5.10	7/1/12	30,000	30,323
Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	775,000	792,709
Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT	5.80	7/1/07	5,000	5,001

				5,162,466

Illinois - 8.83%
Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	450,000	482,801
Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	380,000	388,227
Bolingbrook Illinois Sales Tax Revenue, Zero Coupon (c)	1.28	1/1/15	555,000	546,719
Chicago Illinois City Colleges, Chicago Capital Improvement	6.00	1/1/11	535,000	571,171
Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	3,000,000	3,208,289
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	40,000	40,342
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40,000	40,805
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	40,000	40,927
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	55,000	56,977
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	55,000	57,391
Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D	5.50	1/1/17	475,000	507,357
Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	500,000	525,560
Cook County Illinois School District No. 99 Cicero (FGIC)	9.00	12/1/15	1,000,000	1,263,600
Cortland Illinois Special Tax Revenue, Sheaffer Systems Project	5.50	3/1/17	990,000	1,003,118
Gilberts Illinois Special Services Area No 9 Special Tax	4.40	3/1/25	3,586,000	3,559,534
Grant Hospital Chicago Illinois Revenue, ETM	6.40	7/1/07	10,000	10,066

Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,475,000	2,666,169
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,435,000	5,858,277
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	105,000	105,370
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	930,000	948,516
Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)	5.20	7/1/08	5,000	5,050
Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	380,000	389,637
Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	380,000	382,706
Illinois Educational Facilities Authority Revenue, Zero Coupon (c)	5.63	7/1/14	2,125,000	1,365,844
Illinois Educational Facility Authority Revenue	4.60	10/1/08	250,000	251,140
Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,250,000	1,270,438
Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	900,000	915,651
Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.50	12/1/23	6,500,000	6,518,524
Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center	6.75	12/1/08	135,000	139,138
Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	45,000	45,063
Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	100,000	101,423
Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	645,000	634,519
Lake County Illinois Community School District, Zero Coupon (FSA) (c)	6.31	12/1/17	1,640,000	1,053,044
Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	90,000	109,480
Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	180,000	217,836
Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,750,000	2,864,234
Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	325,000	346,148
Maywood Illinois, GO (XLCA)	4.00	1/1/13	890,000	899,523
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, McCormick Place, Series A	5.00	6/15/07	1,750,000	1,754,778
Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	2,190,000	2,209,403
Rockford-Concord Commons Housing, Concord Commons Project (FHA)	6.15	11/1/22	460,000	469,329
Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	1,425,000	1,383,718

Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,875,000	1,873,819
Sauk Village Illinois, Tax Increment, Series A	5.35	12/1/13	350,000	372,239
Schaumburg Illinois Special Assessment	6.75	12/1/28	1,468,000	1,534,603
Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	445,000	468,607
Southern Illinois University Revenue, ETM	6.75	4/1/07	95,000	95,000
Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (b)	5.90	2/1/14	290,000	292,912
Woodridge Illinois, Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.65	12/20/32	605,000	627,651

				50,472,673

Indiana - 2.04%
Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	195,000	197,102
Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,170,000	1,178,377
Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,440,000	1,456,258
Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	550,000	536,080
Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.65	3/1/08	30,000	30,522
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/08	80,000	80,331
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	80,000	80,875
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.25	2/15/08	95,000	95,624
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	110,000	112,787
Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	230,000	232,029
Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	385,000	395,237
Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Refunded (MBIA)	5.00	11/1/10	165,000	169,551
Indiana State Financial Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	600,000	596,190
Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	75,000	76,542
IPS Multi-School Building Corp. (FSA)	4.50	1/15/31	2,500,000	2,496,225
Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.50	11/1/17	1,390,000	1,494,667
Lawrence Indiana, Multi-Family Revenue, AMT	5.05	1/1/08	20,000	20,067
Lawrence Indiana, Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.15	6/1/24	530,000	534,648
Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,735,000	1,717,806

Mooresville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	125,000	129,978

				11,630,896

Iowa - 1.29%
Tobacco Settlement Authority, Tobacco Settlement Revenue, Series B	5.60	6/1/35	3,900,000	4,216,446
Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.25	12/1/19	1,775,000	1,771,468
Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/31	1,400,000	1,377,376

				7,365,290

Kentucky - 1.01%
Kentucky State Turnpike Authority Resource Recovery	6.13	7/1/07	90,000	90,544
Kentucky State Turnpike Authority Resource Recovery	6.63	7/1/08	95,000	96,873
Lexington-Fayette Urban County Government Kentucky Revenue, Transylvania University Project	5.13	8/1/18	300,000	308,163
Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	215,000	220,702
Louisville Kentucky Water Revenue	6.13	11/15/13	115,000	123,203
Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,585,000	4,913,469

				5,752,954

Louisiana - 1.95%
East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	80,000	82,481
Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	500,000	549,195
Iberia Home Mortgage Authority, Louisiana Single Family	7.38	1/1/11	10,000	10,035
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	160,000	165,867
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	395,000	409,398
Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD)(FHA)	4.15	12/1/12	1,110,000	1,109,390
Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD)(FHA)	4.25	12/1/14	1,230,000	1,231,267
Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,105,000	1,199,135
Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	235,000	246,101
Louisiana State Military Department Custody Recipients	3.40	12/1/11	1,615,000	1,633,120
New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	2,956,000	3,169,954
Tensas Parish Louisiana Law Enforcement	7.00	9/1/18	1,235,000	1,307,643

District, Certificates of Participation				11,113,586

Maine - 0.05%
Maine Finance Authority Revenue, AMT	5.20	7/1/18	175,000	178,067
Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	90,000	92,480

				270,547

Maryland - 2.56%
Annapolis Maryland Economic Development Revenue	5.00	10/1/07	55,000	55,121
Annapolis Maryland Economic Development Revenue	5.00	10/1/08	65,000	65,398
Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	105,000	107,519
Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	750,000	767,190
Montgomery County Housing Opportunities Commission, Multi-Family Revenue (FHLMC) (a)	3.67	11/1/07	3,700,000	3,700,000
Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,000,000	1,114,560
Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.89	8/1/32	10,000	10,124
Tax Exempt Municipal Infrastructure	3.80	5/1/08	8,873,000	8,821,093

Improvement Transit Maryland (LOC) *				14,641,005

Massachusetts - 3.12%
Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.45	8/1/37	420,000	443,944
Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	115,000	123,601
Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	335,000	378,959
Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.25	7/1/12	3,755,000	3,978,196
Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	530,000	539,932
Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25,000	25,175
Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	50,000	51,085
Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,670,000	1,796,887
Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.80	10/1/17	545,000	561,176
Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	455,000	471,972
Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	500,000	510,415
Massachusetts State, Series B, Prerefunded 8/1/14 @ 100 (AMBAC)	5.00	8/1/22	5,000,000	5,403,499

Massachusetts State, Series D, Prerefunded 8/1/12 @ 100 (MBIA)	5.38	8/1/22	3,290,000	3,558,925

				17,843,766

Michigan - 2.45%
Detroit/Wayne County Michigan Stadium Authority	5.25	2/1/09	500,000	512,500
Grand Rapids Charter Township Michigan	5.20	7/1/14	210,000	215,093
Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	285,000	284,778
Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	250,000	248,005
Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	760,000	780,300
Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,715,000	2,893,429
Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	220,000	228,743
Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals	7.13	5/1/09	165,000	170,653
Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.75	5/15/17	1,300,000	1,361,346
Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.00	8/1/08	70,000	71,728
Michigan State Housing Development Authority, Multi-Family Revenue, Series A (FNMA) (a)	3.67	8/15/32	4,635,000	4,634,999
Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,255,000	1,282,811
Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical Project, Series A	5.50	12/1/28	540,000	581,051
Michigan State Strategic Fund Limited Obligation Revenue, International Project, Series A, Prerefunded 8/1/07 @ 101	5.75	8/1/19	60,000	61,004
Oakland County Michigan Economic Development Corp. Revenue, Prerefunded 6/1/07 @ 102	5.63	6/1/19	500,000	511,500
Saginaw Michigan Hospital Finance Authority	7.50	11/1/10	125,000	133,668

				13,971,608

Minnesota - 0.23%
Eden Prairie Minnesota, Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	100,000	108,493
Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	85,000	91,333
North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	15,000	15,482
Rochester Minnesota Hospital Revenue	5.75	10/1/07	40,000	40,411
White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.00	12/1/11	1,000,000	1,046,109

				1,301,828

Mississippi - 0.43%
Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	140,000	141,239

Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	85,000	86,139
Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	980,000	1,003,560
Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	700,000	712,418
Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	505,000	522,705

				2,466,061

Missouri - 1.12%
Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	40,000	42,264
Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	545,000	584,518
Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	835,000	892,464
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.75	9/1/07	615,000	616,636
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	230,000	232,988
Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.13	8/15/12	250,000	250,648
Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.70	1/1/18	100,000	101,539
Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	245,000	245,789
Ozarks Public Building Corp. Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.75	3/1/16	200,000	202,512
Pacific Missouri Industrial Development Revenue, AMT (LOC)	5.95	5/1/07	90,000	90,095
Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	180,000	180,279
Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	180,000	180,344
Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	130,000	132,033
St. Charles County Missouri Health Care, AMT	5.40	11/15/16	360,000	364,176
St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place Apartments, Mandatory Put 4/1/07 @100 (FNMA)	5.95	7/1/22	150,000	150,000
St. Louis Missouri School District	6.00	4/1/12	115,000	116,378
Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	885,000	866,008
Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	1,000,000	970,369
Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/21	100,000	97,865
Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/22	75,000	73,075

				6,389,980

Montana - 0.22%
Missoula County Hospital	7.13	6/1/07	50,000	50,275
Montana State Board Investment Payroll Tax, Workers Compensation Project , ETM, (MBIA)	6.88	6/1/11	185,000	191,845
Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.88	6/1/20	240,000	250,536
Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.88	6/1/20	360,000	375,804
Montana State Board Investment, Refunded Payroll Tax, ETM	6.88	6/1/20	375,000	391,462

				1,259,922

Nebraska - 0.96%
Clay County Nebraska Industrial Development Revenue, AMT	4.75	3/15/09	425,000	428,528
Clay County Nebraska, AMT (LOC)	5.25	3/15/14	390,000	396,330
Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	1,100,000	1,125,926
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,000	40,039
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,000	50,058
Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	475,000	477,152
Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	765,000	768,443
Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	1,030,000	1,067,007
Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	1,000,000	1,031,230
Nebraska Investment Financial Authority, Multi-Family Housing, Tara Hills Village (FNMA)	4.88	1/1/08	125,000	125,230

				5,509,943

Nevada - 0.11%
Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	55,000	55,922
Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	510,000	529,619
Nevada Housing Division, Single Family Mortgage	5.45	4/1/10	5,000	5,017
Nevada Housing Division, Single Family Mortgage	4.95	4/1/12	15,000	15,057
Nevada Housing Division, Single Family Mortgage, AMT	6.35	10/1/07	5,000	5,005
Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	35,000	35,332

				645,952

New Hampshire - 0.51%
New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.00	7/1/13	500,000	523,970
New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.13	10/1/13	1,200,000	1,233,612
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,000	45,470
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	495,000	506,628

New Hampshire Higher Education & Health Facilities, Rivier College	4.90	1/1/08	55,000	55,155
New Hampshire Higher Education & Health Facilities, Rivier College	5.55	1/1/18	525,000	539,800

				2,904,635

New Jersey - 5.33%
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/07	65,000	65,137
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/08	70,000	71,114
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	75,000	77,174
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	80,000	83,433
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	80,000	84,444
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	85,000	90,676
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	90,000	96,900
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	90,000	97,708
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	95,000	103,694
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	100,000	109,690
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	105,000	115,625
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	105,000	116,065
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	110,000	122,185
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	115,000	128,295
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	120,000	134,390
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	125,000	140,465
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	130,000	146,515
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	135,000	152,717
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	140,000	158,915
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	145,000	165,319
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	150,000	171,743
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	160,000	183,683
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	170,000	195,638
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	175,000	201,835
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	185,000	213,790
Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	30,000	31,187

Berkeley Twp New Jersey General Obligation	4.50	7/1/18	465,000	482,791
Berkeley Twp New Jersey General Obligation	4.50	7/1/19	720,000	745,294
Berkeley Twp New Jersey General Obligation	4.50	7/1/20	719,000	743,698
Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,190,000	2,338,263
Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,555,000	8,152,449
Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	200,000	204,070
Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,000	50,843
Jersey City New Jersey, Series C, GO (MBIA)	4.00	9/1/12	1,175,000	1,196,138
Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/13	1,220,000	1,311,866
Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/14	1,275,000	1,382,368
Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A	6.25	8/15/10	1,925,000	1,995,359
Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	135,000	136,315
New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School, Optional Put 3/1/12 @ 100	5.50	9/1/24	5,500,000	5,683,535
New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,500,000	1,505,595
New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	500,000	580,250
New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	260,000	261,248
New Jersey State Turnpike Authority, Turnpike Revenue	5.88	1/1/08	5,000	5,083
New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	190,000	199,259
Passaic County New Jersey, GO	5.00	9/15/12	175,000	180,084

				30,412,845

New Mexico - 0.25%
Albuquerque New Mexico Hospital Revenue	7.50	7/1/08	55,000	56,444
Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	20,000	20,616
Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,300,000	1,305,097
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.50	7/1/17	20,000	20,420
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.60	7/1/28	40,000	40,720

				1,443,297

New York - 6.64%
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/07	165,000	163,598
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/08	305,000	299,229
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/09	315,000	305,326
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/10	185,000	177,855
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	125,000	129,834
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	110,000	114,422
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	335,000	346,259
Capital District Youth Center New York (LOC)	6.00	2/1/17	125,000	127,088
East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	895,000	997,844
East Rockaway New York Union Free School District General Obligation	4.50	7/1/18	900,000	940,095
East Rockaway New York Union Free School District General Obligation	4.50	7/1/19	1,200,000	1,249,680
East Rockaway New York Union Free School District General Obligation	4.50	7/1/20	760,000	786,699
East Rockaway New York Union Free School District General Obligation	4.50	7/1/21	765,000	790,084
Long Island Power Authority Electrical Systems Revenue, Series B	5.00	6/1/11	500,000	524,620
New York City Industrial Development Agency, College of Aeronautics Project	5.20	5/1/09	70,000	72,561
New York New York, Series B (AMBAC)	7.25	8/15/07	75,000	75,990
New York New York, Series B, ETM (AMBAC)	7.25	8/15/07	10,000	10,134
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	760,000	803,647
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,285,000	2,522,023
New York State Dormitory Authority Revenue	4.70	2/15/35	10,000,000	10,120,399
New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	320,000	322,272
New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.63	7/1/22	745,000	770,405
New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	155,000	159,197
New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	4.90	8/1/21	150,000	150,452
New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,670,000	4,075,902

New York State Dormitory Authority Revenue, Second Hospital	5.00	2/15/10	600,000	616,200
New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	5,510,000	6,048,492
New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	1,670,000	1,766,292
New York State Dormitory Authority Revenues (MBIA-IBC)	5.70	8/15/09	500,000	510,700
New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	585,000	600,011
New York State Housing Financial Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	800,000	796,256
New York State Urban Development Corp. Revenue, Community Enhancement Facilities	5.13	4/1/12	300,000	311,805
New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (Radian)	4.50	12/1/07	160,000	160,693
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	245,000	249,898
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	300,000	305,931
Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	100,000	103,429
Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	160,000	161,050
Triborough Bridge & Tunnel Authority	7.25	1/1/10	60,000	63,218
Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	200,000	200,806

				37,930,396

North Carolina - 0.56%
Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens (HUD, Section 8)	10.50	5/1/11	20,000	22,178
New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,125,000	1,230,918
North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,180,000	1,210,007
North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.00	8/15/10	165,000	169,589
North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.63	10/1/08	265,000	274,320
Winston Salem North Carolina Certificates Participation, Series A	5.00	6/1/07	280,000	280,272

				3,187,284

North Dakota - 0.72%
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,250,000	1,278,313

Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,650,000	1,687,208
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.50	7/1/07	95,000	94,915
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.55	1/1/08	65,000	64,895
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	110,000	112,206
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	110,000	112,313
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	1/1/08	60,000	59,797
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	160,000	160,219
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,000	65,201
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	190,000	192,320
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	180,000	182,500
North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,000	75,827

				4,085,714

Ohio - 1.49%
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.25	11/15/14	500,000	535,905
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,000,000	1,046,210
Hancock County Ohio, Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)	5.05	1/1/10	250,000	250,510
Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	575,000	599,627
Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	170,000	170,316
Ohio Housing Finance Agency Mortgage Revenue (GNMA/FNMA)	5.80	9/1/22	2,320,000	2,305,918
Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	500,000	538,315
Ohio State Water Development Pollution Control, ETM	6.38	6/1/07	25,000	25,108
Port of Greater Cincinnati Development Authority, Economic Development Revenue	5.00	10/1/25	780,000	815,373
Portage County Ohio Hospital Revenue, ETM	6.70	12/1/07	30,000	30,608
Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	80,000	80,192
Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	210,000	218,973
Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	230,000	239,545

Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	655,000	676,373
University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	1,000,000	999,950

				8,532,923

Oklahoma - 1.59%
Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.70	9/1/32	520,000	549,234
Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	210,000	214,091
Grand River Dam Authority Oklahoma Revenue	6.25	11/1/08	30,000	30,692
Oklahoma Housing Finance Agency, Multi-Family (FNMA)	5.10	12/1/07	85,000	85,153
Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.95	11/1/07	15,000	15,285
Tulsa Oklahoma Industrial Authority Revenue, ETM	6.50	4/1/07	10,000	10,000
Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.30	7/1/16	520,000	530,733
Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.35	1/1/17	1,650,000	1,680,245
Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.61	7/1/21	5,830,000	5,939,079

				9,054,512

Oregon - 0.01%
Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.65	1/2/08	70,000	70,144

Pennsylvania - 11.73%
Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	260,000	265,764
Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM	5.50	8/15/10	125,000	127,111
Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	40,000	41,833
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	110,000	111,075
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.75	5/1/33	1,630,000	1,651,597
Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	25,000	25,614
Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	455,000	465,247
Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	215,000	219,519
Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.20	4/1/11	810,000	789,143
Blair County Hospital Authority, ETM	6.90	7/1/08	50,000	51,087
Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	750,000	775,298

Chester County Pennsylvania Health & Education Facilities Authority Health Systems Revenue, Jefferson Health Systems, Series B	4.90	5/15/07	100,000	100,129
Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,420,000	1,483,687
Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	300,000	312,978
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/07	105,000	105,117
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,000	10,012
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,000	70,085
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,000	95,130
Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A	4.00	4/15/13	1,300,000	1,261,078
Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.80	12/1/13	1,420,000	1,460,995
Chester Upland School District Pennsylvania	4.00	5/15/07	825,000	824,959
Chester Upland School District Pennsylvania	4.00	5/15/11	1,525,000	1,522,087
Chester Upland School District Pennsylvania	4.20	5/15/13	1,240,000	1,244,625
Chester Upland School District Pennsylvania	4.75	9/15/15	1,525,000	1,624,277
Chester Upland School District Pennsylvania	4.90	9/15/17	1,065,000	1,130,753
Chester Upland School District Pennsylvania	4.95	9/15/18	1,405,000	1,486,420
Claysburg Kimmel Pennsylvania School District	3.38	1/15/13	125,000	122,771
Claysburg Kimmel Pennsylvania School District	3.50	1/15/14	135,000	133,070
Claysburg Kimmel Pennsylvania School District	3.60	1/15/15	145,000	143,153
Claysburg Kimmel Pennsylvania School District	3.90	1/15/18	545,000	543,550
Claysburg Kimmel Pennsylvania School District	4.00	1/15/20	290,000	291,137
Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	60,000	64,428
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	80,000	81,496
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.85	10/1/07	50,000	50,348
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	840,000	852,079
Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	75,000	75,131

Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/11	1,050,000	1,092,221
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/12	1,105,000	1,156,725
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/13	1,155,000	1,214,586
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/14	1,215,000	1,283,198
Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.25	4/1/30	200,000	208,670
Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101	7.63	7/1/30	750,000	845,258
Delaware Valley Pennsylvania Regional Finance Authority Revenue, Local Government	5.50	7/1/12	920,000	997,740
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	200,000	201,784
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,000	10,074
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	110,000	110,781
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.55	6/15/08	350,000	354,771
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.65	6/15/09	370,000	375,113
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.75	6/15/15	1,000,000	1,014,020
Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	85,000	86,834
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	50,000	50,628
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	40,000	40,491
Lancaster Pennsylvania School District (FSA)	4.25	6/1/27	375,000	361,680
Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	250,000	242,800
Lancaster Pennsylvania School District, Series A (FSA)	4.20	6/1/23	315,000	306,331
Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	800,000	801,728
McKeesport Pennsylvania Area School District	5.00	4/1/13	340,000	349,330
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	235,000	247,220
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	6.00	7/1/15	500,000	536,905
Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,300,000	1,367,262
Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,800,000	1,878,857

Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.70	7/1/12	90,000	91,275
Pennsylvania Housing Finance Agency, Rental Housing, AMT, Zero Coupon (c)	6.66	4/1/30	190,000	177,274
Pennsylvania Housing Finance Agency, Single Family Mortgage, AMT	4.60	10/1/08	540,000	542,392
Pennsylvania State Higher Education Facilities Authority, Health Services Revenue (MBIA)	5.40	11/15/07	150,000	151,082
Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	50,000	51,065
Pennsylvania State Higher Educational Facilities Authority Revenue	5.00	7/1/15	250,000	270,308
Pennsylvania State Higher Educational Facilities Authority Revenue	5.25	11/1/18	680,000	723,438
Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.00	6/1/29	1,100,000	1,162,920
Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	800,000	818,304
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.88	11/15/16	310,000	316,600
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	740,000	763,510
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	2,000,000	2,111,659
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.60	11/15/09	100,000	102,107
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	105,000	104,864
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	145,000	146,222
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	205,000	207,573
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	200,000	203,964
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	135,000	138,834
Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	350,000	357,452
Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,000,000	1,060,630
Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,000,000	1,057,820
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	500,000	521,350
Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	375,000	362,513

Pennsylvania State University, Series A	4.50	8/15/28	3,095,000	3,108,957
Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,455,000	1,508,078
Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	60,000	60,062
Philadelphia Pennsylvania Authority for Industrial Development (FHA)	4.75	2/1/08	15,000	15,069
Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	705,000	755,464
Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	100,000	101,157
Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	620,000	664,380
Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	585,000	626,874
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	70,000	70,027
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	60,000	60,208
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	250,000	255,603
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,500,000	2,558,824
Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	800,000	822,072
Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,300,000	1,406,119
Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.25	2/1/15	900,000	933,741
Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,000,000	1,054,270
Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	140,000	141,611
Pittsburgh Pennsylvania School District, Series B (AMBAC)	4.30	9/1/24	3,090,000	3,008,578
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	840,000	872,264
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	735,000	763,231
Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.20	6/1/11	25,000	25,504
Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35,000	35,870

Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.95	8/1/16	350,000	355,821
Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,000	50,569
Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.13	7/1/16	250,000	253,333
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.20	3/1/10	150,000	153,924
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.30	3/1/11	10,000	10,212
Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	35,000	35,945
Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	30,000	30,509
Wayne Pike Pennsylvania Joint School Authority School, ETM	6.00	12/1/07	25,000	25,259
Williamsport Pennsylvania Housing Authority, Multi-Family (FHA/MBIA)	5.25	1/1/15	190,000	194,286
York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	500,000	494,375
York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	280,000	276,786
York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	100,000	99,992
York Township Water & Sewer, ETM	6.00	8/1/13	45,000	47,284

				67,067,204

Puerto Rico - 0.05%
University of Puerto Rico Revenues	5.50	6/1/12	275,000	275,146

Rhode Island - 0.46%
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	105,000	112,987
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	105,000	113,319
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	110,000	118,108
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	120,000	128,563
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	125,000	133,139
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	130,000	137,758
Providence Rhode Island Redevelopment Agency, Certificates of Participation, Series A (RADIAN)	3.13	9/1/08	555,000	546,498
Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.75	7/1/10	1,130,000	1,157,381
Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG) (c)	5.59	11/1/12	270,000	194,216

				2,641,969

South Carolina - 1.36%
Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston, AMT	5.10	1/1/08	95,000	95,965
Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,315,000	1,422,975
South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	500,000	505,570
South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	42,000	42,605
South Carolina State, Housing Finance & Development Authority, Multi-Family Revenue (FHLMC) (a)	3.67	8/1/31	5,715,000	5,715,000

				7,782,115

Tennessee - 0.86%
Greenville Tennessee Health & Educational Facilities	8.70	10/1/09	75,000	80,133
Johnson City Tennessee Electricity Revenue	4.75	5/1/08	510,000	514,616
Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	385,000	410,087
Metro Government Nashville & Davidson County Tennessee (Asset GTY)	5.50	5/1/23	180,000	186,190
Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Prerefunded 10/1/07 @ 105	9.00	10/1/22	60,000	64,459
Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,745,000	1,769,429
Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,100,000	1,230,482
Tennessee State School Board Authority, Series B, ETM	5.00	5/1/09	640,000	647,053

				4,902,449

Texas - 6.24%
Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	935,000	1,038,748
Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	385,000	408,227
Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	354,000	358,181
Brazoria County Texas Municipal Utilities District No. 6	7.00	9/1/09	100,000	107,151
Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	190,000	202,314
Capital Area Housing Finance Corp., AMT	6.50	11/1/19	122,323	122,470
Dallas Texas Independent School District, Prerefunded 2/15/12 @ 100 (PSF)	5.50	2/15/16	4,240,000	4,580,599
Dallas Texas, GO	5.13	2/15/12	295,000	302,652
Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.25	2/15/10	475,000	484,191
Del Rio Texas, GO (Asset GTY)	7.50	4/1/08	5,000	5,176

Del Rio Texas, GO (Asset GTY)	7.50	4/1/09	55,000	57,071
Del Rio Texas, GO (Asset GTY)	6.50	4/1/10	5,000	5,140
Del Rio Texas, GO (Asset GTY)	5.55	4/1/11	5,000	5,094
Del Rio Texas, GO (Asset GTY)	5.65	4/1/13	5,000	5,099
Del Rio Texas, GO (Asset GTY)	5.75	4/1/16	5,000	5,104
Del Rio Texas, GO (Asset GTY)	5.75	4/1/17	65,000	66,349
Denison Texas Hospital Authority Hospital Revenue	7.13	7/1/08	15,000	15,352
Eagle Mountain & Saginaw Texas Independent School District, Series B (PSF)	4.30	8/15/24	600,000	591,306
Edgewood Texas Independent School District	4.90	8/15/08	130,000	132,102
Edgewood Texas Independent School District	5.00	8/15/09	130,000	132,274
Edgewood Texas Independent School District	5.00	8/15/10	140,000	142,449
Edgewood Texas Independent School District	5.25	8/15/13	160,000	163,326
Garland Texas, Certificates of Obligation	5.75	2/15/18	75,000	77,810
Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.25	9/1/10	500,000	520,035
Harlingen Texas Airport Improvement Revenue, AMT (AMBAC)	4.70	2/15/11	250,000	250,200
Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.40	2/15/10	165,000	174,709
Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	360,000	374,288
Harris County Texas Municipal Utilities District No. 368	7.00	9/1/14	120,000	132,242
Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	299,000	324,881
Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	110,000	117,499
Houston Texas Sewer System Revenue	6.38	10/1/08	65,000	66,463
Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	20,000	20,576
Lubbock Texas Health Facility Revenue	5.88	3/20/37	400,000	432,224
North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,730,000	1,755,552
Northeast Hospital Authority Texas Revenue	8.00	7/1/08	120,000	123,547
Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	8,215	8,310
Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,000	35,044
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	620,000	612,895
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	525,000	517,844
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	805,000	795,928
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	845,000	836,592

Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	635,000	733,298
Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	1,945,000	2,720,608
Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	2,345,000	3,101,145
Southeast Texas Hospital Finance, ETM	6.50	5/1/09	55,000	56,508
Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.00	1/1/37	35,000	36,883
Tarrant County Texas Housing Finance Corp. Multi-Family Revenue (FNMA) (a)	3.67	2/15/27	900,000	900,000
Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)	5.00	7/1/08	70,000	70,000
Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.25	2/1/11	300,000	303,825
Texas State Public Finance Authority Building Revenue, General Services, Series A (AMBAC)	5.50	2/1/12	250,000	256,098
Texas State Public Finance Authority, GO	5.25	10/1/09	500,000	507,625
Texas Water Development Board Revenue, Series B	5.75	7/15/12	500,000	527,220
Waxahachie, Texas (AMBAC)	4.00	8/1/18	1,895,000	1,872,810
Waxahachie, Texas (AMBAC)	4.00	8/1/19	1,970,000	1,928,591
Waxahachie, Texas (AMBAC)	4.10	8/1/20	2,050,000	2,008,631
Waxahachie, Texas (AMBAC)	4.13	8/1/21	2,025,000	1,970,386
Waxahachie, Texas (AMBAC)	4.20	8/1/22	585,000	571,387
Waxahachie, Texas (AMBAC)	4.25	8/1/23	580,000	566,608
Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,240,000	1,207,276
Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue	4.75	11/15/12	200,000	204,728

				35,650,641

Utah - 0.55%
Provo City Utah Housing Authority, Multi-Family, Lookout Pointe Apartments (GNMA)	6.00	7/20/08	25,000	25,042
Salt Lake City Utah Hospital Revenue, ETM	8.00	5/15/07	5,000	5,024
Utah Housing Corp., Single Family Mortgage Revenue	4.63	7/1/27	800,000	790,104
Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	1,385,000	1,429,472
Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	740,000	768,253
Utah State Housing Finance Agency, Single Family Mortgage	5.50	7/1/16	10,000	10,004
Utah State Housing Finance Agency, Single Family Mortgage, AMT	5.05	7/1/12	10,000	10,042
Utah State Housing Finance Agency, Single Family Mortgage, AMT	5.40	7/1/20	50,000	50,848
Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.40	7/1/16	25,000	25,292
Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.20	7/1/11	10,000	10,024
Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.25	7/1/11	20,000	20,175
Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.25	7/1/12	10,000	9,997

				3,154,277

Various States - 0.82%
Municipal Mortgage & Equity Financial CDD Senior Securitization Trust, Mandatory Put 11/1/08 @ 100 (LOC)	3.38	11/1/08	4,771,586	4,675,677

Vermont - 0.05%
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/07	95,000	95,303
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.75	7/1/13	175,000	181,106

				276,409

Virginia - 0.37%
Arlington County Virginia Industrial Development Authority, Multi-Family Revenue, Woodbury Park Project (FHLMC) (a)	3.65	3/1/35	1,040,000	1,039,999
Chesterfield County Virginia Industrial Development Authority (LOC)	5.00	7/1/14	445,000	459,810
Chesterfield County Virginia Industrial Development Authority (LOC)	5.20	7/1/19	165,000	170,244
Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	245,000	250,976
Richmond Virginia Metro Authority Expressway Revenue, ETM	7.00	10/15/13	180,000	198,223

				2,119,252

Washington - 1.62%
Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	250,000	253,758
King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,775,000	2,011,252
Seattle Washington New Public Housing Authority	4.88	8/1/08	1,340,000	1,361,494
Seattle Washington New Public Housing Authority	4.88	8/1/09	1,615,000	1,659,719
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	120,000	123,917
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	245,000	242,626
Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	470,000	515,322
Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,500,000	1,542,615
Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.85	7/1/12	725,000	755,182
Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	135,000	136,088
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	240,000	247,812
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	200,000	206,692
Washington State, Series A, GO	5.25	7/1/12	200,000	203,716

				9,260,193

West Virginia - 1.16%
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,000	55,255
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	55,000	55,299
Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	180,000	188,440
Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	405,000	416,725
Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.40	12/1/10	150,000	161,240
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	5.00	9/1/13	1,205,000	1,289,350
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/17	1,155,000	1,160,706
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,410,000	1,411,959
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	800,000	801,672
Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	1,000,000	1,056,850

				6,597,496

Wisconsin - 1.71%
Beloit Wisconsin School District	5.00	10/1/12	250,000	251,640
Hortonville Wisconsin School District	4.90	4/1/11	100,000	101,255
LA Crosse Wisconsin, Series B	3.50	11/1/08	1,500,000	1,486,095
Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/1/07 @ 100	7.38	7/1/09	25,000	25,223
Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	800,000	810,216
Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	835,000	845,680
Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	975,000	950,947
Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	245,000	245,174
Wisconsin Housing & Economic Development Authority, Series B, AMT	4.95	9/1/09	95,000	95,832
Wisconsin Housing & Economic Development Authority, Series C	4.60	11/1/11	1,000,000	1,033,280
Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	3,000,000	3,199,771
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.10	8/15/07	285,000	286,345
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	170,000	173,126
Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	100,000	100,506

Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	135,000	135,074

				9,740,164

Total Municipal Bonds (Cost $510,342,599)				515,199,811

Taxable Municipal Bond - 4.10%
Georgia - 0.24%
Fulton County Georgia Development Authority	5.75	3/1/14	1,375,000	1,366,310

Illinois - 0.95%
Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	5,250,000	5,402,565

Ohio - 1.76%
Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,660,000	5,432,071
Summit County Ohio Port Authority Revenue	5.40	11/15/10	1,700,000	1,684,598
Summit County Ohio Port Authority, Building Fund Program, Development Revenue *	6.25	5/15/26	3,000,000	2,920,920

				10,037,589

Oklahoma - 0.34%
Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	2,045,000	1,943,159

Virginia - 0.81%
Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A	5.50	9/1/34	4,740,000	4,645,864

Total Taxable Municipal Bond (Cost $23,960,813)				23,395,487

Corporate Bonds - 3.49%
AFS Energy Savings Control *	6.35	3/1/25	5,272,000	5,201,884
Amerescosolutions Energy *	6.00	5/1/22	2,656,000	2,636,000
ASC Equipment (b) *	0.00	3/1/08	4,076,846	0
IIS/Syska Holdings Energy *	3.90	8/15/08	4,383,929	4,210,062
Kidspeace National Center of Georgia *	4.50	12/1/28	2,695,000	2,739,575
Landmark Leasing LLC, Series 2004, Cass A *	6.20	10/1/22	3,754,159	3,662,933
Staunton Hotel LLC *	7.75	6/1/29	1,500,000	1,475,550

Total Corporate Bonds (Cost $24,299,523)				19,926,004

Mortgage Related - 0.94%
General Services Administration	5.04	9/15/21	5,573,623	5,395,991

Total Mortgage Related (Cost $5,573,623)				5,395,991

Money Market Mutual Funds - 0.17%
Blackrock Muni Fund (a)	3.47	12/31/49	991,235	991,235

Total Money Market Mutual Funds (Cost $991,235)				991,235

Total Investments (Cost $565,167,793) (a)-98.91%				564,908,528
Other assets in excess of liabilities - 1.09%				6,225,191

NET ASSETS - 100.00%				$571,133,719

(a)	Variable rate security. The rate reflected is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.

(b)	Issuer has defaulted on the payment of interest.

(c)	Rate represents the effective yield at purchase.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA – American Capital Access

ADFA/ADED – Arkansas Development Finance Authority

AMT – Alternative Minimum Tax

AMBAC – American Municipal Bond Assurance Corp.

BIG – Business Installations and Equipment Loan Guarantee

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance, Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

GTY – Guaranteed

HUD – Housing and Urban Development

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MBIA-IBC – MBIA Insured Bond Certificate

PSF – Permanent School Fund

RADIAN – Radian Group, Inc.

SONYMA – State of New York Mortgage Agency

XLCA – XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments	March 31, 2007
(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Mortgages - 55.05%
Fannie Mae Strip, Series 317, Class 1, PO	0.00%	12/1/31	$135,051	$109,210
Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	2,701,142	632,326
Fannie Mae Strip, Series 378, Class 4	5.00	7/1/36	2,939,654	703,008
Fannie Mae, Pool #124836	10.00	5/1/22	35,363	39,213
Fannie Mae, Pool #124911	10.00	3/1/16	15,169	16,956
Fannie Mae, Pool #190535	11.00	1/1/16	7,364	8,385
Fannie Mae, Pool #23	8.50	8/1/11	1,859	1,869
Fannie Mae, Pool #252259	5.50	2/1/14	17,130	17,241
Fannie Mae, Pool #253265	7.50	5/1/30	13,654	14,290
Fannie Mae, Pool #253267	8.50	5/1/30	9,635	10,370
Fannie Mae, Pool #253399	8.50	8/1/30	99,553	107,143
Fannie Mae, Pool #253438	8.50	9/1/30	18,314	19,710
Fannie Mae, Pool #253545	7.00	12/1/30	6,625	6,921
Fannie Mae, Pool #253584	7.50	1/1/31	24,566	25,711
Fannie Mae, Pool #253643	7.50	2/1/31	26,191	27,412
Fannie Mae, Pool #254346	6.50	6/1/32	163,683	166,976
Fannie Mae, Pool #254487	7.50	9/1/32	18,072	18,865
Fannie Mae, Pool #254693	5.50	4/1/33	1,527,823	1,515,303
Fannie Mae, Pool #255313	5.50	8/1/34	222,452	220,114
Fannie Mae, Pool #303406	10.00	2/1/25	49,093	54,790
Fannie Mae, Pool #313033	10.00	7/1/17	4,906	5,488
Fannie Mae, Pool #313328	10.00	7/1/18	9,581	10,826
Fannie Mae, Pool #323354	6.00	11/1/28	53,172	53,983
Fannie Mae, Pool #357327	5.00	1/1/18	401,226	396,916
Fannie Mae, Pool #357776	5.50	4/1/20	30,469	30,554
Fannie Mae, Pool #359461	10.50	12/1/17	5,304	5,888
Fannie Mae, Pool #378141	10.00	4/1/19	43,747	48,938
Fannie Mae, Pool #397120	10.00	5/1/21	29,161	32,020
Fannie Mae, Pool #447140	7.50	11/1/29	562	589
Fannie Mae, Pool #482513	5.50	1/1/14	186,444	187,654
Fannie Mae, Pool #50163	10.50	11/1/18	2,143	2,471
Fannie Mae, Pool #511096	7.50	8/1/29	934	979
Fannie Mae, Pool #514132	7.00	8/1/29	149,581	155,899
Fannie Mae, Pool #514574	7.50	1/1/30	91,086	95,480
Fannie Mae, Pool #534063	7.50	3/1/30	44,442	46,589
Fannie Mae, Pool #535332	8.50	4/1/30	63,912	68,754
Fannie Mae, Pool #535435	8.50	8/1/30	20,691	22,268
Fannie Mae, Pool #535488	8.50	9/1/30	77,841	83,776
Fannie Mae, Pool #535988	7.00	6/1/31	186,159	194,008
Fannie Mae, Pool #536282	8.50	7/1/30	6,626	7,131
Fannie Mae, Pool #54075	8.50	12/1/08	1,958	1,980
Fannie Mae, Pool #541903	7.50	6/1/30	6,571	6,877
Fannie Mae, Pool #545082	7.50	6/1/31	16,618	17,392
Fannie Mae, Pool #545139	7.00	8/1/31	436,218	455,692
Fannie Mae, Pool #545556	7.00	4/1/32	16,228	16,912
Fannie Mae, Pool #545762	6.50	7/1/32	77,870	80,060
Fannie Mae, Pool #546591	8.50	6/1/30	27,675	29,785
Fannie Mae, Pool #548190	7.50	10/1/30	22,896	23,963
Fannie Mae, Pool #549605	8.50	8/1/30	1,584	1,690
Fannie Mae, Pool #555144	7.00	10/1/32	74,452	77,678
Fannie Mae, Pool #555494	5.50	5/1/18	11,705	11,762
Fannie Mae, Pool #555531	5.50	6/1/33	260,635	258,499

Fannie Mae, Pool #557160	8.50	12/1/30	15,683	16,879
Fannie Mae, Pool #560534	7.00	11/1/30	3,328	3,477
Fannie Mae, Pool #561883	7.50	11/1/30	40,365	42,246
Fannie Mae, Pool #562906	7.50	3/1/31	20,670	21,620
Fannie Mae, Pool #573752	8.50	2/1/31	23,683	25,489
Fannie Mae, Pool #580515	5.50	4/1/16	296,242	297,958
Fannie Mae, Pool #590944	7.00	8/1/31	51,943	54,132
Fannie Mae, Pool #606565	7.00	10/1/31	2,900	3,022
Fannie Mae, Pool #606964	7.00	10/1/31	95,033	99,040
Fannie Mae, Pool #610381	7.00	10/1/31	27,144	28,288
Fannie Mae, Pool #610995	5.50	11/1/16	92,407	92,942
Fannie Mae, Pool #615206	6.50	11/1/31	2,775	2,858
Fannie Mae, Pool #617271	5.50	1/1/17	303,477	305,235
Fannie Mae, Pool #621535	6.50	3/1/32	3,755	3,861
Fannie Mae, Pool #625030	6.50	1/1/32	113,931	117,352
Fannie Mae, Pool #653877	6.50	8/1/32	30,798	31,664
Fannie Mae, Pool #654790	6.50	8/1/32	299,818	305,849
Fannie Mae, Pool #666705	5.50	11/1/17	21,399	21,504
Fannie Mae, Pool #683287	5.50	2/1/18	462,335	464,443
Fannie Mae, Pool #688729	5.50	3/1/18	474,056	475,175
Fannie Mae, Pool #725027	5.00	11/1/33	3,795,998	3,677,186
Fannie Mae, Pool #725162	6.00	2/1/34	341,322	345,398
Fannie Mae, Pool #725418	6.50	5/1/34	155,192	158,314
Fannie Mae, Pool #725424	5.50	4/1/34	357,461	353,704
Fannie Mae, Pool #725704	6.00	8/1/34	764,367	773,494
Fannie Mae, Pool #727384	4.50	9/1/18	385,851	373,498
Fannie Mae, Pool #731076	5.50	7/1/18	53,777	53,904
Fannie Mae, Pool #735504	6.00	4/1/35	106,842	1,029,630
Fannie Mae, Pool #735611	5.50	3/1/20	66,164	66,489
Fannie Mae, Pool #737287	5.00	6/1/18	42,327	41,854
Fannie Mae, Pool #740710	4.50	9/1/18	85,561	82,822
Fannie Mae, Pool #741732	5.00	11/1/18	774,095	765,442
Fannie Mae, Pool #745140	5.00	11/1/35	2,842,816	2,749,364
Fannie Mae, Pool #745192	5.50	6/1/20	919,021	921,190
Fannie Mae, Pool #745428	5.50	1/1/36	1,213,165	1,200,415
Fannie Mae, Pool #745592	5.00	1/1/21	1,714,343	1,695,180
Fannie Mae, Pool #745737	5.00	3/1/21	2,509,721	2,481,667
Fannie Mae, Pool #745809	5.50	6/1/20	919,668	921,839
Fannie Mae, Pool #745833	6.00	1/1/21	1,088,021	1,108,409
Fannie Mae, Pool #761240	4.00	6/1/19	1,821,647	1,721,899
Fannie Mae, Pool #782586	5.00	6/1/19	263,574	259,913
Fannie Mae, Pool #784200	5.00	6/1/19	41,285	40,712
Fannie Mae, Pool #788210	5.50	2/1/21	413,965	415,017
Fannie Mae, Pool #819432 (a)	4.61	3/1/35	2,197,171	2,180,151
Fannie Mae, Pool #838926	5.50	8/1/35	1,846,037	1,828,612
Fannie Mae, Pool #842993	6.00	10/1/35	563,052	567,228
Fannie Mae, Pool #845429	5.50	1/1/21	91,675	91,908
Fannie Mae, Pool #852939	6.00	2/1/36	482,721	486,301
Fannie Mae, Pool #882228	6.50	9/1/36	969,044	988,547
Fannie Mae, Pool #891600	6.00	6/1/36	81,460	82,064
Fannie Mae, Pool #896540	6.50	9/1/36	502,335	512,445
Fannie Mae, Pool #900349	6.00	9/1/36	356,348	358,991
Fannie Mae, Pool #901079	6.00	8/1/36	356,001	358,642
Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	276,294	287,909
Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	290,000	283,437
Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	592,729	593,941
Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	440,253	450,447
Fannie Mae, Series 2004-99, Class AO	5.50	1/25/34	1,427,166	1,432,835
Fannie Mae, Series 2005-27, Class PC	5.50	5/25/34	1,002,075	1,006,523
Fannie Mae, Series 2005-3, Class AP	5.50	2/25/35	880,744	887,533
Fannie Mae, Series 2005-57, Class PA	5.50	5/25/27	1,480,100	1,480,120
Fannie Mae, Series 2005-58, Class EP	5.50	7/25/35	850,591	857,323

Fannie Mae, TBA	6.00	3/19/22	5,000,000	5,081,249
Fannie Mae, TBA	4.50	4/17/22	3,000,000	2,903,436
Fannie Mae, TBA	5.00	4/17/22	1,000,000	986,250
Fannie Mae, TBA	6.00	5/17/22	4,000,000	4,063,751
Fannie Mae, TBA	5.00	4/12/37	4,000,000	3,863,752
Federal Home Loan Bank Discount Note	0.00	4/2/07	36,800,000	36,794,919
Freddie Mac Gold, TBA	5.00	4/17/22	4,000,000	3,943,752
Freddie Mac Gold, TBA	6.00	4/17/22	1,000,000	1,016,250
Freddie Mac Gold, TBA	0.00	3/1/37	1,625,000	1,635,410
Freddie Mac Gold, TBA	5.00	4/12/37	3,000,000	2,898,750
Freddie Mac Gold, TBA	5.50	5/14/37	9,000,000	8,901,557
Freddie Mac Gold, TBA	6.00	5/14/37	4,000,000	4,029,999
Freddie Mac Strip, Series 231, Class IO	5.50	8/1/35	2,481,846	567,531
Freddie Mac Strip, Series 232, Class IO	5.00	8/1/35	1,902,564	446,617
Freddie Mac, Gold Pool #A12118	5.00	8/1/33	767,162	743,366
Freddie Mac, Gold Pool #A50923	6.00	7/1/36	268,076	270,236
Freddie Mac, Gold Pool #B19026	4.50	3/1/20	375,695	363,778
Freddie Mac, Gold Pool #C01104	8.00	12/1/30	7,387	7,775
Freddie Mac, Gold Pool #C01187	7.50	5/1/31	34,165	35,737
Freddie Mac, Gold Pool #C01372	7.50	5/1/32	43,579	45,466
Freddie Mac, Gold Pool #C35806	7.50	2/1/30	271	283
Freddie Mac, Gold Pool #C41019	8.00	8/1/30	15,432	16,244
Freddie Mac, Gold Pool #C41473	7.50	8/1/30	22,400	23,431
Freddie Mac, Gold Pool #C41513	8.00	8/1/30	29,902	31,475
Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,414	5,699
Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,445	8,834
Freddie Mac, Gold Pool #C48206	7.50	3/1/31	5,984	6,259
Freddie Mac, Gold Pool #C50601	8.00	4/1/31	53,925	56,738
Freddie Mac, Gold Pool #C58121	7.50	9/1/31	34,384	35,944
Freddie Mac, Gold Pool #C59301	7.50	10/1/31	24,472	25,582
Freddie Mac, Gold Pool #C65032	7.50	2/1/32	7,164	7,474
Freddie Mac, Gold Pool #C67274	7.50	5/1/32	11,800	12,311
Freddie Mac, Gold Pool #C68001	7.00	6/1/32	51,007	52,926
Freddie Mac, Gold Pool #D11089	9.50	10/1/17	31,949	34,492
Freddie Mac, Gold Pool #E00627	5.50	2/1/14	191,254	192,412
Freddie Mac, Gold Pool #E01137	6.00	3/1/17	152,914	155,664
Freddie Mac, Gold Pool #E01653	4.50	6/1/19	89,541	86,865
Freddie Mac, Gold Pool #E84261	6.00	7/1/16	55,185	56,177
Freddie Mac, Gold Pool #E89400	6.00	4/1/17	12,920	13,150
Freddie Mac, Gold Pool #E90895	6.00	7/1/17	60,099	61,167
Freddie Mac, Gold Pool #E91323	6.00	9/1/17	126,582	128,832
Freddie Mac, Gold Pool #G01135	8.00	9/1/30	3,943	4,150
Freddie Mac, Gold Pool #G01311	7.00	9/1/31	4,747	4,940
Freddie Mac, Gold Pool #G01391	7.00	4/1/32	37,821	39,361
Freddie Mac, Gold Pool #G11720	4.50	8/1/20	2,086,506	2,022,636
Freddie Mac, Gold Pool #G11742	5.00	7/1/20	229,102	226,288
Freddie Mac, Gold Pool #G12392	5.50	9/1/21	13,048,548	13,076,123
Freddie Mac, Gold Pool #J00106	4.50	9/1/20	175,811	170,235
Freddie Mac, Gold Pool #J00773	5.00	12/1/20	402,049	396,670
Freddie Mac, Gold Pool #J02720	4.50	11/1/20	129,819	125,702
Freddie Mac, Gold Pool #M80813	4.00	4/1/10	443,192	427,094
Freddie Mac, Pool #170199	9.50	10/1/16	64,268	69,618
Freddie Mac, Pool #183455	12.00	12/1/10	7,548	8,126
Freddie Mac, Pool #360019	10.50	12/1/17	3,904	4,426
Freddie Mac, Pool #555285	10.00	4/1/16	6,509	6,780
Freddie Mac, Series 2509, Class CB	5.00	10/15/17	2,160,000	2,145,882
Freddie Mac, Series 2538, Class CB	5.00	12/15/17	640,000	629,163
Freddie Mac, Series 2864, Class NA	5.50	1/15/31	786,180	790,090
Freddie Mac, Series 2966, Class NW	5.00	8/15/25	2,036,329	2,026,928
Freddie Mac, Series 2973, Class EB	5.50	4/15/35	1,057,553	1,067,374
Freddie Mac, Series 3131, Class MA	5.50	11/15/27	1,224,866	1,229,136
Freddie Mac, Series 3138, Class PA	5.50	2/15/27	1,922,601	1,928,836

Freddie Mac, Series 3189, Class PJ	6.00	3/15/30	1,806,089	1,831,230
Government National Mortgage Association, Pool #112784	12.00	2/15/14	7,193	8,116
Government National Mortgage Association, Pool #156617	11.00	1/15/16	24,126	26,798
Government National Mortgage Association, Pool #36890	10.00	11/15/09	9,960	10,443
Government National Mortgage Association, Pool #38484	11.00	3/15/10	4,023	4,328
Government National Mortgage Association, Pool #41625	11.00	7/15/10	4,408	4,742
Government National Mortgage Association, Pool #42444	11.00	9/15/10	4,346	4,675
Government National Mortgage Association, Pool #42710	11.00	9/15/10	8,264	8,890
Government National Mortgage Association, Pool #43080	11.00	8/15/10	4,787	5,150
Government National Mortgage Association, Pool #43285	11.00	8/15/10	364	392
Government National Mortgage Association, Pool #45290	11.00	12/15/10	35,268	37,939
Government National Mortgage Association, Pool #488233	6.00	4/15/29	13,079	13,297
Government National Mortgage Association, Pool #497630	6.00	2/15/29	6,216	6,320
Government National Mortgage Association, Pool #545212	7.00	12/15/30	3,049	3,189
Government National Mortgage Association, Pool #58625	12.00	11/15/12	11,117	12,851
Government National Mortgage Association, Pool #604791	5.50	11/15/33	233,371	232,398
Government National Mortgage Association, Pool #637301	6.50	11/15/34	38,682	39,699
Government National Mortgage Association, Pool #70492	12.00	9/15/13	11,860	13,875
Government National Mortgage Association, Pool #71155	12.00	8/15/13	17,335	20,293
Government National Mortgage Association, Pool #780315	9.50	12/15/17	16,528	17,885
Government National Mortgage Association, Pool #780384	11.00	12/15/17	11,242	12,823
Government National Mortgage Association, Pool #780554	10.00	5/15/19	43,521	48,370
Government National Mortgage Association, Pool #780609	9.50	9/15/22	9,330	10,259
Government National Mortgage Association, Pool #781548	7.00	11/15/32	90,624	94,778
Government National Mortgage Association, Pool #80094	5.75	7/20/27	7,518	7,590
Government National Mortgage Association, Pool #80114 (a)	5.75	9/20/27	15,118	15,291
Government National Mortgage Association, Pool #80123 (a)	6.13	10/20/27	23,863	24,173
Government National Mortgage Association, Pool #80137 (a)	6.13	11/20/27	18,809	19,053
Government National Mortgage Association, Pool #80145 (a)	6.13	12/20/27	7,042	7,133
Government National Mortgage Association, Pool #80156	5.38	1/20/28	8,407	8,513

Government National Mortgage Association, Pool #80916 (a)	3.75	5/20/34	811,140	806,240
Government National Mortgage Association, Pool #8585 (a)	5.38	1/20/25	26,900	27,236
Government National Mortgage Association, Pool #8595 (a)	5.38	2/20/25	69,089	70,002
Government National Mortgage Association, Pool #8611 (a)	5.38	3/20/25	21,769	22,043
Government National Mortgage Association, Pool #8621	5.38	4/20/25	34,127	34,413
Government National Mortgage Association, Pool #8631	5.38	5/20/25	67,048	67,611
Government National Mortgage Association, Pool #8644 (a)	5.38	6/20/25	20,351	20,589
Government National Mortgage Association, Pool #8664 (a)	5.75	7/20/25	17,327	17,535

				154,160,905

Collateralized Mortgage Obligations - 21.53%
Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	504,245	507,339
Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,114,358	1,158,841
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,385,000	1,443,092
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4	5.36	10/10/45	1,370,000	1,367,730
Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	402,555	400,603
Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	452,801	448,595
Bank of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	4.89	11/10/42	1,300,000	1,297,414
Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,500,000	1,517,042
Bear Stearns Commerical Mortgage Securities Corp., Series 2005-PWR7, Class A2	4.95	2/11/41	1,190,000	1,179,953
Capco America Securitization Corp., Series 1998-D7, Class A1B	6.26	10/15/30	1,791,416	1,810,412
Chase Commercial Mortgage Securities Corp., Series 1997-2, Class A2	6.60	12/19/29	1,047,449	1,049,129
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	219,053	228,412
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	1,808,808	1,907,746
Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,625,522	1,699,855
Commericial Mortgage Acceptance Corp., Series 1998-C2, Class A2	6.03	9/15/30	535,221	536,669
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	2,341,083	2,351,714
Countrywide Asset-Backed Certificiates, Series 2005-IM3, Class A1 (a)	5.44	3/25/36	521,199	521,243
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,160,000	1,122,974
CS First Boston Mortgage Securities Corp, Series 2003-C3, Class A5	3.94	5/15/38	1,660,000	1,551,907
CS Frist Boston Mortgage Securities Corp., Series 2002-CP3, Class A3	5.60	7/15/35	1,660,000	1,692,334

DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.46	3/10/32	275,000	280,252
First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,570,000	1,648,058
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A1	5.67	12/12/33	1,329,762	1,338,096
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,825,000	1,813,644
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.18	5/15/33	218,394	221,081
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	343,015	353,355
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	749,249	776,435
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	803,250	849,310
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	959,684	1,011,338
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	5.44	3/10/39	1,675,000	1,679,824
GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	1,148,108	1,156,335
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	985,000	978,586
GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.06	8/25/34	1,646,430	1,624,910
Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	5.59	10/25/35	1,012,825	1,014,768
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,654,365	1,707,580
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4	5.44	6/12/47	1,575,000	1,580,655
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,080,000	1,054,872
JP Morgan Commerical Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	734,920	771,277
Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	204	46
LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	697,829	737,725
LB -UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,150,000	1,209,256
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	841,828	850,252
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2	6.30	10/15/35	1,919,608	1,943,647
Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	1,038,859	1,042,460
Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	449,001	444,753
Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	177,439	179,211

Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2	6.66	3/18/30	1,268,607	1,275,255
Nationslink Funding Corp., Series 1998-1, Class A3	6.40	3/20/30	317,587	316,665
Nationslink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	1,262,425	1,277,250
Prudential Mortgage Capital Funding, LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,525,000	1,599,586
Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2 (a)	7.09	5/18/32	1,140,198	1,165,539
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	5.64	10/25/35	828,005	831,074
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	875,000	862,618
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.77	7/15/45	1,335,000	1,370,770
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.31	11/15/48	1,550,000	1,537,775

				60,297,262

Corporate Bonds - 11.94%
Anadarko Petroleum Corp. (Independent Energy)	6.45	9/15/36	750,000	742,160
Associates Corp. NA (Banking)	6.25	11/1/08	170,000	172,893
Avalon Bay Communities, Inc. (REITS)	7.50	12/15/10	175,000	188,186
Bank of America Corp. (Banking)	7.80	2/15/10	545,000	584,458
Bank of America Corp. (Banking)	4.50	8/1/10	620,000	611,227
Bank of New York (Banking)	3.80	2/1/08	275,000	271,678
Barclays Bank PLC NY (Banking) (a)	5.35	3/13/09	3,670,000	3,672,276
Berkshire Hathaway Finance Corp. (Property & Casualty)	3.40	7/2/07	260,000	258,836
Berkshire Hathaway Finance Corp. (Property & Casualty)	4.13	1/15/10	385,000	376,802
Bristol-Myers Squibb (Pharmaceuticals)	5.88	11/15/36	325,000	318,500
Bristol-Myers Squibb (Pharmaceuticals)	6.88	8/1/97	60,000	63,736
Carolina Power & Light (Electric)	6.13	9/15/33	250,000	255,245
CenterPoint Energy Resources Corp., Series B (Gas Pipelines)	7.88	4/1/13	280,000	312,045
Citigroup, Inc. (Banking)	3.50	2/1/08	365,000	360,008
Citigroup, Inc. (Banking)	3.63	2/9/09	1,495,000	1,459,001
Citigroup, Inc. (Banking)	4.25	7/29/09	410,000	403,377
Citigroup, Inc. (Banking)	4.13	2/22/10	1,335,000	1,306,237
Citigroup, Inc. (Banking) (b)	4.63	8/3/10	70,000	69,227
Citigroup, Inc. (Banking)	6.13	8/25/36	200,000	203,140
Comcast Cable Communications Holdings (Media Cable) (c)	8.38	3/15/13	985,000	1,126,414
Comcast Corp. (Media Cable)	7.63	2/15/08	170,000	172,917
Comcast Corp. (Media Cable)	7.05	3/15/33	75,000	80,520
Comcast Corp. (Media Cable)	6.50	11/15/35	150,000	151,136
Consolidated Natural Gas, Series A (Gas Pipelines)	5.00	3/1/14	25,000	24,246
Consolidated Natural Gas, Series C (Gas Pipelines)	6.25	11/1/11	125,000	129,922
Dominion Resources, Inc. (Electric)	7.20	9/15/14	250,000	274,798
Dominion Resources, Inc., Series A (Electric)	8.13	6/15/10	85,000	92,582
Energy East Corp. (Electric)	6.75	7/15/36	200,000	211,353
Enterprise Products Operations (Gas Pipelines)	4.00	10/15/07	125,000	124,089
Federated Department Stores (Retailers)	6.79	7/15/27	50,000	49,290
Florida Power and Light Co. (Electric) (b)	4.95	6/1/35	200,000	177,265

General Electric Capital Corp. (NonCapt Diversified)	4.13	9/1/09	640,000	627,936
General Electric Capital Corp. (NonCapt Diversified)	5.00	11/15/11	2,195,000	2,188,528
GTE Corp. (Wirelines)	6.94	4/15/28	50,000	52,732
Halliburton Co. (Oil Field Service)	5.50	10/15/10	325,000	328,509
Halliburton Co. (Oil Field Service)	7.60	8/15/96	125,000	143,434
HSBC Finance Corp. (NonCapt Consumer)	4.75	5/15/09	200,000	198,280
Lehman Brothers Holdings, Series MTN (Brokerage)	5.75	7/18/11	325,000	331,672
Lehman Brothers Holdings (Brokerage)	7.88	8/15/10	210,000	226,088
Margan Stanley (Finance -Investment Banking)	5.61	1/9/12	4,340,000	4,339,411
Massachusetts Mutual Life (Life Insurance) *	7.63	11/15/23	108,000	129,865
May Department Stores Co. (Retailers)	6.65	7/15/24	50,000	49,138
May Department Stores Co. (Retailers) (b)	6.70	7/15/34	35,000	34,521
MetLife, Inc. (Life Insurance)	6.40	12/15/36	555,000	541,898
Morgan Stanley (Brokerage)	5.05	1/21/11	350,000	348,386
Morgan Stanley (Brokerage) (b)	6.75	4/15/11	200,000	211,535
Morgan Stanley, Series MTN (Brokerage)	5.63	1/9/12	215,000	217,825
New Jersey Bell Telephone (Wirelines)	7.85	11/15/29	40,000	45,360
News America Holdings (Media Non Cable)	8.50	2/23/25	225,000	270,412
News America Holdings (Media Non Cable)	8.45	8/1/34	55,000	68,897
News America Holdings (Media Non Cable)	8.15	10/17/36	210,000	251,295
News America, Inc. (Media Non Cable)	7.63	11/30/28	110,000	123,273
Phillips Petroleum Co. (Integrated Energy)	7.00	3/30/29	60,000	67,037
Pricoa Global Funding I (Life Insurance) *	4.35	6/15/08	325,000	320,287
Rouse Co. (High Yield - REITS)	5.38	11/26/13	350,000	329,354
SBC Communications, Inc. (Wirelines) *	4.21	6/5/07	1,050,000	1,049,885
Sprint Capital Corp. (Wireless)	8.75	3/15/32	90,000	106,157
Sprint Nextel Corp. (Wireless)	6.00	12/1/16	275,000	270,629
Structured Asset Receivable Trust, Series 2003-2 (Life Insurance) (a) *	5.88	1/21/09	597,755	597,570
Suntrust Bank (Banking)	3.63	10/15/07	415,000	411,151
Suntrust Bank (Banking)	4.00	10/15/08	160,000	157,159
Suntrust Bank (Banking)	4.42	6/15/09	275,000	269,713
Suntrust Capital VIII (Banking) (a)	6.10	12/1/66	250,000	234,184
TCI Communications, Inc. (Media Cable)	7.88	8/1/13	170,000	190,365
TCI Communications, Inc. (Media Cable)	7.88	2/15/26	10,000	11,481
Time Warner Entertainment (Media Cable)	8.38	3/15/23	150,000	177,311
Time Warner, Inc. (Entertainment) (b)	7.57	2/1/24	115,000	127,074
Time Warner, Inc. (Entertainment)	6.95	1/15/28	200,000	209,429
Time Warner, Inc. (Entertainment)	6.63	5/15/29	300,000	303,599
Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	30,000	34,178
Tyco International Group SA, Yankee	6.38	10/15/11	140,000	147,947
(Diversified Manufacturing)
US Bancorp, Series MTNN (Banking)	3.95	8/23/07	55,000	54,702
US Bank NA (Banking)	4.40	8/15/08	700,000	691,994
USAA Capital Corp. (NonCapt Diversified) *	4.00	12/10/07	240,000	237,706
Verizon Virginia, Inc. (Wirelines)	4.63	3/15/13	425,000	404,064
Wachovia Bank NA (Banking)	4.38	8/15/08	110,000	108,692
Wachovia Corp. (Banking)	6.30	4/15/08	280,000	283,135
Wellpoint, Inc. (Other Investment Grade Corporates)	5.95	12/15/34	85,000	83,408
Wellpoint, Inc. (Other Investment Grade Corporates)	5.85	1/15/36	155,000	149,758

Wells Fargo Co. (Banking)	4.20	1/15/10	480,000	469,608
Wells Fargo Co. (Banking)	4.63	8/9/10	750,000	741,627
Wells Fargo Co. (Banking)	4.88	1/12/11	210,000	208,830

				33,420,593

Asset Backed Securities - 6.37%
Bear Stearns Asset Backed Securities, Inc., Series 2006-EC1, Class A1 (a)	5.40	12/25/35	404,708	404,744
Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	4.05	7/15/09	1,652,968	1,644,826
Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	2,000,000	2,004,834
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4 (a)	5.60	6/25/35	262,642	263,184
Daimler Chrysler Auto Trust, Series 2006-C, Class A3	5.02	7/8/10	2,175,000	2,173,978
Ford Credit Auto Owner Trust, Series 2004-A, Class A3	2.93	3/15/08	167,424	167,136
Ford Credit Auto Owner Trust, Series 2005-A, Class A3	3.48	11/15/08	728,742	725,093
Ford Credit Auto Owner Trust, Series 2005-B, Class A3	4.17	1/15/09	898,733	895,088
Ford Credit Auto Owner Trust, Series 2005-C, Class A3	4.30	8/15/09	1,883,615	1,871,858
Honda Auto Receivables Owner Trust, Series 2006-1, Class A3	5.07	2/18/10	2,150,000	2,147,888
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1	4.90	7/15/11	2,100,000	2,098,591
MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	460,000	468,335
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class A1 (a)	5.40	2/25/36	638,762	638,876
SLM Student Loan Trust, Series 2003-4, Class A3 (a)	5.45	12/15/15	353,940	354,017
Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,950,000	1,970,618

				17,829,066

Foreign Bonds - 3.97%
Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	875,000	915,550
Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	380,000	393,435
Bank of Scotland Treasury Services (Banking) *	3.50	11/30/07	460,000	454,873
BSKYB Finance UK PLC (Media Non Cable) *	6.50	10/15/35	40,000	39,635
Deutsche Telekom International Finance (Wirelines)	8.25	6/15/30	145,000	179,605
Encana Holdings Financial Corp. (Independent Energy)	5.80	5/1/14	25,000	25,492
HBOS Treasury Services PLC (Banking) *	3.60	8/15/07	210,000	208,730
HBOS Treasury Services PLC (Banking) *	5.00	11/21/11	1,855,000	1,845,372
National Westminster Bank (Banking)	7.38	10/1/09	225,000	236,216
Nationwide Building Society (Banking) *	3.50	7/31/07	525,000	521,755
Nationwide Building Society (Banking) *	4.25	2/1/10	250,000	243,995
Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio)	0.00	7/15/18	75,000	43,017
Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio)	0.00	10/15/18	75,000	42,411
Scottish Power PLC (Electric)	4.91	3/15/10	275,000	272,883

Small Business Administration (Non U.S. Agency Bond Portfolio)	4.52	2/10/13	345,388	335,414
Small Business Administration (Non U.S. Agency Bond Portfolio)	4.50	2/1/14	575,365	558,751
Suncor Energy, Inc., Yankee (Integrated Energy)	5.95	12/1/34	5,000	5,019
Teck Cominco Ltd. (Metals)	6.13	10/1/35	225,000	218,052
Telecom Italia Capital (Wirelines)	5.25	10/1/15	325,000	308,342
Telecom Italia Capital (Wirelines) (b)	6.00	9/30/34	50,000	45,276
Telecom Italia Capital (Wirelines)	7.20	7/18/36	250,000	260,279
Telefonica Emisiones S.A.U. (Wirelines)	6.42	6/20/16	225,000	234,838
Telefonica Emisiones S.A.U. (Wirelines)	7.05	6/20/36	200,000	213,578
Telefonica Europe BV (Wirelines)	7.75	9/15/10	150,000	161,634
United Mexican States (Sovereign)	6.75	9/27/34	649,000	707,735
Vodafone Group PLC (Wireless)	7.75	2/15/10	290,000	309,542
Vodafone Group PLC (Wireless) (b)	5.00	9/15/15	90,000	86,343
Vodafone Group PLC (Wireless) (a)	5.42	6/29/07	1,150,000	1,150,073
Vodafone Group PLC (Wireless) (a)	5.45	12/28/07	1,085,000	1,085,540

				11,103,385

U.S. Treasury Notes - 1.96%
U.S. Treasury Notes Strip, PO (b)	0.00	11/15/21	1,500,000	726,606
U.S. Treasury Notes Strip, Series SO (b)	0.00	11/15/27	7,455,000	2,698,240
U.S. Treasury Notes	4.63	2/15/17	2,075,000	2,070,786

				5,495,632

U.S. Treasury Inflation Protected Bonds - 1.29%
U.S. Treasury Note Inflation Index (b)	2.00	1/15/26	2,845,000	2,757,507
U.S. Treasury Note Inflation Index (b)	2.38	1/15/27	835,000	845,022

				3,602,529

Taxable Municipal Bonds - 0.29%
Belvoir Land LLC *	5.27	12/15/47	200,000	185,516
Irwin Land LLC *	5.30	12/15/35	290,000	274,198
Irwin Land LLC, Series A-1 *	5.03	12/15/25	200,000	188,276
Ohana Military Communities LLC, Housing Revenue, Series A, Class I	6.19	4/1/49	150,000	157,899

				805,889

Short -Term Investments - 0.00%
Eurodollar Time Deposit	4.50	4/2/07	7,149	7,149

Securities Held as Collateral for Securities on Loan - 2.78%
State Street Navigator Securities Lending Prime Portfolio			7,778,863	7,778,863

Total Securities Held as Collateral for Securities on Loan (Cost $7,778,863)				7,778,863

Total Investments (Cost $295,410,420) (a) - 105.18%				294,501,273
Liabilities in excess of other assets - (5.18)%				(14,497,538)

NET ASSETS - 100.00%				$280,003,735

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.

(b)	All or part of this security has been placed on loan as of March 31, 2007.

(c)	All or part of this security has been pledged as collateral for Futures and Options contracts held by the Fund.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

IO – Interest Only

PO – Principal Only

REITS – Real Estate Investment Trust Security

TBA – Security in subject to delayed delivery

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio
Portfolio of Investments	March 31, 2007
(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds – 80.10%
Aleris International, Inc. (Metals/Mining ex Steel) *	9.00	12/15/14	415,000	437,825
Alliant Techsystems, Inc. (Aerospace/Defense)	6.75	4/1/16	1,200,000	1,203,000
Allied Waste North America (Environmental)	6.88	6/1/17	225,000	225,563
American Axle & Manufacturing, Inc. (Auto Parts & Equipment)	7.88	3/1/17	550,000	548,625
American Railcar Industries (Diversified Capital Goods) *	7.50	3/1/14	140,000	143,850
American Real Estate (Gaming)	7.13	2/15/13	30,000	29,625
American Real Estate (Gaming) *	7.13	2/15/13	870,000	859,125
Amkor Technologies, Inc. (Electronics)	9.25	6/1/16	270,000	280,125
Aquila, Inc. (Electric - Integrated)	14.88	7/1/12	1,030,000	1,341,575
Aramark Corp. (Support - Services) (a) *	8.86	2/1/15	155,000	159,263
Aramark Corp. (Support - Services) *	8.50	2/1/15	1,065,000	1,107,600
Asbury Automotive Group (Non Food & Drug Retailers) *	7.63	3/15/17	285,000	285,713
Autonation, Inc. (Non Food & Drug Retailers) (a)	7.36	4/15/13	650,000	656,500
Baldor Electic Co. (Capital Goods)	8.63	2/15/17	635,000	671,513
Ball Corp. (Packaging)	6.88	12/15/12	360,000	363,600
Ball Corp. (Packaging) (b)	6.63	3/15/18	1,200,000	1,192,500
Boise Cascade LLC (Forestry/Paper) (b)	7.13	10/15/14	930,000	920,700
Bombardier, Inc. (Aerospace/Defense) *	6.30	5/1/14	200,000	190,000
Bombardier, Inc. (Aerospace/Defense) *	8.00	11/15/14	200,000	207,000
Cenveo Corp. (Printing & Publishing)	7.88	12/1/13	430,000	421,400
Church & Dwight Co., Inc. (Consumer Products/Tobacco) (b)	6.00	12/15/12	2,500,000	2,437,499
Citizens Communications (Telecom - Integrated/Svcs)	9.00	8/15/31	2,408,000	2,636,759
Citizens Communications (Telecom - Integrated/Svcs) *	7.13	3/15/19	460,000	455,400
Clear Channel Communication (Media - Broadcast)	5.50	9/15/14	290,000	256,739
Comcast Cable Communications (Cable)	10.63	7/15/12	1,225,000	1,488,477
Community Health Systems (Healthcare Fac/Supplies)	6.50	12/15/12	2,850,000	2,935,499
Cott Beverages, Inc. (Beverage)	8.00	12/15/11	355,000	362,100
Denbury Resources, Inc. (Energy - Expl & Prod)	7.50	12/15/15	93,000	93,930
DirecTV Holdings/Finance (Media - Cable)	8.38	3/15/13	1,380,000	1,454,175
Echostar DBS Corp. (Media - Cable)	5.75	10/1/08	850,000	851,063
Echostar DBS Corp. (Media - Cable)	7.13	2/1/16	3,075,000	3,174,937
El Paso Natural Gas (Gas Distribution)	8.38	6/15/32	1,280,000	1,577,019
Embarq Corp. (Telecom - Integrated/Svcs)	7.08	6/1/16	465,000	474,088
Esterline Technologies Co. (Aerospace/Defense) *	6.63	3/1/17	150,000	150,750
FMG Finance Property Ltd. (Metals/Mining ex Steel) (b) *	10.63	9/1/16	1,965,000	2,259,749
FMG Finance Property Ltd. (Metals/Mining ex Steel) *	10.00	9/1/13	95,000	103,313

Ford Motor Credit Co. (Auto Loans)	7.25	10/25/11	1,375,000	1,336,367
Ford Motor Credit Co. (Auto Loans)	8.00	12/15/16	915,000	880,452
Ford Motor Credit Co. (Auto Loans) (b)	7.00	10/1/13	1,120,000	1,041,137
Freeport-McMoran C & G (Metals/Mining ex Steel)	8.25	4/1/15	1,150,000	1,237,688
Freeport-McMoran C & G (Metals/Mining ex Steel)	8.38	4/1/17	445,000	481,156
Freeport-McMoran C & G (Metals/Mining ex Steel) (a)	8.56	4/1/15	1,095,000	1,151,119
Freescale Semiconductor (Electronics) (b) *	10.13	12/15/16	3,135,000	3,142,837
General Cable Corp. (Building Materials) (a) *	7.73	4/1/15	465,000	465,000
General Cable Corp. (Building Materials) *	7.13	4/1/17	85,000	85,531
General Motors (Auto Parts & Equipment) (b)	8.38	7/15/33	1,985,000	1,781,538
General Motors Acceptance Corp. (Auto Loans)	8.00	11/1/31	3,850,000	4,127,753
Glencore Nickel (Other) (c)	0.00	12/1/14	485,000	0
Hanesbrands, Inc. (Apparel/Textiles) (a) *	8.74	12/15/14	560,000	570,500
Harrahs Operating Co., Inc. (Gaming)	5.38	12/15/13	515,000	456,503
Harrahs Operating Co., Inc. (Gaming) (b)	6.50	6/1/16	2,475,000	2,192,701
Hawker Beechcraft Acquisition Co. (Aerospace/Defense) *	8.50	4/1/15	115,000	119,456
Hawker Beechcraft Acquisition Co. (Aerospace/Defense) *	8.88	4/1/15	220,000	227,425
HCA, Inc. (Health Services)	9.25	11/15/16	1,610,000	1,736,788
HCA, Inc. (Health Services) *	9.63	11/15/16	1,320,000	1,425,600
Hercules, Inc. (Chemicals)	6.75	10/15/29	1,850,000	1,850,000
Hertz Corp. (Support - Services) (b)	10.50	1/1/16	1,010,000	1,151,400
Hexion US Finance/Nova Scotia (Chemicals) *	9.75	11/15/14	1,025,000	1,074,969
Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	1,065,000	1,072,988
Houston Exploration Co. (Secondary Oil & Gas Producers)	7.00	6/15/13	750,000	750,000
Idearc, Inc. (Printing & Publishing) *	8.00	11/15/16	3,510,000	3,610,912
Intelsat Corp. (Telecom - Integrated/Svcs)	9.00	6/15/16	1,360,000	1,458,361
Leucadia National Corp. (Diversified Capital Goods) *	7.13	3/15/17	1,050,000	1,043,438
Level 3 Financing, Inc. (Aerospace/Defense) *	8.75	2/15/17	840,000	846,300
LIN Television Corp., Series B (Media - Broadcast)	6.50	5/15/13	785,000	768,319
Lyondell Chemical Co. (Chemicals)	8.00	9/15/14	785,000	822,288
Lyondell Chemical Co. (Chemicals)	8.25	9/15/16	1,980,000	2,118,600
Mediacom Broadband LLC/CRP (Media - Cable) (b)	8.50	10/15/15	1,180,000	1,206,550
Mediacom Broadband LLC/CRP (Media - Cable) *	8.50	10/15/15	115,000	117,588
Mediacom LLC/Cap Corp. (Media - Cable)	9.50	1/15/13	115,000	118,594
MediaNews Group, Inc. (Printing & Publishing)	6.38	4/1/14	150,000	131,625
MGM Mirage, Inc. (Gaming)	6.63	7/15/15	165,000	158,400
Mirant Mid-Atlantic LLC, Series B (Electric - Integrated)	9.13	6/30/17	178,906	204,400
Morris Publishing Group (Printing & Publishing)	7.00	8/1/13	615,000	587,325
Mosaic Co. (Chemicals) *	7.38	12/1/14	120,000	125,100
Mosaic Co. (Chemicals) *	7.63	12/1/16	100,000	105,500
Newfield Exploration Co. (Secondary Oil & Gas Producers)	6.63	4/15/16	1,700,000	1,700,000

NRG Energy, Inc. (Electric - Generation)	7.38	2/1/16	2,300,000	2,363,249
NRG Energy, Inc. (Electric - Generation)	7.38	1/15/17	140,000	143,675
NSG Holdings LLC/NSG Holding (Electric - Generation) *	7.75	12/15/25	700,000	731,500
NTL Cable PLC (Media - Cable)	8.75	4/15/14	3,000,000	3,119,999
NXP BV/NXP Funding LLC (Electronics) (b) *	9.50	10/15/15	1,375,000	1,419,688
Omega Health Care Investors (Health Services)	7.00	1/15/16	620,000	626,200
Owens-Brockway Glass Container, Inc. (Packaging)	8.88	2/15/09	1,055,000	1,076,100
Owens-Brockway Glass Container, Inc. (Packaging)	8.25	5/15/13	1,205,000	1,256,213
Pennacle Foods Group, Inc. (Food - Wholesale)	8.25	12/1/13	710,000	772,161
Petrohawk Energy Corp. (Energy - Expl & Prod) (b)	9.13	7/15/13	745,000	793,425
Qwest Communications International (Telecom - Integrated/Svcs)	7.25	2/15/11	3,505,000	3,588,243
R.H. Donnelley Corp. (Printing & Publishing)	6.88	1/15/13	1,775,000	1,726,188
R.H. Donnelley Corp., Series A-2 (Printing & Publishing)	6.88	1/15/13	265,000	257,713
Radio One, Inc., Series B (Media - Broadcast) (b)	6.38	2/15/13	1,750,000	1,688,750
Range Resources Corp. (Secondary Oil & Gas Producers)	7.38	7/15/13	3,625,000	3,702,030
Reliant Energy, Inc. (Electric - Generation)	9.50	7/15/13	1,135,000	1,235,731
Residential Capital LLC (Cons/Comm/Lease Financing)	6.00	2/22/11	90,000	88,778
Residential Capital LLC (Cons/Comm/Lease Financing)	6.50	4/17/13	555,000	549,731
Sabine Pass LNG LP (Gas Distribution) *	7.25	11/30/13	200,000	201,500
Sabine Pass LNG LP (Gas Distribution) *	7.50	11/30/16	800,000	806,000
Seitel, Inc. (Investments & Misc Finl Svcs) *	9.75	2/15/14	420,000	425,250
Seminole Hard Rock Enterprise (Restaurants) (a) *	7.85	3/15/14	260,000	265,200
Service Corp International (Health Services) *	6.75	4/1/15	365,000	364,544
Service Corp International (Health Services) *	7.50	4/1/27	525,000	525,000
Snoqualmie Enterprise Authority (Gaming) *	9.13	2/1/15	105,000	108,281
Transdigm, Inc. (Aerospace/Defense)	7.75	7/15/14	100,000	103,250
Transdigm, Inc. (Aerospace/Defense) *	7.75	7/15/14	240,000	247,800
Triad Hospitals, Inc. (Healthcare Fac/Supplies)	7.00	11/15/13	1,750,000	1,826,563
United Rentals North America, Inc. (Support - Services)	6.50	2/15/12	550,000	548,625
United Rentals North America, Inc. (Support - Services) (b)	7.75	11/15/13	940,000	965,850
US Concrete, Inc. (Building Materials) (b)	8.38	4/1/14	690,000	700,350
Valassis Communication (Printing & Publishing) (b) *	8.25	3/1/15	815,000	800,738
Videotron Ltee (Cable)	6.88	1/15/14	1,675,000	1,691,750
Williams Partners LP/WIL (Gas Distribution) *	7.25	2/1/17	2,025,000	2,141,437

Windstream Corp. (Telecom - Integrated/Svcs)	8.63	8/1/16	2,510,000	2,745,312
Windstream Corp. (Telecom - Integrated/Svcs) *	7.00	3/15/19	1,445,000	1,445,000
WMG Acquisition Corp. (Media - Services)	7.38	4/15/14	725,000	690,563

Total Corporate Bonds (Cost $116,689,622)				117,181,194

Foreign Bond – 11.42%
Abitibi-Consolidated, Inc. (Forestry/Paper)	8.85	8/1/30	170,000	151,300
Abitibi-Consolidated, Inc. (Forestry/Paper) (b)	8.55	8/1/10	405,000	410,063
Abitibi-Consolidated, Inc. (Forestry/Paper) (b)	8.38	4/1/15	315,000	296,100
Bowater Canada Finance (Forestry/Paper) (b)	7.95	11/15/11	780,000	758,550
CHC Helicopter Corp. (Transportation ex Air/Rail)	7.38	5/1/14	745,000	724,513
CIE General DE Geophysique (Oil Equipment)	7.75	5/15/17	165,000	172,013
CIE General DE Geophysique (Oil Field Equipt & Svcs) (b)	7.50	5/15/15	675,000	695,250
Crown Americas (Containers)	7.63	11/15/13	2,700,000	2,777,624
Crown Americas (Containers) (b)	7.75	11/15/15	350,000	364,000
Flextronics International, Ltd (Electronics)	6.50	5/15/13	790,000	782,100
Ineos Group Holdings, PLC (Chemicals) *	8.50	2/15/16	1,650,000	1,579,875
Kabel Deutschland Gmbh (Media - Cable)	10.63	7/1/14	1,380,000	1,538,700
Nordic Telephone Co.Holdings (Telecom - Integrated/Svcs) *	8.88	5/1/16	1,100,000	1,177,000
NTL Cable PLC (Media - Cable)	9.13	8/15/16	600,000	633,000
OPTI Canada, Inc. (Energy - Expl & Prod) *	8.25	12/15/14	1,935,000	2,012,400
Quebecor Media (Media - Diversified)	7.75	3/15/16	1,500,000	1,541,250
Quebecor World Cap Corp. (Printing & Publishing) *	8.75	3/15/16	80,000	81,000
R.H. Donnelley Corp. (Printing & Publishing)	8.88	1/15/16	950,000	1,009,375

Total Foreign Bond (Cost $16,525,649)				16,704,113

Securities Held as Collateral for Securities on Loan – 14.78%
State Street Navigator Securities Lending Prime Portfolio			21,620,968	21,620,967

Total Securities Held as Collateral for Securities on Loan (Cost $21,620,968)				21,620,967

Time Deposit – 4.42%
Liquidity Management Control System Time	4.50%	4/2/07	$6,283,403	$6,470,988

Deposit
Total Time Deposit (Cost $6,470,988)				6,470,988

			Shares	Value
Common/Preferred Stocks – 1.09%
Industry Not Specified - 0.97%
Adelphia Recovery Trust (Other) (d)			2,104,820	$147,337
Adelphia Recovery Trust (Other) (d)			2,771,517	1,191,753
Paxson Communications Corp. (Other) (c) (d) (e)			318,275	0
Paxson Communications Corp. (Other) (c) (d) (e)			285,971	0
Time Warner Cable, Inc., Class A (Other) (b) (d)			6,669	249,874

Total Common/Preferred Stocks (Cost $273,414)				1,588,964

Total Investments (Cost $161,580,641) - 111.81%				163,566,226
Liabilities in excess of other assets - (11.81)%				(17,279,162)

NET ASSETS - 100.00%				$146,287,064

(e)	Issuer has defaulted on the payment of interest.

(a)	Variable rate security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.

(d)	Represents non-income producing security.

(b)	All or part of this security has been loaned as of March 31, 2007.

(c)	Escrow Security.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio
Portfolio of Investments	March 31, 2007
(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 98.44%
Arizona - 10.34%
Arizona State Transportation Board Highway Revenue, Prerefunded 7/1/09 @ 100	5.75%	7/1/19	$1,000,000	$1,045,840
Arizona State University Revenue (FSA)	5.25	7/1/10	1,000,000	1,048,750
Mesa, Utility System Revenue, Prerefunded 7/1/07 @ 101 (FGIC)	5.25	7/1/16	1,000,000	1,013,870

				3,108,460

Florida - 7.08%
Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,250,000	1,323,662
Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	735,000	805,553

				2,129,215

Hawaii - 3.37%
Honolulu Hawaii City & County, Series A (MBIA)	5.00	3/1/08	1,000,000	1,011,920

Illinois - 17.92%
Chicago Illinois Park District, Series C, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,000,000	1,070,810
Cook County Illinois High School District No. 201 J Sterling Morton Township (FGIC) (a)	3.74	12/1/07	1,200,000	1,171,535
DU Page & Will Counties Illinois Community School District No. 204, GO	5.25	12/30/12	1,000,000	1,063,170
Illinois State Sales Tax Revenue, First Series	5.50	6/15/07	1,000,000	1,003,480
Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,000,000	1,080,330

				5,389,325

Indiana - 3.50%
East Porter County School Building Corporation (MBIA)	5.00	1/15/10	1,015,000	1,050,596

Iowa - 5.80%
Cedar Rapids Iowa, GO	5.25	6/1/12	1,300,000	1,341,912
Pella Iowa Community School District, GO, (FSA)	5.20	6/1/07	400,000	400,956

				1,742,868

Kentucky - 5.25%
Kentucky State Property & Buildings Commission, Project No. 64 Revenue, Prerefunded 11/1/09 @ 100 (MBIA)	5.75	5/1/12	1,500,000	1,578,585

Massachusetts - 3.91%
Massachusetts State, Series A	5.38	8/1/08	1,150,000	1,175,967

Michigan - 4.06%
Hamilton Michigan Community School District (FSA)	5.00	5/1/12	1,150,000	1,220,208

Missouri - 3.33%
Kansas City Missouri Industrial Development Authority Revenue, Ewing Marion Kauffman-B, Prerefunded 4/1/07 @ 100	5.70	4/1/27	1,000,000	1,000,000

Nevada - 8.73%
Clark County Nevada School District, Series A (b)	3.80	6/15/21	600,000	600,000
Sparks Nevada Redevelopment Agency Tax Allocation Revenue (RADIAN)	5.15	1/15/08	2,000,000	2,023,540

				2,623,540

New Mexico - 1.67%
New Mexico State Supplementary Severence Tax, Series A, Prerefunded 7/1/07 @ 100 (MBIA)	5.00	7/1/09	500,000	501,680

Oklahoma - 3.39%
Oklahoma Development Finance Authority Revenue, Prerefunded 5/1/08 @ 100	5.50	5/1/11	1,000,000	1,020,150

Pennsylvania - 3.35%
Pennsylvania State (FGIC)	5.00	10/1/07	1,000,000	1,006,660

Texas - 16.74%
El Paso Texas Independent School District, GO, (PSF-GTD)	5.00	2/15/12	1,000,000	1,024,070
Mesquite Texas Independent School District No. 1 (PSF-GTD)	5.25	8/15/09	750,000	765,893
Pearland Texas Independent School District, Prerefunded 2/15/08 @ 100 (PSF-GTD)	5.75	2/15/22	845,000	860,278
Texas State Turnpike Authority Center, Texas Turnpike Systems Revenue	5.00	6/1/07	1,215,000	1,217,527
University of Texas University Revenue, Series B	5.00	8/15/09	1,130,000	1,163,685

				5,031,453

Total Municipal Bonds (Cost $29,592,460)				29,590,627

Money Market - 0.16%
SSgA Tax Free Money Market (b)	3.06		47,586	47,586

Total Money Market (Cost $47,586)				47,586

Total Investments (Cost $29,640,046) - 98.60%				29,638,213
Other assets in excess of liabilities - 1.40%				421,516

NET ASSETS - 100.00%				$30,059,729

(a)	Rate represents the effective yield at purchase.

(b)	Variable rate security. The rate reflected is the rate in effect on March 31, 2007. The maturity date represents the actual maturity date.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

GO – General Obligation

MBIA – Municipal Bond Insurance Association

RADIAN – Radian Group, Inc.

PSF-GDT– Permanent School Fund Guaranteed

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments — March 31, 2007

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers nine separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”) formerly The High Yield Bond Portfolio, The Short Term Municipal Portfolio (“Short Term Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. Market values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Board. In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale.

In September 2006, the Financial Accounting Standards Board (FASB) issued State of Financials Accounting Standards No. 157 “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principals and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Trust’s financial statement disclosures.

B. Securities Transactions and Investment Income. For financial reporting purposes, portfolio security transactions are reported on trade date. However, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when notified. Interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation / (Depreciation)
Value Portfolio	889,704,131	181,247,896	(7,556,256)	173,691,640
Growth Portfolio	1,245,465,174	264,128,356	(12,901,975)	251,226,381
Small Cap Portfolio	536,098,790	123,766,421	(19,370,558)	104,395,863
International Portfolio	1,351,217,198	477,078,637	(7,151,292)	469,927,345
Fixed Income Portfolio	273,062,605	1,303,951	(1,711,607)	(407,656)
Fixed Income II Portfolio	299,678,919	56,328,034	(2,849,909)	53,478,125
Fixed Opportunity Portfolio	140,083,916	3,899,254	(1,074,424)	2,824,830
Short Term Portfolio	29,640,046	28,493	(30,326)	(1,833)
Intermediate Municipal Portfolio	564,424,076	8,649,768	(8,165,316)	484,452

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIRTLE CALLAGHAN TRUST

By (Signature and Title)*	/s/ Donald E. Callaghan
Principal Executive Officer

Date  May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald E. Callaghan
Principal Executive Officer

Date  May 24, 2007

By (Signature and Title)*	/s/ Robert J. Zion
Principal Financial Officer

Date  May 24, 2007

*	Print the name and title of each signing officer under his or her signature.